SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Managed Aggressive Growth Fund for the six-month reporting period from December 1, 1998 through May 31, 1999. Included in this report is our investment review, followed by a complete listing of the fund's holdings and financial statements.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio that focuses on stocks. At the end of the reporting period, 83.4% of the fund's $153-million portfolio was invested across stocks, including large-cap value, small-cap value, large-cap growth, small cap growth, and foreign stocks. The rest of the portfolio consisted of U.S. and foreign bonds. 1

During the first half of the fund's fiscal year, Institutional Shares delivered a total return of 7.03% 2 through a share price increase of $0.12, dividends totaling $0.10 per share, and capital gains totaling $0.72 per share. Select Shares produced a total return of 6.67%2 through a share price increase of $0.12, dividends totaling $0.05 per share, and capital gains totaling $0.72 per share.

Thank you for pursuing your long-term goals through the extremely high diversification and professional management of Federated Managed
Aggressive Growth Fund. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
July 15, 1999

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

PERFORMANCE FOR SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1999

The six-month reporting period ended May 31, 1999 was a generally favorable one for financial assets and Federated Managed Aggressive Growth Fund participated in the advance. For the six-month reporting period ended
May 31, 1999, an investor in the Institutional Shares had a total return of 7.03%, 1 while an investor in the Select Shares had a total return of 6.67%.1 As usual, performance among asset classes showed wide variation. In the U.S., large company stocks continued to outperform small company stocks until April when returns for small company stocks improved in response to stronger economic growth. As has been the recent pattern, U.S. large company stocks also outperformed foreign stocks. Bonds performed poorly during the period as interest rates rose on concerns that stronger economic growth will bring higher inflation.

ASSET ALLOCATION AS OF MAY 31, 1999

Federated Managed Aggressive Growth Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories as of May 31, 1999.

ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS

                                          PERCENTAGE
                             PERMITTED    AS OF
ASSET CATEGORY               RANGE        MAY 31, 1999
BONDS 2                      10-30        13
U.S. Treasury Securities      0-20         6
Mortgage-Backed Securities    0-10         0
Investment Grade
Corporate Bonds               0-10         0
High Yield Corporate Bonds    0-10         4
Foreign Bonds                 0-10         4

EQUITIES 2                   70-90        83
Large Company Stocks         40-60        45
Small Company Stocks         10-20        10
Foreign Stocks               10-20        13

1 Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1999 have been included under the appropriate equity asset category.

The U.S. has enjoyed eight years of economic expansion which has driven corporate profits strongly upward. The accompanying bull market in stocks has pushed stock prices up even faster than earnings. However, this favorable price movement in stocks has created a valuation problem for U.S. stocks. Relative to historical measures of value, U.S. stocks are richly priced. This implies that long-term returns from these price levels are likely to be moderate. Offsetting the valuation factors, the U.S. economy appears to be in solid shape with good growth and low inflation. Moreover, U.S. monetary policy appears supportive of further price gains in financial assets. Thus fund management moved equity exposure up during the period to above normal levels in response to this favorable near-term environment for equities.

STRUCTURE OF THE BOND PORTFOLIO

Within the range of four to six years, the fund's bond duration is set at
4.5 years. This duration is set at a somewhat below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore, a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds. Within the bond portfolio, bond categories were held near their normal positions after adjusting for the lower than normal bond allocation.

STRUCTURE OF THE EQUITY PORTFOLIO

Equity exposure was increased in the portfolio, primarily in the large company stock area. Other areas of the stock market such as small company stocks and foreign stocks appear more reasonably valued than U.S. large company stocks. However, the economic cycle appears to favor large company stocks. This economic expansion has lasted eight years, substantially longer than the average U.S. economic expansion. In the late stages of economic expansions, investors usually begin to favor larger company stocks for their perceived stability of earnings. Finally a rising dollar creates a performance drag for U.S. investors in foreign stocks. Thus fund management held weights in the other equity asset classes near neutral levels despite their valuation advantages.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)

                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-83.4% 1
             LARGE-CAP VALUE STOCKS-23.0%
             BASIC MATERIALS-1.2%
     4,800   Air Products & Chemicals, Inc.                  $    196,800
     5,700   Alcoa, Inc.                                          313,500
    21,735   Archer-Daniels-Midland Co.                           326,025
     3,400   Dow Chemical Co.                                     413,100
     4,900   Du Pont (E.I.) de Nemours & Co.                      320,644
     3,400   International Paper Co.                              170,000
     3,500   Martin Marietta Materials                            212,188
             TOTAL                                              1,952,257
             CAPITAL GOODS-1.3%
     4,200   Caterpillar, Inc.                                    230,475
     2,400   Cooper Industries, Inc.                              118,950
     2,300   Emerson Electric Co.                                 146,913
     8,100   Ingersoll-Rand Co.                                   515,869
     8,000   Johnson Controls, Inc.                               504,500
     2,600   Northrop Grumman, Corp.                              175,500
     5,900   Parker-Hannifin Corp.                                257,756
     1,047   Tyco International, Ltd.                              91,482
             TOTAL                                              2,041,445
             COMMUNICATION SERVICES-3.8%
    21,565   AT&T Corp.                                         1,196,857
     5,000   Ameritech Corp.                                      329,063
    17,200   Bell Atlantic Corp.                                  941,700
     9,900   BellSouth Corp.                                      467,156
    10,400   GTE Corp.                                            655,850
    12,678 2 MCI Worldcom, Inc.                                 1,095,062
     9,200   SBC Communications, Inc.                             470,350
     2,300   Sprint Corp. (FON Group)                             259,325
    11,800   U.S. West, Inc.                                      637,937
             TOTAL                                              6,053,300
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             LARGE-CAP VALUE STOCKS-continued
             CONSUMER CYCLICALS-1.1%
     3,354   Delphi Auto Systems Corp.                       $     65,822
     8,500   Ford Motor Co.                                       485,031
     4,800   General Motors Corp.                                 331,200
    16,500 2 K Mart Corp.                                         253,687
     5,700   Limited, Inc.                                        278,587
     2,550   May Department Stores Co.                            110,447
     1,700   Penney (J.C.) Co., Inc.                               87,869
     3,100   Sears, Roebuck & Co.                                 148,219
             TOTAL                                              1,760,862
             CONSUMER STAPLES-0.9%
       900   Anheuser-Busch Companies, Inc.                        65,756
     5,000   CBS Corp.                                            208,750
     6,400   Kimberly-Clark Corp.                                 375,600
     4,100 2 King World Productions, Inc.                         136,837
       600 2 MediaOne Group, Inc.                                  44,325
     7,300   RJR Nabisco Holdings Corp.                           225,844
    11,800   UST, Inc.                                            359,900
             TOTAL                                              1,417,012
             ENERGY-2.4%
     3,800   Atlantic Richfield Co.                               318,013
     7,800 2 BJ Services Co.                                      214,987
     5,100   Chevron Corp.                                        472,706
    16,500   Exxon Corp.                                        1,317,938
     4,500   Mobil Corp.                                          455,625
    10,000   Occidental Petroleum Corp.                           211,250
     3,200   Phillips Petroleum Co.                               167,800
     6,600   Sunoco, Inc.                                         200,887
     2,000   Texaco, Inc.                                         131,000
    12,800   USX-Marathon Group                                   383,200
             TOTAL                                              3,873,406
             FINANCIALS-6.9%
     1,400   Allmerica Financial Corp.                             81,987
    12,400   Allstate Corp.                                       451,825
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             LARGE-CAP VALUE STOCKS-continued
             FINANCIALS-CONTINUED
     2,000   American General Corp.                         $     144,500
     8,901   American International Group, Inc.                 1,017,496
    10,000   Bank One Corp.                                       565,625
    12,194   BankAmerica Corp.                                    788,799
     3,400   BankBoston Corp.                                     161,075
     2,730   Bear Stearns Cos., Inc.                              121,144
     9,600   CIGNA Corp.                                          895,200
     5,300   Chase Manhattan Corp.                                384,250
    20,050   Citigroup, Inc.                                    1,328,313
     8,200   Federal National Mortgage Association                557,600
    11,800   First Union Corp.                                    543,538
     5,100   Fleet Financial Group, Inc.                          209,738
     5,300 2 Golden State Bancorp, Inc.                           130,181
     2,800   Hartford Financial Services Group, Inc.              177,100
     4,400   KeyCorp                                              152,900
     3,000   Loews Corp.                                          243,938
     4,200   MBIA, Inc.                                           286,913
     8,250   Marsh & McLennan Cos., Inc.                          600,188
     7,600   Mellon Bank Corp.                                    271,225
     1,000   Merrill Lynch & Co., Inc.                             84,000
     1,100   Morgan, J.P. & Co., Inc.                             153,244
     4,300   Morgan Stanley, Dean Witter, Discover & Co.          414,950
     6,900   Old Republic International Corp.                     125,494
     2,800   PNC Bank Corp.                                       160,300
     2,300   SunTrust Banks, Inc.                                 155,250
     4,100   Torchmark Corp.                                      136,838
     5,830   Washington Federal, Inc.                             131,175
     8,400   Washington Mutual, Inc.                              320,775
     5,100   Wells Fargo Co.                                      204,000
             TOTAL                                             10,999,561
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             LARGE-CAP VALUE STOCKS-continued
             HEALTH CARE-0.5%
    14,800   Pharmacia & Upjohn, Inc.                       $     820,475
             TECHNOLOGY-2.3%
     5,100   Eastman Kodak Co.                                    344,888
     4,200   Electronic Data Systems Corp.                        236,250
     9,200   First Data Corp.                                     413,425
     6,100   Hewlett-Packard Co.                                  575,306
     2,800   International Business Machines Corp.              1,488,800
     2,500   Motorola, Inc.                                       207,031
     5,400   Raytheon Co., Class A                                358,763
             TOTAL                                              3,624,463
             TRANSPORTATION-0.5%
     2,900 2 AMR Corp.                                            188,681
     9,600   Burlington Northern Santa Fe                         297,600
     1,800 2 FDX Corp.                                             99,113
     8,700   Ryder Systems, Inc.                                  208,800
             TOTAL                                                794,194
             UTILITIES-2.1%
     3,600   Allegheny Energy, Inc.                               125,550
     6,100   CMS Energy Corp.                                     283,650
     7,300   Coastal Corp.                                        281,506
     6,150   Columbia Energy Group                                329,025
     3,000   Consolidated Edison Co.                              145,688
     4,400   Constellation Energy Group                           137,225
     3,300   Dominion Resources, Inc.                             142,519
     8,700   Entergy Corp.                                        282,206
    13,200   P G & E Corp.                                        445,500
     8,300   Public Service Enterprises Group, Inc.               348,081
     8,700   Reliant Energy, Inc.                                 265,350
     8,400   Southern Co.                                         238,350
     5,900   Texas Utilities Co.                                  265,500
             TOTAL                                              3,290,150
             TOTAL LARGE-CAP VALUE STOCKS                      36,627,125
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP VALUE STOCKS-4.6%
             BASIC MATERIALS-0.3%
     1,400   Cambrex Corp.                                  $      31,500
     1,100   ChemFirst, Inc.                                       26,194
     2,100   Corn Products International, Inc.                     61,950
     1,100   Florida Rock Industries, Inc.                         43,862
     1,400   Geon Co.                                              42,175
     2,300   Glamis Gold Ltd.                                       4,312
       600 2 Hauser Inc.                                            1,462
     1,600   Lone Star Industries, Inc.                            57,000
       900 2 Material Sciences Corp.                               10,012
       600 2 McWhorter Technologies, Inc.                           8,325
     1,400   OM Group, Inc.                                        52,325
       400   Penford Corporation                                    5,262
     4,410   Placer Dome, Inc.                                     49,061
       500   Quaker Chemical Corp.                                  8,687
       800   Quanex Corp.                                          20,900
       700   Republic Group, Inc.                                  12,512
       700   Steel Technologies, Inc.                               6,300
     1,200   Texas Industries, Inc.                                43,650
     1,000 2 WHX Corp.                                              7,500
             TOTAL                                                492,989
             CAPITAL GOODS-0.6%
     1,600   AMCOL International Corp.                             22,700
       500   Amcast Industrial Corp.                                8,406
     1,000 2 Astec Industries, Inc.                                37,375
     1,200   Barnes Group, Inc.                                    27,675
       700 2 Benchmark Electronics, Inc.                           21,000
     1,300   Brady (W.H.) Co.                                      32,581
       800   CTS Corp.                                             44,800
     1,800 2 Checkpoint System, Inc.                               16,425
       900   Commercial Metals Corp.                               21,094
       900   CustomTracks Corp.                                    54,000
     1,000   Daniel Industries, Inc.                               21,000
       900 2 Flow International Corp.                               8,887
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP VALUE STOCKS-continued
             CAPITAL GOODS-CONTINUED
     1,000   Imco Recycling, Inc.                           $      16,750
     1,500 2 Insituform Technologies, Inc., Class A                25,125
       500   Insteel Industries, Inc.                               4,312
       700 2 Intermagnetics General Corp.                           5,469
       900 2 Ionics, Inc.                                          28,181
     1,100   Juno Lighting, Inc.                                   25,231
     1,400   Kaman Corp., Class A                                  18,550
     2,300 2 Kemet Corp.                                           36,944
       600   Lawson Products, Inc.                                 14,850
     3,100 2 Morrison Knudsen Corp.                                30,806
     1,100   Myers Industries, Inc.                                25,162
       400 2 Nashua Corp.                                           4,550
       900   O'Sullivan Corp.                                       7,987
       600   Park Electrochemical Corp.                            14,362
     2,800 2 Paxar Corp.                                           25,375
     1,200   RTI International Metals                              15,975
     1,100   Reliance Steel & Aluminum Co.                         39,187
     1,000   Scott Technologies, Inc.                              18,875
     1,400   Smith (A.O.) Corp.                                    34,125
       700   Spartan Motors, Inc.                                   4,025
       800   Standex International Corp.                           20,900
       800   Stone & Webster, Inc.                                 19,600
     1,900 2 Superior Services, Inc.                               40,731
       800 2 Tetra Technologies, Inc.                               6,800
       900   Thomas Industries, Inc.                               18,225
       400 2 Three-Five Systems, Inc.                               5,375
     1,500   Valmont Industries, Inc.                              24,797
     1,300   Wabash National Corp.                                 24,781
     1,400   Watsco, Inc.                                          27,037
       800 2 Wolverine Tube, Inc.                                  19,050
             TOTAL                                                919,080
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP VALUE STOCKS-continued
             CONSUMER CYCLICALS-1.0%
       500   Angelica Corp.                                 $       8,469
     1,500 2 Ann Taylor Stores Corp.                               64,781
     1,600   Apogee Enterprises, Inc.                              19,100
     1,600   Arctic Cat, Inc.                                      13,300
     1,300   Authentic Fitness Corp.                               21,369
       800   Baker (J.), Inc.                                       5,800
       800   Bassett Furniture Industries, Inc.                    19,200
     1,100   Brown Group, Inc.                                     20,900
       700 2 Building Materials Holding Corp.                       8,050
       600   CPI Corp.                                             18,900
     3,100   Casey's General Stores, Inc.                          41,656
     1,600   Cato Corp., Class A                                   21,000
       600   Chemed Corp.                                          19,462
     1,500 2 Cone Mills Corp.                                       9,281
       900 2 Cyrk International, Inc.                               5,963
     3,200   D. R. Horton, Inc.                                    54,400
     1,400   Delta Woodside Industries, Inc.                        9,887
       700   Dixie Group, Inc.                                      6,387
     1,300 2 Dress Barn, Inc.                                      19,094
     1,500 2 Family Golf Centers, Inc.                             13,641
     2,200   Fedders Corp.                                         12,512
     1,300 2 Franklin Covey Co.                                    12,675
       700 2 Galey & Lord, Inc.                                     2,887
       700 2 Gottschalks, Inc.                                      5,775
       500   Haggar Corp.                                           6,312
     1,200   Hancock Fabrics, Inc.                                  6,825
     2,000 2 Hartmarx Corp.                                         9,875
       700   Huffy Corp.                                            9,406
     1,400   Hughes Supply, Inc.                                   37,713
       700 2 Insurance Automotive Auctions, Inc.                    9,013
     3,100   Interface, Inc.                                       24,025
     1,500   Intermet Corp.                                        20,812
     1,600 2 Jan Bell Marketing, Inc.                               4,900
                                                                VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP VALUE STOCKS-continued
             CONSUMER CYCLICALS-CONTINUED
     1,100   Jo-Ann Stores, Inc.                             $     18,494
       600   Johnston Industries, Inc.                              1,350
     1,800 2 Just For Feet, Inc.                                   13,725
     1,500   Justin Industries, Inc.                               20,156
       600   K Swiss, Inc., Class A                                34,425
     1,300   Kellwood Co.                                          30,875
     3,100   La-Z Boy Chair Co.                                    61,612
       500   Lillian Vernon Corp.                                   6,437
     1,100   M.D.C. Holdings, Inc.                                 21,725
     1,700 2 Michaels Stores, Inc.                                 45,475
       900   Nelson, Thomas Inc.                                    8,831
     2,700   Oakwood Homes Corp.                                   33,750
     1,100   OshKosh B'Gosh, Inc., Class A                         21,587
       500   Oxford Industries, Inc.                               13,875
     1,600   Phillips Van Heusen Corp.                             14,000
     1,200 2 Primark Corp.                                         32,475
     3,000 2 Prime Hospitality Corp.                               31,312
     1,300   Russ Berrie & Co., Inc.                               33,394
       900   Ryland Group, Inc.                                    25,031
     1,100 2 Scotts Co.                                            48,400
     1,500   Shopko Stores, Inc.                                   53,250
       500   Skyline Corp.                                         15,594
       700 2 Southern Energy Homes, Inc.                            3,259
       800   Standard Motor Products, In                           19,050
     1,700   Standard Pacific Corp.                                22,312
       900   Standard Products Co.                                 20,081
     2,700   Stride Rite Corp.                                     28,181
       500 2 Swiss Army Brands, Inc.                                4,031
     1,200 2 TBC Corp.                                              8,475
       900   TJ International, Inc.                                24,750
       700   Thor Industries, Inc.                                 18,419
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP VALUE STOCKS-continued
             CONSUMER CYCLICALS-CONTINUED
     2,200 2 Toll Brothers, Inc.                             $     47,987
       800 2 U.S. Home Corp.                                       27,600
     1,200   Universal Forest Products, Inc.                       21,600
       500   Walbro Corp.                                           9,781
     1,300   Winnebago Industries, Inc.                            21,450
     1,100   Wynns International, Inc.                             19,869
     2,100 2 Zale Corp.                                            80,981
             TOTAL                                              1,526,969
             CONSUMER STAPLES-0.5%
     1,200   ABM Industries, Inc.                                  32,775
     1,700   Applebee's International, Inc.                        50,150
     1,300   Bindley Western Industries, Inc.                      39,162
     2,100   Bowne & Co., Inc.                                     35,175
     1,000 2 Canandaigua Wine Co., Inc., Class A                   49,750
       700 2 Carmike Cinemas, Inc., Class A                        12,294
     1,200 2 Cheesecake Factory, Inc.                              33,150
     3,800   Chiquita Brands International                         30,637
     1,100   Dames & Moore, Inc.                                   17,325
     2,500   Earthgrains Co.                                       58,594
     1,800   Harland (John H.) Co.                                 32,175
     1,200 2 IHOP Corp.                                            28,650
     2,800 2 Interim Services, Inc.                                61,075
       500 2 J & J Snack Foods Corp.                               10,375
     1,800 2 Landrys Seafood Restaurants, Inc.                     16,425
       400   National Presto Industries, Inc.                      14,925
     1,600   Norrell Corp.                                         29,700
     1,900   Ruby Tuesday, Inc.                                    35,269
     2,300 2 Ryan's Family Steak Houses, Inc.                      26,881
     2,200 2 Smithfield Foods, Inc.                                58,712
     1,100 2 Sonic Corp.                                           30,284
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP VALUE STOCKS-continued
             CONSUMER STAPLES-CONTINUED
     1,300   TCBY Enterprises, Inc.                          $      8,612
       800 2 Taco Cabana, Inc., Class A                             8,550
       900 2 Volt Information Science, Inc.                        15,525
     2,200 2 World Color Press                                     56,100
             TOTAL                                                792,270
             ENERGY-0.1%
        90 2 Eagle Geophysical, Inc.                                  304
     1,100 2 HS Resources, Inc.                                    13,200
     1,300 2 Oceaneering International, Inc.                       20,069
     1,200 2 Offshore Logistics, Inc.                              13,575
     1,200 2 Pool Energy Services Co.                              20,250
     2,900 2 Pride International, Inc.                             30,269
     3,895 2 Santa Fe Snyder Corp.                                 33,107
     1,400 2 Seitel, Inc.                                          22,137
             TOTAL                                                152,911
             FINANCIALS-0.8%
     2,600 2 Amresco, Inc.                                         17,875
     1,000   Anchor Bancorp Wisconsin, Inc.                        16,500
     3,200   Astoria Financial Corp.                              144,000
       900   Banknorth Group, Inc.                                 24,019
     1,900   Capital Re Corp.                                      30,994
     1,300   Carolina First Corporation                            35,669
     3,500   Commercial Federal Corp.                              79,844
     1,600   Cullen Frost Bankers, Inc.                            90,000
     1,246 2 Delphi Financial Group, Inc., Class A                 43,236
     1,600   Downey Financial Corp.                                35,200
     2,200   Enhance Financial Services Group, Inc.                43,037
       600   Executive Risk, Inc.                                  51,150
     1,700   First Midwest Bancorp, Inc.                           65,875
     4,100   Fremont General Corp.                                 86,869
     2,200   Frontier Insurance Group, Inc.                        37,812
     1,200   Investment Technology Group, Inc.                     53,175
       600   JSB Financial, Inc.                                   30,750
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP VALUE STOCKS-continued
             FINANCIALS-CONTINUED
     1,200   Jefferies Group, Inc.                           $     29,475
     1,300   MAF Bancorp, Inc.                                     29,981
     1,100   NAC Re Corp.                                          60,019
     1,600   Orion Capital Corp.                                   46,700
     1,470   Provident Bankshares Corp.                            33,994
     1,800   Riggs National Corp.                                  30,262
     1,600   Selective Insurance Group, Inc.                       30,200
     1,200 2 Silicon Valley Bancshares                             23,100
     2,400   St. Paul Bancorp, Inc.                                62,250
     2,100   Susquehanna Bankshares, Inc.                          38,194
             TOTAL                                              1,270,180
             HEALTH CARE-0.3%
     1,200   ADAC Laboratories                                      9,675
     1,600   Alpharma, Inc., Class A                               42,700
     1,900 2 American Oncology Resources, Inc.                     19,297
       600 2 Compdent Corp.                                         8,700
       900 2 Datascope Corp.                                       22,641
       800   Diagnostic Products Corp.                             18,200
     2,100 2 Genesis Health Ventures, Inc.                          9,319
     3,100   Integrated Health Services, Inc.                      18,212
     1,200 2 NCS HealthCare, Inc., Class A                         16,500
     4,400 2 Phycor, Inc.                                          30,662
       805 2 Priority HealthCare Corp., Class A                    27,488
     1,100 2 Protein Design Laboratories, Inc.                     21,587
     1,560 2 Quintiles Transnational Corp.                         63,375
     1,800 2 Regeneron Pharmaceuticals, Inc.                       12,825
     1,800 2 Roberts Pharmaceutical Corp.                          34,200
       800 2 Rural / Metro Corp.                                    6,050
     1,600 2 Sierra Health Services, Inc.                          24,400
     1,800 2 Summit Technology, Inc.                               35,550
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP VALUE STOCKS-continued
             HEALTH CARE-CONTINUED
     1,300 2 Sunrise Medical, Inc.                           $     10,806
       600 2 Syncor International Corp.                            20,400
     1,500 2 Vertex Pharmaceuticals, Inc.                          30,094
       700   Vital Signs, Inc.                                     13,431
             TOTAL                                                496,112
             TECHNOLOGY-0.3%
       700   Analogic Corp.                                        22,794
     2,400 2 Anixter International, Inc.                           42,450
     1,100 2 BancTec, Inc.                                         17,737
       600   Bell Industries, Inc.                                  6,150
     1,800 2 Cable Design Technologies, Class A                    25,425
     1,600   Dallas Semiconductor Corp.                            69,600
       800 2 Digi International, Inc.                               6,700
     3,600 2 Digtial Microwave Corp.                               45,450
     1,300 2 Exabyte Corp.                                          7,150
     1,300   Gerber Scientific, Inc.                               30,387
     1,600 2 Intervoice, Inc.                                      17,800
     1,400 2 Lattice Semiconductor Corp.                           68,775
     2,200 2 PictureTel Corp.                                      19,525
     1,500   Pioneer Standard Electronics, Inc.                    14,719
       900 2 Standard Microsystems Corp.                            6,862
     2,800   System Software Association                            5,687
     2,700 2 VLSI Technology, Inc.                                 56,531
       600 2 Wall Data, Inc.                                        6,112
     1,300 2 Xircom, Inc.                                          32,825
             TOTAL                                                502,679
             TRANSPORTATION-0.3%
     2,000   Air Express International Corp.                       50,000
     1,800 2 American Freightways Corp.                            31,500
     1,100 2 Arkansas Best Corp.                                    9,762
     2,100 2 Fritz Companies, Inc.                                 22,575
     1,000   Frozen Food Express Industries, Inc.                   6,875
     1,200 2 Kirby Corp.                                           22,650
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP VALUE STOCKS-continued
             TRANSPORTATION-CONTINUED
       600 2 Landstar System, Inc.                           $     22,575
       700 2 M.S. Carriers, Inc.                                   22,137
     1,200   Pittston BAX Group                                    12,975
       500 2 Railtex, Inc.                                          6,750
     3,400   Rollins Truck Leasing Corp.                           36,975
     1,400   SkyWest, Inc.                                         32,550
     1,500   USFreightways Corp.                                   59,062
     2,800   Werner Enterprises, Inc.                              54,075
     1,500 2 Yellow Corp.                                          25,500
             TOTAL                                                415,961
             UTILITIES-0.4%
       500   American States Water Co.                             13,344
       600   Aquarion Co.                                          18,637
     1,800   Atmos Energy Corp.                                    46,125
       400 2 Bangor Hydro Electric Co.                              5,650
       600   Cascade Natural Gas Corp.                             10,087
       800   Cilcorp, Inc.                                         48,750
     1,300   Commonwealth Energy System                            55,087
       600   Connecticut Energy Corp.                              22,537
     1,700   Energen Corp.                                         32,513
     1,000   New Jersey Resources Corp.                            37,750
       800   Orange & Rockland Utilities, Inc.                     46,550
       600   Pennsylvania Enterprises                              17,400
     2,316   Philadelphia Suburban Corp.                           50,952
     1,800   Piedmont Natural Gas, Inc.                            60,862
     1,800   Sierra Pacific Resources                              65,475
     1,800   Southwest Gas Corp.                                   50,850
     1,500   Southwestern Energy Co.                               14,156
       800   TNP Enterprises, Inc.                                 29,850
       800   United Illuminating Co.                               35,050
     2,200   United Water Resources, Inc.                          47,850
             TOTAL                                                709,475
             TOTAL SMALL-CAP VALUE STOCKS                       7,278,626
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             LARGE-CAP GROWTH STOCKS-21.7%
             BASIC MATERIALS-0.3%
     3,000   Bemis Co., Inc.                                 $    113,250
     3,200   Hercules, Inc.                                       111,800
     3,400   Monsanto Co.                                         141,100
     1,900   PPG Industries, Inc.                                 115,306
             TOTAL                                                481,456
             CAPITAL GOODS-2.3%
     4,600   Allied-Signal, Inc.                                  267,088
     3,000   Avery Dennison Corp.                                 179,625
     3,200   Crown Cork & Seal Co., Inc.                          100,400
     5,100   Dover Corp.                                          192,206
    19,300   General Electric Co.                               1,962,569
     3,300   Hillenbrand Industries, Inc.                         138,394
     5,500   Miller Herman, Inc.                                  111,031
     2,100 2 SCI Systems, Inc.                                     87,150
     6,600   United Technologies Corp.                            409,613
     4,812   Waste Management, Inc.                               254,435
             TOTAL                                              3,702,511
             COMMUNICATION SERVICES-0.6%
     2,500 2 AT&T Corp. - Liberty Media Group, Inc., Class A      166,094
     4,000 2 Airtouch Communications, Inc.                        402,000
     1,600 2 Chancellor Media Corp., Class A                       81,300
     3,500   Cincinnati Bell, Inc.                                 84,656
     3,800   Comcast Corp., Class A                               146,300
             TOTAL                                                880,350
             CONSUMER CYCLICALS-2.4%
     2,600 2 Abercrombie & Fitch Co., Class A                     218,725
     3,400   Block (H&R), Inc.                                    163,837
     1,800 2 Costco Cos., Inc.                                    130,500
     2,900   Dayton-Hudson Corp.                                  182,700
     2,900   Gannett Co., Inc.                                    209,525
     3,150   Gap (The), Inc.                                      197,072
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             LARGE-CAP GROWTH STOCKS-continued
             CONSUMER CYCLICALS-CONTINUED
     3,500   Harley Davidson, Inc.                           $    178,719
     9,300   Home Depot, Inc.                                     528,937
     2,700 2 Jones Apparel Group, Inc.                             83,025
     3,688   Lowe's Cos., Inc.                                    191,546
     7,400   Masco Corp.                                          211,363
     2,100   Maytag Corp.                                         148,181
     3,500   Nordstrom, Inc.                                      124,250
     8,900   Service Corp. International                          170,769
     4,350 2 Staples, Inc.                                        125,062
    10,200   TJX Cos., Inc.                                       306,000
    17,200   Wal-Mart Stores, Inc.                                733,150
             TOTAL                                              3,903,361
             CONSUMER STAPLES-4.2%
     3,100   Avon Products, Inc.                                  153,256
     6,400   Campbell Soup Co.                                    282,400
     1,500   Cardinal Health, Inc.                                 90,563
    13,000   Coca-Cola Co.                                        888,062
    16,200   Dial Corp.                                           506,250
     7,500   Disney (Walt) Co.                                    218,437
     3,500   Dole Food, Inc.                                      107,406
     4,200   Gillette Co.                                         214,200
     3,000   Heinz (H.J.) Co.                                     144,937
     5,400   McDonald's Corp.                                     207,900
     5,106   McKesson HBOC, Inc.                                  173,923
     9,200   PepsiCo, Inc.                                        329,475
    18,000   Philip Morris Cos., Inc.                             694,125
     8,300   Procter & Gamble Co.                                 775,013
     3,300   Quaker Oats Co.                                      218,006
     8,700 2 Safeway, Inc.                                        404,550
     7,400   Sara Lee Corp.                                       177,600
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             LARGE-CAP GROWTH STOCKS-continued
             CONSUMER STAPLES-CONTINUED
     3,500   Sysco Corp.                                    $     103,906
     5,100 2 Tricon Global Restaurants, Inc.                      297,075
    15,600 2 Viacom, Inc., Class A                                601,575
     1,500   Wrigley (Wm.), Jr. Co.                               130,594
             TOTAL                                              6,719,253
             ENERGY-0.1%
     3,300   Halliburton Co.                                      136,538
             FINANCIALS-1.2%
     4,400   American Express Co.                                 533,225
     4,486   Associates First Capital Corp., Class A              183,926
     3,600   Household International, Inc.                        156,150
    11,000   MBNA Corp.                                           303,875
     2,000   MGIC Investment Corp.                                 96,250
     5,250   Providian Financial Corp.                            503,672
     2,100   U.S. Bancorp                                          68,250
             TOTAL                                              1,845,348
             HEALTH CARE-3.9%
     8,900   Abbott Laboratories                                  402,169
     5,000   American Home Products Corp.                         288,125
     4,600 2 Amgen, Inc.                                          290,950
     1,800   Baxter International, Inc.                           116,213
    19,500 2 Beverly Enterprises, Inc.                            141,375
    12,600   Bristol-Myers Squibb Co.                             864,675
     6,600   Guidant Corp.                                        330,000
     7,700 2 HEALTHSOUTH, Corp.                                   102,988
     7,200   Johnson & Johnson                                    666,900
     4,000   Lilly (Eli) & Co.                                    285,750
    16,000   Merck & Co., Inc.                                  1,080,000
     4,300   Pfizer, Inc.                                         460,100
     8,600   Schering Plough Corp.                                387,538
     3,100   United Healthcare Corp.                              180,575
     6,400 2 Universal Health Services, Inc., Class B             319,200
     4,500   Warner-Lambert Co.                                   279,000
             TOTAL                                              6,195,558
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             LARGE-CAP GROWTH STOCKS-continued
             TECHNOLOGY-6.7%
     6,800 2 America Online, Inc.                           $     811,750
     4,300 2 Applied Materials, Inc.                              236,231
     2,000 2 Ascend Communications                                185,375
     6,112 2 BMC Software, Inc.                                   302,162
     6,400 2 Cadence Design Systems, Inc.                          82,400
    12,625 2 Cisco Systems, Inc.                                1,376,125
     3,400 2 Compuware Corp.                                      105,613
     3,500 2 Convergys Corp.                                       61,688
    12,400 2 Dell Computer Corp.                                  427,025
     8,400 2 EMC Corp. Mass                                       836,850
     1,700 2 Gateway 2000, Inc.                                   103,381
    18,200   Intel Corp.                                          983,938
     2,400 2 Lexmark Intl. Group, Class A                         326,700
    16,200   Lucent Technologies, Inc.                            921,375
    26,000 2 Microsoft Corp.                                    2,097,875
     7,950 2 Oracle Corp.                                         197,259
     2,300 2 PanAmSat Corp.                                        74,750
     4,600 2 Seagate Technology, Inc.                             138,863
     9,000 2 Sun Microsystems, Inc.                               537,750
     7,200 2 Tellabs, Inc.                                        421,200
     4,400   Xerox Corp.                                          247,225
     1,200 2 Yahoo, Inc.                                          177,600
             TOTAL                                             10,653,135
             TOTAL LARGE-CAP GROWTH STOCKS                     34,517,510
             SMALL-CAP GROWTH STOCKS-5.0%
             BASIC MATERIALS-0.2%
     1,900 2 Buckeye Technologies Inc.                             30,994
     1,300   Caraustar Industries, Inc.                            34,288
       600   LSB Industries, Inc.                                   1,125
     1,200   Lilly Industries, Inc., Class A                       22,875
     1,300   MacDermid, Inc.                                       52,325
     1,400 2 Shorewood Packaging Corp.                             23,975
     2,350 2 Stillwater Mining Co.                                 75,053
             TOTAL                                                240,635
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP GROWTH STOCKS-continued
             CAPITAL GOODS-0.8%
     1,500   AAR Corp.                                      $      29,625
       600 2 Alliant Techsystems, Inc.                             51,000
     2,000   Applied Power, Inc., Class A                          48,500
     1,900   Aptargroup, Inc.                                      52,250
     1,300 2 BE Aerospace, Inc.                                    23,238
     1,900   Baldor Electric Co.                                   36,575
     1,300   Belden, Inc.                                          30,631
     2,000   Blount International, Inc., Class A                   55,750
       500 2 C-COR Electronics, Inc.                               11,813
     1,300   CLARCOR, Inc.                                         23,888
     1,200 2 Dionex Corp.                                          49,125
     1,200 2 Dycom Industries, Inc.                                57,900
       800 2 Gardner Denver, Inc.                                  13,700
     1,100   Graco, Inc.                                           35,956
     1,500 2 Halter Marine Group, Inc.                             11,063
       600   Harmon Industries, Inc.                               12,525
     2,300   JLG Industries, Inc.                                  44,419
       900   Libbey, Inc.                                          26,944
     1,350   Manitowoc, Inc.                                       45,900
     1,900 2 Mueller Industries, Inc.                              55,100
       800   New England Business Service, Inc.                    21,750
       900 2 Oak Industries, Inc.                                  43,369
     1,900 2 Orbital Sciences Corp.                                42,988
       800 2 Plexus Corp.                                          24,450
     1,100   Regal Beloit Corp.                                    25,575
     1,600   Roper Industries, Inc.                                51,600
       700 2 SPS Technologies, Inc.                                29,663
     2,600 2 Sanmina Corp.                                        194,959
       900 2 Service Experts, Inc.                                 16,706
       900   Technitrol, Inc.                                      26,775
     1,900   Tredegar Industries, Inc.                             40,731
     1,300 2 Valence Technology, Inc.                               9,669
     1,600 2 Zebra Technologies Co., Class A                       51,400
             TOTAL                                              1,295,537
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP GROWTH STOCKS-continued
             CONSUMER CYCLICALS-1.0%
     1,200 2 ADVO, Inc.                                     $      23,775
     4,100 2 Acxiom Corp.                                         110,700
       700 2 Ashworth, Inc.                                         3,413
     1,000 2 Catalina Marketing Corp.                              88,563
     1,700 2 Cerner Corp.                                          34,213
     2,500 2 Champion Enterprises, Inc.                            51,094
     3,600   DeVRY, Inc.                                           80,100
     2,100   Ethan Allen Interiors, Inc.                           66,938
     1,300 2 Footstar, Inc.                                        50,456
     1,100   G & K Services, Inc., Class A                         51,975
     3,800 2 Gentex Corp.                                         114,119
     1,800 2 Goody's Family Clothing, Inc.                         19,575
     2,400 2 HA-LO Industries, Inc.                                28,950
     1,350 2 Insight Enterprises, Inc.                             34,256
       800 2 Lason Holdings, Inc.                                  30,650
     2,000 2 Linens 'N Things, Inc.                                79,750
     1,700 2 Mens Wearhouse, Inc.                                  43,403
     2,000 2 Midway Games, Inc.                                    21,250
     3,000 2 Mohawk Industries, Inc.                               87,375
     1,100 2 NFO Worldwide, Inc.                                   15,606
     2,000 2 Nautica Enterprise, Inc.                              32,375
     1,100 2 O'Reilly Automotive, Inc.                             48,469
     1,100 2 Pacific Sunwear of California                         41,250
     5,100   Pier 1 Imports, Inc.                                  56,419
       700   Pillowtex Corp.                                       11,375
     1,300   Polaris Industries, Inc.                              55,981
     1,200 2 Prepaid Legal Services, Inc.                          31,875
     1,950   Regis Corp. Minnesota                                 47,044
       600 2 Timberland Co., Class A                               38,850
     2,400   True North Communications, Inc.                       56,100
     2,900 2 Williams-Sonoma, Inc.                                 86,456
     2,300   Wolverine World Wide, Inc.                            31,050
             TOTAL                                              1,573,405
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP GROWTH STOCKS-continued
             CONSUMER STAPLES-0.4%
       900 2 CEC Entertainment, Inc.                        $      34,031
     2,740   CKE Restaurants, Inc.                                 50,348
       700 2 Consolidated Graphics, Inc.                           32,288
     1,675 2 Consolidated Products, Inc.                           30,988
     2,100 2 Foodmaker, Inc.                                       56,700
       900   Merrill Corp.                                         13,613
     3,600 2 NBTY, Inc.                                            22,613
     1,000   Natures Sunshine Products, Inc.                       12,188
     1,700   Owens & Minor, Inc.                                   18,488
     1,800 2 Patterson Dental Co.                                  65,925
     2,500   Richfood Holdings, Inc.                               32,031
     1,500 2 Tetra Tech, Inc.                                      31,875
     1,500 2 Triarc Companies, Inc., Class A                       30,563
       700 2 USA Detergents, Inc.                                   3,631
     3,000 2 Valassis Communications, Inc.                        104,438
     1,400 2 Whole Foods Market, Inc.                              58,100
             TOTAL                                                597,820
             ENERGY-0.0%
     2,300 2 Tuboscope, Inc.                                       30,763
             FINANCIALS-0.8%
     3,300 2 Americredit Corp.                                     52,594
     1,200   CMAC Investment Corp.                                 60,675
     1,400   Centura Banks, Inc.                                   81,638
     1,260   Commerce Bancorp, Inc.                                50,715
     1,900   Eaton Vance Corp.                                     58,188
     1,530   Fidelity National Financial, Inc.                     25,914
     3,200   First American Financial Corp.                        52,600
     1,600   Firstbank Corp.                                       38,400
     3,900   Firstmerit Corp.                                     106,519
       900   Gallagher (Arthur J.) & Co.                           43,819
       600   Hilb Rogal & Hamilton Co.                             12,225
     2,300   Hudson United Bancorp                                 70,438
     2,900   Legg Mason, Inc.                                      98,056
     2,100   Mutual Risk Management Ltd.                           76,650
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP GROWTH STOCKS-continued
             FINANCIALS-CONTINUED
     1,300   Premier Bankshares, Inc.                       $      27,056
     1,150   Queens County Bancorp, Inc.                           36,369
     2,500   Raymond James Financial, Inc.                         55,313
       900   SEI Investments, Co.                                  91,800
     1,380   Trustco Bank Corp.                                    37,778
     1,000   U.S. Trust Corp.                                      87,688
     2,300   United Bankshares, Inc.                               61,381
             TOTAL                                              1,225,816
             HEALTH CARE-0.8%
       680 2 Alza Corp.                                            24,268
     1,600   Ballard Medical Products                              38,000
     1,200 2 Barr Laboratories, Inc.                               39,525
     2,600 2 Bio-Technology General Corp.                          18,363
     1,500 2 Cephalon, Inc.                                        20,250
       800   Cooper Companies, Inc.                                18,150
     1,300 2 Cor Therapeutics, Inc.                                18,444
     3,100 2 Coventry Health Care Inc.                             41,075
       700 2 Curative Health Services, Inc.                         4,769
     1,300 2 Enzo Biochem, Inc.                                    13,975
     1,800 2 Express Scripts, Inc., Class A                       126,225
     1,200 2 Immune Response Corp.                                  7,650
     1,500 2 Incyte Pharmaceuticals, Inc.                          39,000
     1,600   Invacare Corp.                                        39,900
     1,500   Jones Pharma, Inc.                                    53,344
     2,000 2 Liposome Co., Inc.                                    28,625
     4,100 2 Medimmune, Inc.                                      260,863
     1,300   Mentor Corp.                                          20,719
     1,000 2 Molecular Biosystems, Inc.                             2,500
     1,100 2 Noven Pharmaceuticals, Inc.                            6,738
     2,500 2 Orthodontic Centers of America, Inc.                  30,156
     1,300 2 Parexel International Corp.                           31,119
       800 2 Pediatrix Medical Group                               18,050
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
             STOCKS-continued 1
             SMALL-CAP GROWTH STOCKS-continued
             HEALTH CARE-CONTINUED
     1,200 2 Pharmaceutical Product Development, Inc.       $      32,100
     2,100 2 Renal Care Group, Inc.                                58,275
     2,900 2 Safeskin Corp.                                        36,250
     1,300 2 Sola International, Inc.                              21,694
     1,300 2 U.S. Bioscience, Inc.                                 10,481
     3,200 2 VISX, Inc.                                           166,200
       292 2 Watson Pharmaceuticals, Inc.                          11,187
             TOTAL                                              1,237,895
             SERVICES-0.0%
       900 2 Metro Networks, Inc.                                  50,063
             TECHNOLOGY-0.9%
     2,200 2 American Management System, Inc                       69,850
     1,200   Analysts International Corp.                          19,125
     2,700 2 Aspect Telecommunications Corp.                       22,950
     1,300 2 Avid Technology, Inc.                                 21,125
     1,900 2 Billing Concepts Corp.                                23,750
     1,400 2 Bisys Group, Inc.                                     76,869
     2,800 2 Brightpoint, Inc.                                     15,925
     2,000 2 C-Cube Microsystems, Inc.                             50,125
     2,800 2 Ciber, Inc.                                           60,025
     2,600 2 CommScope, Inc.                                       68,250
     1,100   Computer Task Group, Inc.                             18,288
       900 2 Dialogic Corp.                                        30,038
     1,500 2 Epicor Software Corp.                                 10,594
     1,200   Etec Systems, Inc.                                    32,175
       700   Fair Isaac & Co., Inc.                                22,925
     1,900 2 General Semiconductor, Inc.                           14,725
     1,400 2 HNC Software                                          37,888
     2,200 2 Harbinger Corp.                                       24,406
     1,000   Henry Jack & Associates, Inc.                         35,313
     1,600 2 Hyperion Solutions, Corp.                             24,900
     1,400   Inter-Tel, Inc.                                       20,738
       600 2 Kronos, Inc.                                          22,209
       800 2 MICROS Systems Corp.                                  25,000
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
                 STOCKS-continued 1
                 SMALL-CAP GROWTH STOCKS-
                 continued
                 TECHNOLOGY-CONTINUED
         2,100 2 Macromedia, Inc.                         $       80,522
         1,700 2 Medquist, Inc.                                   62,475
         1,800 2 Mercury Interactive Corp.                        59,175
         1,000 2 Micrel, Inc.                                     56,000
         1,600   National Computer Systems, Inc.                  50,000
         1,800   National Data Corp.                              84,713
           900 2 Progress Software Corp.                          23,456
         2,100 2 Technology Solutions Corp.                       19,556
           800   Telxon Corp.                                      8,300
         1,400 2 Vantive Corp.                                    15,225
         3,800 2 Vitesse Semiconductor Corp.                     208,763
           600 2 Whittaker Corp.                                  16,125
         2,700 2 Whittman-Hart, Inc.                              76,613
                 TOTAL                                         1,508,116
                 TRANSPORTATION-0.1%
         5,100   Comair Holdings, Inc.                            96,581
         1,300   Expeditors International
                 Washington, Inc.                                 72,313
         1,600 2 Heartland Express, Inc.                          24,500
                 TOTAL                                           193,394
                 TOTAL SMALL-CAP GROWTH
                 STOCKS                                        7,953,444
                 FOREIGN EQUITY-12.6%
                 AUSTRALIA-0.3%
        73,600 2 AAPT Ltd.                                       266,196
       402,210   One. Tel Ltd.                                   280,964
                 TOTAL                                           547,160
                 BELGIUM-0.2%
         3,400 2 Global TeleSystems Group, Inc.                  258,400
                 FINLAND-0.5%
        23,700   Merita A (unitas A)                             140,337
        12,000   Metra OY, Class B                               267,088
         3,000   Nokia Oyj                                       213,295
         6,100   Sampo Insurance Co. Ltd.,
                 Class A                                         184,418
                 TOTAL                                           805,138
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
                 STOCKS-continued 1
                 FOREIGN EQUITY-continued
                 FRANCE-1.6%
         2,628   Axa                                       $      302,736
         1,000   Cap Gemini SA                                    143,969
         3,140   Compagnie Financiere de
                 Paribas, Class A                                 340,439
         3,872   Dassault Systemes SA                             127,030
         1,470   Elf Aquitaine SA                                 212,707
       112,500 2 Eurotunnel (Paris)                               172,403
         3,700   Pechiney Ord A                                   143,335
         8,800 2 Sanofi Synthelabo SA                             370,629
         2,500   Societe BIC SA                                   143,474
         1,050   Societe Generale, Paris                          190,684
           800   Suez Lyonnaise des Eaux                          132,523
         2,880   Vivendi                                          213,170
         2,880   Vivendi                                            3,002
                 TOTAL                                          2,496,101
                 GERMANY, FEDERAL REPUBLIC OF-0.8%
           560   Bayerische Motoren Werke AG                      358,453
         1,670   DePfa Deutsche
                 Pfandbriefbank AG                                144,501
         3,600   Deutsche Bank, AG                                187,650
         3,890   Mannesmann AG                                    531,247
                 TOTAL                                          1,221,851
                 HONG KONG-0.5%
       382,000   Cafe De Coral Holdings                           114,528
       386,400   China Everbright Limited                         206,782
       590,000   China Foods Holdings Ltd.                        133,142
       354,000   Sino Land Co.                                    190,584
        68,000   Smartone Telecommunications                      210,887
                 TOTAL                                            855,923
                 IRELAND-0.0%
         2,200 2 Esat Telecom Group PLC, ADR                       81,400
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
                 STOCKS-continued 1
                 FOREIGN EQUITY-continued
                 ITALY-1.1%
        25,000   Arn Mondadori Edit                        $      433,940
         7,900   Assicurazioni Generali                           280,839
        64,818   Banca Intesa SPA                                 329,755
        28,400   Mediolanum SPA                                   193,334
         7,000   Rolo Banca 1473 SPA                              165,288
        20,500   SAI SPA                                          229,741
        24,000   Telecom Italia Mobile                            141,113
                 TOTAL                                          1,774,010
                 JAPAN-2.3%
        38,000   Asahi Chemical Industry
                 Co. Ltd.                                         206,238
        11,800   Capcom Co., Ltd.                                 181,584
        32,000   Casio Computer Co.                               218,946
        34,000   Chugai Pharmaceutical Co.,
                 Ltd.                                             383,685
         5,300   Circle K Japan Co. Ltd.                          215,736
        20,000   Fujitsu Ltd.                                     334,243
         2,500   Hirose Electric Co                               214,693
        21,800   Minebea Co.                                      216,792
         7,400   Mycal Card, Inc.                                 250,401
         1,900   Nintendo Corp. Ltd.                              223,215
           360   Shokoh Fund & Co.                                201,340
         1,600   Softbank Corporation                             183,999
         1,500   Takefuji, Corp.                                  132,167
         9,500   Tokyo Electric Power Co.                         207,103
        40,000   Toshiba Corp.                                    247,208
         6,000   Yamada Denki                                     249,690
                 TOTAL                                          3,667,040
                 KOREA, REPUBLIC OF-0.2%
         9,064   Samsung Securities Co.,
                 Ltd.                                             397,460
                 MALAYSIA-0.0%
         1,000   Malayan United Industries
                 Bhd                                                  184
                 NETHERLANDS-0.9%
         4,500 2 ASM Lithography Holding
                 N.V.                                             198,205
         1,200   Aegon N.V.                                        96,952
         3,500 2 Equant N.V., ADR                                 290,281
                                                                 VALUE IN
SHARES                                                       U.S. DOLLARS
                 STOCKS-continued 1
                 FOREIGN EQUITY-continued
                 NETHERLANDS-CONTINUED
         3,800   Hoogovens (kon.)                          $      146,972
         3,100   ING Groep, N.V.                                  165,627
         7,800   KPN N.V.                                         376,488
         3,850   Unique International N.V.                         87,898
                 TOTAL                                          1,362,423
                 NORWAY-0.1%
        19,000 2 Storebrand ASA                                   127,399
                 PORTUGAL-0.4%
         8,200   Banco Pinto & Sotto Mayor                        162,421
        10,000   Banco Portugues do
                 Atlantico                                        157,834
         3,700   Estabelecimentos Jeronimo
                 Martins & Filho SGPS, S.A.                       131,956
         7,400 2 Seg Mundial Confianca                            212,766
                 TOTAL                                            664,977
                 SINGAPORE-0.3%
       152,700   Inchcape Motors Ltd.                             244,604
        24,700   Oversea-Chinese Banking
                 Corp. Ltd., Foreign Shares                       193,529
                 TOTAL                                            438,133
                 SPAIN-0.6%
         8,400   Argentaria                                       188,188
         3,600   Banco Popular Espanol SA                         263,085
         9,225   Banco Santander                                  192,341
         2,850   Baron de Ley, SA                                  98,047
            90   Telefonica SA                                      4,314
         4,510   Telefonica SA                                    216,183
                 TOTAL                                            962,158
                 SWEDEN-0.2%
         7,300   Kinnevik AB                                        5,094
         7,300   Kinnevik AB, Class B                             151,974
         5,950   Telefonaktiebolaget LM
                 Ericsson                                         158,815
                 TOTAL                                            315,883
SHARES OR
PRINCIPAL                                                        VALUE IN
AMOUNT                                                       U.S. DOLLARS
                 STOCKS-continued 1
                 FOREIGN EQUITY-continued
                 SWITZERLAND-0.4%
            38 2 Kudelski SA                               $      142,974
           165   Nestle SA                                        296,368
           620   UBS AG-REG                                       179,316
                 TOTAL                                            618,658
                 UNITED KINGDOM-2.2%
        14,200 2 Allied Zurich PLC                                181,003
        12,549   BP Amoco PLC                                     224,404
        16,219   Barclays PLC                                     492,483
           304   British Aerospace PLC                              2,007
        10,000   British Telecommunication
                 PLC                                              165,683
         9,500 2 COLT Telecom Group PLC                           200,630
        12,400   Cable & Wireless                                 152,595
        18,900 2 Cable & Wireless
                 Communications                                   179,587
        15,126   Glaxo Wellcome PLC                               424,393
        19,600 3 Norwich Union PLC                                138,972
        13,714   Prudential Corp. PLC                             180,192
        33,000   Reed International PLC                           241,386
        19,090   Royal & Sun Alliance
                 Insurance Group PLC                              155,606
        18,600   Securicor PLC                                    166,901
        13,539   Smithkline Beecham PLC                           176,266
        18,470   Vodafone Group PLC                               351,002
                 TOTAL                                          3,433,110
                 TOTAL FOREIGN EQUITY                          20,027,408
                 FUTURES CONTRACTS
                 COLLATERAL-16.5% 3
  $ 26,300,000   United States Treasury
                 Bill, 6/17/1999                               26,259,235
                 TOTAL STOCKS (IDENTIFIED
                 COST $84,894,916)                            132,663,348
                 BONDS-12.8%
                 TREASURY AND GOVERNMENT
                 SECURITIES-5.5%
                 REPURCHASE AGREEMENT-2.4% 4
     3,725,000   Societe Generale, New
                 York, 4.800%, dated
                 5/28/1999, due 6/1/1999
                 (at amortized cost)                            3,725,000
PRINCIPAL                                                        VALUE IN
AMOUNT                                                       U.S. DOLLARS
                 BONDS-continued
                 UNITED STATES TREASURY
                 SECURITIES-3.1%
  $  2,550,000   United States Treasury
                 Bond, 8.125%, 5/15/2021                   $    3,157,079
     1,375,000   United States Treasury
                 Note, 6.375%, 8/15/2002                        1,405,553
       405,000   United States Treasury
                 Note, 6.500%, 10/15/2006                         421,565
                 TOTAL                                          4,984,197
                 TOTAL TREASURY AND
                 GOVERNMENT SECURITIES                          8,709,197
                 HIGH YIELD BOND-3.7% 5
       645,813   The High Yield Bond
                 Portfolio                                      5,967,315
                 FOREIGN BONDS-3.6%
                 AUSTRALIAN DOLLAR-0.2%
       100,000   Queensland, State of,
                 8.000%, 9/14/2007                                 72,007
        85,000   Queensland, State of,
                 Deb., 10.500%, 5/15/2003                          64,371
       260,000   West Australia, State of,
                 Local Gov't. Guarantee,
                 8.000%, 7/15/2003                                182,073
                 TOTAL                                            318,451
                 CANADIAN DOLLAR-0.3%
       204,000   Canada, Government, Deb.,
                 6.500%, 6/1/2004                                 144,913
       405,000   Ontario Hydro, 9.000%,
                 6/24/2002                                        302,210
                 TOTAL                                            447,123
                 CZECH KORUNA-0.1%
     4,000,000   Konsolidacni BKA, Foreign
                 Gov't. Guarantee, 10.875%,
                 4/15/2004                                        125,000
                 DANISH KRONE-0.2%
       500,000   Denmark, Government of,
                 8.000%, 5/15/2003                                 81,117
     1,927,000   Denmark, Government of,
                 Bullet, 8.000%, 3/15/2006                        329,682
                 TOTAL                                            410,799
                 DEUTSCHE MARK-0.3%
       610,000   Austria, Government of,
                 Unsub., 6.500%, 1/10/2024                        369,265
       130,000   Baden Wurt L-Finance N.V.,
                 Bank Guarantee, 6.000%,
                 1/25/2006                                         65,724
                 TOTAL                                            434,989
FOREIGN
CURRENCY                                                         VALUE IN
PAR AMOUNT                                                   U.S. DOLLARS
                 BONDS-continued
                 FOREIGN BONDS-continued
                 EUROPEAN CURRENCY UNIT
                 (ECU)-1.3%
       261,622   Austria, Government of,
                 Deb., 7.625%, 10/18/2004                  $      324,097
        12,741   Belgium, Government of,
                 Bond, 6.500%, 3/31/2005                           13,454
       176,522   France, Government of,
                 8.500%, 10/25/2019                               266,743
        99,701   Depfa-Bank, 5.500%,
                 1/15/2013                                        106,017
        50,617   Germany, Government of,
                 Deb., 6.250%, 1/04/2024                           65,353
       101,579   Ireland, Government of,
                 Deb., 9.000%, 9/01/2006                          138,480
       196,253   Italy, Government of,
                 9.500%, 1/01/2005                                186,738
        76,693   KFW International Finance,
                 Bank Guarantee, 6.750%,
                 6/20/2005                                         81,751
        40,840   Netherlands, Government
                 of, 6.000%, 1/15/2006                             42,150
        96,161   Spain, Government of,
                 10.000%, 2/28/2005                                96,477
       360,607   Spain, Government of,
                 6.150%, 1/31/2013                                442,999
       255,645   Treuhandanstalt, Foreign
                 Gov't. Guarantee, 6.875%,
                 6/11/2003                                        292,574
                 TOTAL                                          2,056,833
                 GREEK DRACHMA-0.2%
    22,800,000   Hellenic Republic, FRN,
                 10/23/2003                                        76,094
    75,000,000   Hellenic Republic, Series,
                 11/26/2003                                       249,346
                 TOTAL                                            325,440
                 HUNGARIAN FORINT-0.2%
    16,200,000   Hungary, Govt. Bond,
                 14.000%, 12/12/2002                               69,556
    50,000,000   Hungary Govt., Series
                 HUNG, 9.500%, 2/12/2009                          205,069
                 TOTAL                                            274,625
                 NETHERLANDS GUILDER-0.2%
       255,000   Bank Ned Gemeenten, Bond,
                 6.3750%, 1/4/2006                                122,924
       340,000   Bk Ned Gemeenten, Bond,
                 7.750%, 12/20/2004                               183,360
                 TOTAL                                            306,284
                 NEW ZEALAND DOLLAR-0.0%
        61,000   New Zealand Government,
                 8.000%, 2/15/2001                                 34,279
                 NORWEIGAN KNONE-0.1%
       490,000   Norway, Government,
                 5.500%, 5/15/2009                                 63,944
       330,000   Norway, Government of,
                 Bond, 7.000%, 5/31/2001                           43,198
       247,000   Norway, Government of,
                 Foreign Gov't. Guarantee,
                 5.75%, 11/30/2004                                 32,202
                 TOTAL                                            139,344
FOREIGN
CURRENCY                                                         VALUE IN
PAR AMOUNT                                                   U.S. DOLLARS
                 BONDS-continued
                 FOREIGN BONDS-continued
                 POLISH ZLOTY-0.1%
       180,000   Poland Govt. Bond,
                 12.000%, 10/12/2003                       $       47,045
       490,000   Poland Govt., Bond, Series
                 5Y, 12%, 2/12/2003                               125,053
                 TOTAL                                            172,098
                 SWEDISH KRONA-0.1%
       800,000   Sweden 6.000%, 2/09/2005                         101,880
       500,000   Sweden, Deb., 13.000%,
                 6/15/2001                                         68,902
                 TOTAL                                            170,782
                 UNITED KINGDOM POUND-0.3%
       187,000   British Gas PLC, 8.875%,
                 7/8/2008                                         356,874
        38,000   U.K. Treasury, Deb.,
                 8.500%, 12/7/2005                                 72,367
                 TOTAL                                            429,241
                 TOTAL FOREIGN BONDS                            5,645,288
                 TOTAL BONDS (IDENTIFIED
                 COST $46,176,454)                             20,321,800
                 TOTAL INVESTMENTS
                 (IDENTIFIED COST
                 $131,071,370) 6                            $ 152,985,148

1 The Fund purchases index futures contracts to efficiently manage cash flows from shareholder purchases and redemptions, dividends and capital payments to shareholders and corporate actions while maintaining exposure to the index and minimize trading costs. The underlying face amount, at value of open index futures is $26,433,075 as of May 31, 1999.

2 Non-income producing security.

3 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. As of May 31, 1999, these securities amounted to $138,972 which represents 0.1% of net assets.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The High Yield Bond Portfolio is a diversified portfolio of below investment grade bonds.

6 The cost of investments for federal tax purposes amounts to $131,071,370. The net unrealized appreciation of investments on a federal tax basis amounts to $21,913,778 which is comprised of $26,334,209 appreciation and $4,420,431 depreciation as of May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($159,013,735) as of May 31, 1999.

The following acronyms are used throughout this portfolio:

FRN -Floating Rate Note
ADR -American Depositary Receipt
PLC -Public Limited Company
SA  -Support Agreement
SPA -Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$131,071,370)                                $ 152,985,148
Cash denominated in
foreign currency
(identified cost
$4,677,551)                                      4,802,666
Income receivable                                  534,653
Receivable for investments
sold                                               394,415
Receivable for shares sold                         135,473
Receivable for daily
variation margin                                   287,575
Deferred organizational
costs                                               11,404
Other assets                                           834
TOTAL ASSETS                                   159,152,168
LIABILITIES:
Payable for investments
purchased                       $ 12,914
Payable for taxes withheld        14,373
Payable to Bank                   13,947
Accrued expenses                  97,199
TOTAL LIABILITIES                                  138,433
Net assets for 11,173,586
shares outstanding                           $ 159,013,735
NET ASSETS CONSIST OF:
Paid in capital                              $ 132,731,370
Net unrealized
appreciation of
investments, translation
of assets and liabilities
in foreign currency and
futures contracts                               22,591,711
Accumulated net realized
gain on investments,
foreign currency
transactions and futures
contracts                                        3,403,915
Undistributed net
investment income                                  286,739
TOTAL NET ASSETS                             $ 159,013,735
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$90,595,956 / 6,361,962
shares outstanding                                  $14.24
SELECT SHARES:
$68,417,779 / 4,811,624
shares outstanding                                  $14.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $26,618)                                        $  1,052,428
Interest (net of foreign
taxes withheld of $666)                                              1,151,858
TOTAL INCOME                                                         2,204,286
EXPENSES:
Investment advisory fee                         $   589,188
Administrative personnel
and services fee                                     77,288
Custodian fees                                       36,604
Transfer and dividend
disbursing agent fees and
expenses                                             85,130
Directors'/Trustees' fees                             1,999
Auditing fees                                         8,869
Legal fees                                            1,999
Portfolio accounting fees                            34,506
Distribution services fee-
Select Shares                                       249,109
Shareholder services fee-
Institutional Shares                                113,359
Shareholder services fee-
Select Shares                                        83,037
Share registration costs                             15,663
Printing and postage                                 22,577
Insurance premiums                                    1,551
Taxes                                                   676
Miscellaneous                                         9,140
TOTAL EXPENSES                                    1,330,695
WAIVERS:
Waiver of investment
advisory fee                    $ (17,591)
Waiver of distribution
services fee-Select Shares        (83,036)
Waiver of shareholder
services fee-Institutional
Shares                            (90,688)
TOTAL WAIVERS                                      (191,315)
Net expenses                                                         1,139,380
Net investment income                                                1,064,906
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS,
FOREIGN CURRENCY AND
FUTURES CONTRACTS:
Net realized gain on
investments, foreign
currency transactions and
futures contracts                                                    5,396,231
Net change in unrealized
appreciation of
investments, translation
of assets and liabilities
in foreign currency and
futures contracts                                                    3,938,396
Net realized and
unrealized gain on
investments, foreign
currency and futures
contracts                                                            9,334,627
Change in net assets
resulting from operations                                         $ 10,399,533

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                    SIX MONTHS
                                         ENDED                YEAR
                                   (unaudited)               ENDED
                                       MAY 31,        NOVEMBER 30,
                                          1999                1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income            $   1,064,906       $   1,944,139
Net realized gain on
investments and foreign
currency transactions and
futures contracts
($5,396,231 and
$7,626,184, respectively,
as computed for federal tax
purposes)                            5,396,231           6,142,566
Net change in unrealized
appreciation of
investments, translation
of assets and liabilities
in foreign currency and
futures contracts                    3,938,396           6,099,080
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           10,399,533          14,185,785
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                  (635,179)         (1,356,572)
Select Shares                         (237,799)           (480,406)
Distributions from net
realized gains on
investments, foreign
currency transactions and
futures contracts
Institutional Shares                (4,452,964)         (3,897,324)
Select Shares                       (3,174,545)         (2,343,704)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                     (8,500,487)         (8,078,006)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              27,965,249          59,338,862
Net asset value of shares
issued to shareholders in
payment of
distributions declared               7,486,171           7,109,318
Cost of shares redeemed            (28,857,179)        (43,820,551)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         6,594,241          22,627,629
Change in net assets                 8,493,287          28,735,408
NET ASSETS:
Beginning of period                150,520,448         121,785,040
End of period (including
undistributed net
investment income of
$286,739 and $94,811,
respectively)                    $ 159,013,735       $ 150,520,448

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                               ENDED
                         (unaudited)
                             MAY 31,                              YEAR ENDED NOVEMBER 30,
                                   1999          1998         1997         1996         1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD              $14.12        $13.58       $12.52       $11.59       $ 9.82      $10.00
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment income              0.12          0.23         0.30         0.33         0.35        0.17
Net realized and
unrealized gain (loss) on
investments, foreign
currency transactions and
futures contracts                  0.82          1.22         1.43         1.24         1.77       (0.25)
TOTAL FROM
INVESTMENT OPERATIONS              0.94          1.45         1.73         1.57         2.12       (0.08)
LESS
DISTRIBUTIONS:
Distributions from net
investment income                 (0.10)        (0.22)       (0.31)       (0.38)       (0.33)      (0.10)
Distributions from net
realized gain on
investments, foreign
currency transactions and
futures contracts                 (0.72)        (0.69)       (0.36)       (0.26)       (0.02)          -
TOTAL DISTRIBUTIONS               (0.82)        (0.91)       (0.67)       (0.64)       (0.35)      (0.10)
NET ASSET VALUE, END OF
PERIOD                           $14.24        $14.12       $13.58       $12.52       $11.59      $ 9.82
TOTAL RETURN 2                     7.03%        11.34%       14.40%       14.13%       21.96%      (0.87%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                         1.38% 4       1.45%        1.57%        1.93%        2.71%       2.61%  4
Net investment income 3            1.43% 4       1.33%        1.75%        2.08%        1.71%       1.70%  4
Expenses (after waivers)           1.15% 4       1.12%        1.05%        1.05%        1.00%       0.89%  4
Net investment income
(after waivers)                    1.66% 4       1.66%        2.27%        2.96%        3.42%       3.42% 4, 5
SUPPLEMENTAL
DATA:
Net assets, end of period
(000 omitted)                   $90,596       $88,113      $76,271      $49,715      $25,611     $15,696
Portfolio turnover                   56%          123%         115%          86%         139%         77%

1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business), to May 24, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

5 The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS
                                     ENDED
                               (unaudited)
                                   MAY 31,                          YEAR ENDED NOVEMBER 30,
                                     1999           1998         1997         1996         1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD                $14.10         $13.56       $12.50       $11.59       $ 9.80      $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                0.07           0.15         0.18         0.28         0.17        0.13
Net realized and
unrealized
gain (loss) on
investments, foreign
currency transactions and
futures contracts                    0.82           1.21         1.46         1.19         1.89       (0.25)
TOTAL FROM
INVESTMENT OPERATIONS                0.89           1.36         1.64         1.47         2.06       (0.12)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.05)         (0.13)       (0.22)       (0.30)       (0.25)      (0.08)
Distributions from net
realized gain on
investments, foreign
currency transactions and
futures contracts                   (0.72)         (0.69)       (0.36)       (0.26)       (0.02)          -
TOTAL DISTRIBUTIONS                 (0.77)         (0.82)       (0.58)       (0.56)       (0.27)      (0.08)
NET ASSET VALUE, END OF
PERIOD                             $14.22         $14.10       $13.56       $12.50       $11.59      $ 9.80
TOTAL RETURN 2                       6.67%         10.58%       13.66%       13.22%       21.36%      (1.20%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                           2.12% 4        2.20%        2.32%        2.68%        3.46%       3.61% 4
Net investment income 3              0.68% 4        0.58%         0.72%        1.33%       0.94%       0.70% 4
Expenses (after waivers)             1.85% 4        1.82%        1.75%        1.75%        1.75%       1.64% 4
Net investment income
(after waivers)                      0.95% 4        0.96%        1.29%        2.26%        2.65%       2.67% 4, 5
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                     $68,418        $66,407      $45,514      $31,390      $12,342      $1,673
Portfolio turnover                     56%           123%         115%          86%         139%         77%

1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business), to May 24, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

5 The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select
Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended May 31, 1999, the Fund had realized gains/losses of $2,875,601 on future contracts.

As of May 31, 1999, the Fund had outstanding futures contracts as set forth below:

                                                                                       UNREALIZED
                                                                                     APPRECIATION
EXPIRATION DATE   CONTRACTS TO DELIVER/RECEIVE    POSITION   NET NOTIONAL AMOUNT   (DEPRECIATION)
June 1999         39 Russell 2000 Index Futures   Long               $17,836,500      $   728,325
June 1999         55 S&P 500 Index Futures        Long                 8,596,575        (163,345)
                                                                                      $   564,980

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. As of May 31, 1999, the Fund had no outstanding forward foreign currency contracts.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held as of May 31, 1999 is as follows:

                    ACQUISITION               ACQUSITION
SECURITY            DATE                      COST
Norwich Union PLC   06/16/1997 - 10/20/1998     $141,915

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                     SIX MONTHS ENDED                    YEAR ENDED
                                       MAY 31, 1999                  NOVEMBER 30, 1998
INSTITUTIONAL SHARES:            SHARES            AMOUNT         SHARES              AMOUNT
Shares sold                    1,027,293       $  14,475,821      2,569,836       $  34,985,268
Shares issued to
shareholders in payment of
distributions declared           324,508           4,329,613        345,374           4,473,527
Shares redeemed               (1,229,625)        (17,344,940)    (2,291,789)        (31,303,549)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                     122,176       $   1,460,494        623,421       $   8,155,246

                                     SIX MONTHS ENDED                      YEAR ENDED
                                       MAY 31, 1999                    NOVEMBER 30, 1998
SELECT SHARES:                   SHARES            AMOUNT           SHARES            AMOUNT
Shares sold                      963,788       $  13,489,428      1,786,848       $  24,353,594
Shares issued to
shareholders in payment of
distributions declared           236,975           3,156,558        204,251           2,635,791
Shares redeemed                 (814,810)        (11,512,239)      (921,602)        (12,517,002)
NET CHANGE RESULTING FROM
SELECT
SHARE TRANSACTIONS               385,953       $   5,133,747      1,069,497       $  14,472,383
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               508,129       $   6,594,241      1,692,918       $  22,627,629

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company (formerly Federated Management), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. Effective March 31, 1999, Federated Management merged into Federated Advisers. On March 31, 1999, the name of Federated Advisers was changed to Federated Investment Management Company (the "Adviser"). The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distribution can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $88,333 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:

Purchases     $ 82,322,904
Sales         $ 81,676,743

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

As of May 31, 1999, the diversification of industries for non-
U.S. issuers, was as follows:

                                     PERCENTAGE OF
INDUSTRY                             NET ASSETS
Aerospace &
Military Technology                  0.0%
Agency                               0.2
Automobile                           0.4
Banking                              2.3
Beverage & Tobacco                   0.1
Broadcasting & Publishing            0.2
Business & Public Services           1.0
Chemicals                            0.1
Data Processing & Reproduction       0.2
Electrical & Electronics             0.4
Electronic Components, Instruments   0.3
Energy Sources                       0.3
Financial Intermediaries             0.9
Food & Household Products            0.3
Health & Personal Care               0.9
Industrial Components                0.1
Insurance                            1.3
Machinery & Engineering              0.3
Merchandising                        0.4
Metals - Non Ferrous                 0.1
Metals - Steel                       0.1
Multi-Industry                       0.3
Publishing-Newspapers                0.3
Real Estate                          0.1
Recreation, Other
Consumer Goods                       0.4
Sovereign                            2.2
Sovereign Government                 0.5
State/Provincial                     0.1
Telecommunications                   1.8
Utilities                            0.2
Utilities - Electrical & Gas         0.1
Wholesale & International Trade      0.1

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

On May 19, 1999, the Trust's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, dismissed Arthur Andersen LLP ("AA") as the Trust's independent auditors. During the six-month period ended May 31, 1999 (the "Period"): (i) AA did not issue any report on the Trust's financial statements; (ii) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such period; and (iii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Trust, by action of its Board of Trustees, engaged Deloitte & Touche LLP ("D&T") as the independent auditors for purposes of auditing the Trust's financial statements for the fiscal year ending November 30, 1999. During the Period, neither the Trust, nor anyone on the Trust's behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
WILLIAM J. COPELAND
JOHN F. CUNNINGHAM
LAWRENCE D. ELLIS, M.D.
GLEN R. JOHNSON
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

GLEN R. JOHNSON
President

J. CHRISTOPHER DONAHUE
Executive Vice President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD J. THOMAS
Treasurer

RICHARD B. FISHER
Vice President

C. GRANT ANDERSON
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated Managed Aggressive Growth Fund

Institutional Shares
Select Shares

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 1999

[Graphic]
Federated
Federated Managed Aggressive Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 56166K701
Cusip 56166K800
G00514-01 (7/99)

[Graphic]


SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Managed Growth Fund for the six-month reporting period from December 1, 1998 through May 31, 1999. Included in this report is our investment review, followed by a complete listing of the fund's holdings, financial statements and highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 63.6% of the fund's $258.9-million portfolio was invested across stocks, including large company value and growth, small company value and growth, and foreign. The rest of the portfolio was diversified among U.S. and foreign bonds. 1

During the first half of the fund's fiscal year, Institutional Shares delivered a total return of 5.40% 2 through dividends totaling $0.18 per share, and capital gains totaling $0.60 per share. Select Shares produced a total return of 5.05%2 through dividends totaling $0.13 per share, and capital gains totaling $0.60 per share.

Thank you for pursuing your long-term goals through the high level of diversification and professional management of Federated Managed Growth Fund. As always, we invite your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

July 15, 1999

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

PERFORMANCE FOR SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1999

The six-month reporting period ended May 31, 1999 was a generally favorable one for financial assets, and Federated Managed Growth Fund participated in the advance. For the six-month reporting period ended May 31, 1999, an investor in the Institutional Shares had a total return of 5.40%, 1 while an investor in the Select Shares had a total return of 5.05%.1 As usual, performance among asset classes showed wide variation. In the U.S., large company stocks continued to outperform small company stocks until April when returns for small company stocks improved in response to stronger economic growth. As has been the recent pattern, U.S. large company stocks also outperformed foreign stocks. Bonds performed poorly during the period as interest rates rose on concerns that stronger economic growth will bring higher inflation.

ASSET ALLOCATION AS OF MAY 31, 1999

Federated Managed Growth Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories as of May 31, 1999.

ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS



                                   PERMITTED   PERCENTAGE AS
ASSET CATEGORY                     RANGE       OF MAY 31, 1999
BONDS 2                            30-50       36
U.S. Treasury Securities           0-40        12
Mortgage-Backed Securities         0-15         7
Investment Grade Corporate Bonds   0-15         8
High Yield Corporate Bonds         0-15         5
Foreign Bonds                      0-15         4

EQUITIES 2                         50-70       64
Large Company Stocks               30-50       44
Small Company Stocks               5-15        10
Foreign Stocks                     5-15        10


1 Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1999 have been included under the appropriate equity asset category.

The U.S. has enjoyed eight years of economic expansion which has driven corporate profits strongly upward. The accompanying bull market in stocks has pushed stock prices up even faster than earnings. However, this favorable price movement in stocks has created a valuation problem for U.S. stocks. Relative to historical measures of value, U.S. stocks are richly priced. This implies that long-term returns from these price levels are likely to be moderate. Offsetting the valuation factors, the U.S. economy appears to be in solid shape with good growth and low inflation. Moreover, U.S. monetary policy appears supportive of further price gains in financial assets. Thus fund management moved equity exposure up during the period to above normal levels in response to this favorable near-term environment for equities.

STRUCTURE OF THE BOND PORTFOLIO

Within the range of four to six years, the fund's bond duration is set at
4.5 years. This duration is set at a somewhat below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds. Within the bond portfolio, bond categories were held near their normal positions after adjusting for the lower than normal bond allocation.

STRUCTURE OF THE EQUITY PORTFOLIO

Equity exposure was increased in the portfolio, primarily in the large company stock area. Other areas of the stock market such as small company stocks and foreign stocks appear more reasonably valued than U.S. large company stocks. However, the economic cycle appears to favor large company stocks. This economic expansion has lasted eight years, substantially longer than the average U.S. economic expansion. In the late stages of economic expansions, investors usually begin to favor larger company stocks for their perceived stability of earnings. Finally, a rising dollar creates a performance drag for U.S. investors in foreign stocks. Thus fund management held weights in the other equity asset classes near neutral levels despite their valuation advantages.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)



                                                               VALUE IN
SHARES                                                     U.S. DOLLARS
             STOCKS-63.6%
             LARGE-COMPANY VALUE STOCKS-18.6%
             BASIC MATERIALS-1.0%
     5,800   Air Products & Chemicals, Inc.                $     237,800
     7,700   Alcoa, Inc.                                         423,500
    27,930   Archer-Daniels-Midland Co.                          418,950
     4,400   Dow Chemical Co.                                    534,600
     6,700   Du Pont (E.I.) de Nemours & Co.                     438,431
     4,600   International Paper Co.                             230,000
     5,300   Martin Marietta Materials                           321,313
             TOTAL                                             2,604,594
             CAPITAL GOODS-1.1%
     5,700   Caterpillar, Inc.                                   312,788
     3,300   Cooper Industries, Inc.                             163,556
     3,100   Emerson Electric Co.                                198,013
    11,200   Ingersoll-Rand Co.                                  713,300
    10,400   Johnson Controls, Inc.                              655,850
     3,500   Northrop Grumman, Corp.                             236,250
     8,200   Parker-Hannifin Corp.                               358,238
     1,505   Tyco International, Ltd.                            131,499
             TOTAL                                             2,769,494
             COMMUNICATION SERVICES-3.0%
    28,779 1 AT&T Corp.                                        1,597,235
     6,800   Ameritech Corp.                                     447,525
    21,200   Bell Atlantic Corp.                               1,160,700
    13,400   BellSouth Corp.                                     632,313
    14,000   GTE Corp.                                           882,875
    16,697 1 MCI Worldcom, Inc.                                1,442,203
    12,500   SBC Communications, Inc.                            639,063
     3,100   Sprint Corp. (FON Group)                            349,525
    15,600   U.S. West, Inc.                                     843,375
             TOTAL                                             7,994,814
                                                               VALUE IN
SHARES                                                     U.S. DOLLARS
             STOCKS-continued
             LARGE-COMPANY VALUE STOCKS-continued
             CONSUMER CYCLICALS-0.9%
     4,333 1 Delphi Auto Systems Corp.                     $      85,035
    11,600   Ford Motor Co.                                      661,925
     6,200   General Motors Corp.                                427,800
    22,400 1 K Mart Corp.                                        344,400
     7,700   Limited, Inc.                                       376,338
     3,450   May Department Stores Co.                           149,428
     2,300   Penney (J.C.) Co., Inc.                             118,881
     4,200   Sears, Roebuck & Co.                                200,813
             TOTAL                                             2,364,620
             CONSUMER STAPLES-0.7%
     1,100   Anheuser-Busch Companies, Inc.                       80,369
     6,900   CBS Corp.                                           288,075
     8,600   Kimberly-Clark Corp.                                504,713
     5,600 1 King World Productions, Inc.                        186,900
       700 1 MediaOne Group, Inc.                                 51,713
     9,800   RJR Nabisco Holdings Corp.                          303,188
    16,000   UST, Inc.                                           488,000
             TOTAL                                             1,902,958
             ENERGY-1.9%
     5,100   Atlantic Richfield Co.                              426,806
    10,400   BJ Services Co.                                     286,650
     6,700   Chevron Corp.                                       621,006
    21,800   Exxon Corp.                                       1,741,275
     6,100   Mobil Corp.                                         617,625
    12,500   Occidental Petroleum Corp.                          264,063
     4,400   Phillips Petroleum Co.                              230,725
     8,800   Sunoco, Inc.                                        267,850
     2,600   Texaco, Inc.                                        170,300
    16,700   USX-Marathon Group                                  499,956
             TOTAL                                             5,126,256
                                                               VALUE IN
SHARES                                                     U.S. DOLLARS
             STOCKS-continued
             LARGE-COMPANY VALUE STOCKS-continued
             FINANCIALS-5.7%
     1,600   Allmerica Financial Corp.                     $      93,700
    17,200   Allstate Corp.                                      626,725
     2,900   American General Corp.                              209,525
    11,546   American International Group, Inc.                1,319,852
    13,300   Bank One Corp.                                      752,281
    17,018   Bank of America Corp.                             1,100,852
     4,500   BankBoston Corp.                                    213,188
     3,675   Bear Stearns Cos., Inc.                             163,078
    12,300   CIGNA Corp.                                       1,146,975
     6,900   Chase Manhattan Corp.                               500,250
    28,050   Citigroup, Inc.                                   1,858,313
    12,000   Fannie Mae                                          748,000
    15,600   First Union Corp.                                   718,575
     7,000   Fleet Financial Group, Inc.                         287,875
     7,900 1 Golden State Bancorp, Inc.                          194,044
     3,800   Hartford Financial Services Group, Inc.             240,350
     1,600   Morgan. J.P & CO., Inc.                             222,900
     6,200   KeyCorp                                             215,450
     3,900   Loews Corp.                                         317,119
     5,600   MBIA, Inc.                                          382,550
    11,850   Marsh & McLennan Cos., Inc.                         862,088
    11,400   Mellon Bank Corp.                                   406,838
     2,600   Merrill Lynch & Co., Inc.                           218,400
     6,900   Morgan Stanley, Dean Witter, Discover & Co.         665,850
    10,650   Old Republic International Corp.                    193,697
     3,800   PNC Bank Corp.                                      217,550
     3,100   SunTrust Banks, Inc.                                209,250
     6,600   Torchmark Corp.                                     220,275
     7,810   Washington Federal, Inc.                            175,725
    13,272   Washington Mutual, Inc.                             506,825
     6,900   Wells Fargo Co.                                     276,000
             TOTAL                                            15,264,100
                                                               VALUE IN
SHARES                                                     U.S. DOLLARS
             STOCKS-continued
             LARGE-COMPANY VALUE STOCKS-continued
             HEALTH CARE-0.4%
    20,400   Pharmacia & Upjohn, Inc.                      $   1,130,925
             TECHNOLOGY-1.8%
     6,800   Eastman Kodak Co.                                   459,850
     5,700   Electronic Data Systems Corp.                       320,625
    12,100   First Data Corp.                                    543,744
     7,800   Hewlett-Packard Co.                                 735,638
    17,600   International Business Machines Corp.             2,047,100
     3,500   Motorola, Inc.                                      289,844
     7,200   Raytheon Co., Class A                               478,350
             TOTAL                                             4,875,151
             TRANSPORTATION-0.4%
     4,100 1 AMR Corp.                                           266,756
    13,000   Burlington Northern Santa Fe                        403,000
     2,200 1 FDX Corp.                                           121,138
    11,400   Ryder Systems, Inc.                                 273,600
             TOTAL                                             1,064,494
             UTILITIES-1.7%
     4,800   Allegheny Energy, Inc.                              167,400
     8,000   CMS Energy Corp.                                    372,000
    10,000   Coastal Corp.                                       385,625
     7,950   Columbia Energy Group                               425,325
     4,200   Consolidated Edison Co.                             203,963
     6,200   Constellation Energy Group                          193,363
     4,600   Dominion Resources, Inc.                            198,663
    11,700   Entergy Corp.                                       379,519
    18,100   P G & E Corp.                                       610,875
    10,900   Public Service Enterprises Group, Inc.              457,119
    11,700   Reliant Energy, Inc.                                356,850
    11,400   Southern Co.                                        323,475
     7,800   Texas Utilities CO.                                 351,000
             TOTAL                                             4,425,177
             TOTAL LARGE-COMPANY VALUE STOCKS                 49,522,583
                                                               VALUE IN
SHARES                                                     U.S. DOLLARS
             STOCKS-continued
             LARGE-COMPANY GROWTH STOCKS-16.8%
             BASIC MATERIALS-0.2%
     3,600   Bemis Co., Inc.                               $     135,900
     4,400   Hercules, Inc.                                      153,725
     4,700   Monsanto Co.                                        195,050
     2,600   PPG Industries, Inc.                                157,788
             TOTAL                                               642,463
             CAPITAL GOODS-1.8%
     6,200   Allied-Signal, Inc.                                 359,988
     4,000   Avery Dennison Corp.                                239,500
     4,700   Crown Cork & Seal Co., Inc.                         147,463
     6,200   Dover Corp.                                         233,663
    24,800   General Electric Co.                              2,521,850
     4,100   Hillenbrand Industries, Inc.                        171,944
     7,400   Miller Herman, Inc.                                 149,388
     4,200 1 SCI Systems, Inc.                                   174,300
     8,200   United Technologies Corp.                           508,913
     7,030   Waste Management, Inc.                              371,711
             TOTAL                                             4,878,720
             COMMUNICATION SERVICES-0.5%
     3,400   AT&T Corp. - Liberty Media Group, Inc.,
             Class A                                             225,888
     5,200 1 Airtouch Communications, Inc.                       522,600
     2,300 1 Chancellor Media Corp., Class A                     116,869
     4,500   Cincinnati Bell, Inc.                               108,844
     5,000   Comcast Corp., Class A                              192,500
             TOTAL                                             1,166,701
             CONSUMER CYCLICALS-1.9%
     3,400 1 Abercrombie & Fitch Co., Class A                    286,025
     4,700   Block (H&R), Inc.                                   226,481
     2,300 1 Costco Cos., Inc.                                   166,750
     3,800   Dayton-Hudson Corp.                                 239,400
     4,100   Gannett Co., Inc.                                   296,225
     4,050   Gap (The), Inc.                                     253,378
     5,300   Harley Davidson, Inc.                               270,631
    13,200   Home Depot, Inc.                                    750,750
                                                               VALUE IN
SHARES                                                     U.S. DOLLARS
             STOCKS-continued
             LARGE-COMPANY GROWTH STOCKS-continued
             CONSUMER CYCLICALS-CONTINUED
     4,200 1 Jones Apparel Group, Inc.                     $     129,150
     4,360   Lowe's Cos., Inc.                                   226,448
     9,000   Masco Corp.                                         257,063
     2,700   Maytag Corp.                                        190,519
     4,600   Nordstrom, Inc.                                     163,300
    10,700 1 Service Corp. International                         205,306
     5,700 1 Staples, Inc.                                       163,875
    12,400   TJX Cos., Inc.                                      372,000
    20,600   Wal-Mart Stores, Inc.                               878,075
             TOTAL                                             5,075,376
             CONSUMER STAPLES-3.2%
     4,300   Avon Products, Inc.                                 212,581
     7,800   Campbell Soup Co.                                   344,175
     2,100   Cardinal Health, Inc.                               126,788
    16,300   Coca-Cola Co.                                     1,113,494
    19,700   Dial Corp.                                          615,625
     9,900   Disney (Walt) Co.                                   288,338
     4,700   Dole Food, Inc.                                     144,231
     5,600   Gillette Co.                                        285,600
     3,800   Heinz (H.J.) Co.                                    183,588
     7,000   McDonald's Corp.                                    269,500
     7,104   McKesson HBOC, Inc.                                 241,980
    11,300   PepsiCo, Inc.                                       404,681
    23,200   Philip Morris Cos., Inc.                            894,650
    10,600   Procter & Gamble Co.                                989,775
     4,500   Quaker Oats Co.                                     297,281
    10,600 1 Safeway, Inc.                                       492,900
     8,800   Sara Lee Corp.                                      211,200
     4,600   Sysco Corp.                                         136,563
     6,200 1 Tricon Global Restaurants, Inc.                     361,150
    20,000 1 Viacom, Inc., Class A                               771,250
     1,300   Wrigley (Wm.), Jr. Co.                              113,181
             TOTAL                                             8,498,531
                                                               VALUE IN
SHARES                                                     U.S. DOLLARS
             STOCKS-continued
             LARGE-COMPANY GROWTH STOCKS-continued
             ENERGY-0.1%
     5,000   Halliburton Co.                               $    206,875
             FINANCIALS-0.9%
     5,300   American Express Co.                               642,294
     5,810   Associates First Capital Corp., Class A            238,210
     5,100   Household International, Inc.                      221,213
    16,300   MBNA Corp.                                         450,288
     2,700   MGIC Investment Corp.                              129,938
     6,900   Providian Financial Corp.                          661,969
     2,900   U.S. Bancorp                                        94,250
             TOTAL                                            2,438,162
             HEALTH CARE-3.0%
    10,000   Abbott Laboratories                                451,875
     6,600   American Home Products Corp.                       380,325
     6,200 1 Amgen, Inc.                                        392,150
     2,400   Baxter International, Inc.                         154,950
    24,100 1 Beverly Enterprises, Inc.                          174,725
    16,200   Bristol-Myers Squibb Co.                         1,111,725
     9,400   Guidant Corp.                                      470,000
    10,600 1 HEALTHSOUTH, Corp.                                 141,775
     9,200   Johnson & Johnson                                  852,150
     5,600   Lilly (Eli) & Co.                                  400,050
    19,800   Merck & Co., Inc.                                1,336,500
     6,000   Pfizer, Inc.                                       642,000
    12,000   Schering Plough Corp.                              540,750
     3,800   United Healthcare Corp.                            221,350
     8,000 1 Universal Health Services, Inc., Class B           399,000
     6,300   Warner-Lambert Co.                                 390,600
             TOTAL                                            8,059,925
             TECHNOLOGY-5.2%
     9,600 1 America Online, Inc.                             1,146,000
     6,000 1 Applied Materials, Inc.                            329,625
     2,600 1 Ascend Communications                              240,988
     7,077 1 BMC Software, Inc.                                 349,869
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
             STOCKS-continued
             LARGE-COMPANY GROWTH STOCKS-continued
             TECHNOLOGY-CONTINUED
     8,500 1 Cadence Design Systems, Inc.                  $    109,438
    15,475 1 Cisco Systems, Inc.                              1,686,775
     4,400 1 Compuware Corp.                                    136,675
     4,500 1 Convergys Corp.                                     79,313
    14,800 1 Dell Computer Corp.                                509,675
    10,100 1 EMC Corp. Mass                                   1,006,213
     2,200 1 Gateway 2000, Inc.                                 133,788
    24,000   Intel Corp.                                      1,297,500
     3,500 1 Lexmark Intl. Group, Class A                       476,438
    22,600   Lucent Technologies, Inc.                        1,285,375
    32,800 1 Microsoft Corp.                                  2,646,550
    10,200 1 Oracle Corp.                                       253,088
     3,100 1 PanAmSat Corp.                                     100,750
     6,700 1 Seagate Technology, Inc.                           202,256
    10,400 1 Sun Microsystems, Inc.                             621,400
    10,600 1 Tellabs, Inc.                                      620,100
     6,000   Xerox Corp.                                        337,125
     1,600 1 Yahoo, Inc.                                        236,800
             TOTAL                                           13,805,741
             TOTAL LARGE-COMPANY GROWTH STOCKS               44,772,494
             SMALL-COMPANY STOCKS-2.4%
             BASIC MATERIALS-0.2%
     1,200   Cambrex Corp.                                       27,000
     1,000   ChemFirst, Inc.                                     23,813
     1,800   Corn Products International, Inc.                   53,100
     1,000   Florida Rock Industries, Inc.                       39,875
     1,200   Geon Co.                                            36,150
     2,000   Glamis Gold Ltd.                                     3,750
       500 1 Hauser, Inc.                                         1,219
     1,500   Lone Star Industries, Inc.                          53,438
       800 1 Material Sciences Corp.                              8,900
       500 1 McWhorter Technologies, Inc.                         6,938
     1,200   OM Group, Inc.                                      44,850
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
             STOCKS-continued
             SMALL-COMPANY STOCKS-continued
             BASIC MATERIALS-CONTINUED
       400   Penford Corporation                           $      5,263
     3,920   Placer Dome, Inc.                                   43,610
       500   Quaker Chemical Corp.                                8,688
       700   Quanex Corp.                                        18,288
       600   Republic Group, Inc.                                10,725
       600   Steel Technologies, Inc.                             5,400
     1,100   Texas Industries, Inc.                              40,013
       900 1 WHX Corp.                                            6,750
             TOTAL                                              437,770
             CAPITAL GOODS-0.3%
     1,400   AMCOL International Corp.                           19,863
       500   Amcast Industrial Corp.                              8,406
     1,000 1 Astec Industries, Inc.                              37,375
     1,000   Barnes Group, Inc.                                  23,063
       600 1 Benchmark Electronics, Inc.                         18,000
     1,200   Brady (W.H.) Co.                                    30,075
       700   CTS Corp.                                           39,200
     1,600 1 Checkpoint System, Inc.                             14,600
       800   Commercial Metals Corp.                             18,750
       800   CustomTracks Corp.                                  48,000
       900   Daniel Industries, Inc.                             18,900
       800 1 Flow International Corp.                             7,900
       900   Imco Recycling, Inc.                                15,075
     1,400 1 Insituform Technologies, Inc., Class A              23,450
       400   Insteel Industries, Inc.                             3,450
       600 1 Intermagnetics General Corp.                         4,688
       800 1 Ionics, Inc.                                        25,050
     1,000   Juno Lighting, Inc.                                 22,938
     1,200   Kaman Corp., Class A                                15,900
     2,000 1 Kemet Corp.                                         32,125
       600   Lawson Products, Inc.                               14,850
     2,700 1 Morrison Knudsen Corp.                              26,831
       900   Myers Industries, Inc.                              20,588
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
             STOCKS-continued
             SMALL-COMPANY STOCKS-continued
             CAPITAL GOODS-CONTINUED
       300 1 Nashua Corp.                                  $      3,413
       800   O'Sullivan Corp.                                     7,100
       500   Park Electrochemical Corp.                          11,969
     2,500 1 Paxar Corp.                                         22,656
     1,100   RTI International Metals                            14,644
       900   Reliance Steel & Aluminum Co.                       32,063
       900   Scott Technologies, Inc.                            16,988
     1,200   Smith (A.O.) Corp.                                  29,250
       600   Spartan Motors, Inc.                                 3,450
       700   Standex International Corp.                         18,288
       700   Stone & Webster, Inc.                               17,150
     1,700 1 Superior Services, Inc.                             36,444
       700 1 Tetra Technologies, Inc.                             5,950
       800   Thomas Industries, Inc.                             16,200
       400 1 Three-Five Systems, Inc.                             5,375
     1,300   Valmont Industries, Inc.                            21,491
     1,200   Wabash National Corp.                               22,875
     1,300   Watsco, Inc.                                        25,106
       700 1 Wolverine Tube, Inc.                                16,669
             TOTAL                                              816,158
             CONSUMER CYCLICALS-0.5%
       400   Angelica Corp.                                       6,775
     1,300 1 Ann Taylor Stores Corp.                             56,144
     1,400   Apogee Enterprises, Inc.                            16,713
     1,400   Arctic Cat, Inc.                                    11,638
     1,200   Authentic Fitness Corp.                             19,725
       700   Baker (J.), Inc.                                     5,075
       700   Bassett Furniture Industries, Inc.                  16,800
       900   Brown Shoe Company, Inc.                            17,100
       600 1 Building Materials Holding Corp.                     6,900
       500   CPI Corp.                                           15,750
     2,700   Casey's General Stores, Inc.                        36,281
     1,400   Cato Corp., Class A                                 18,375
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
             STOCKS-continued
             SMALL-COMPANY STOCKS-continued
             CONSUMER CYCLICALS-CONTINUED
       500   Chemed Corp.                                  $     16,219
     1,300 1 Cone Mills Corp.                                     8,044
       800 1 Cyrk US Cyrk, Inc.                                   5,300
     2,800   D. R. Horton, Inc.                                  47,600
     1,200   Delta Woodside Industries, Inc.                      8,475
       600   Dixie Group, Inc.                                    5,475
     1,200 1 Dress Barn, Inc.                                    17,625
     1,300 1 Family Golf Centers, Inc.                           11,822
     2,000   Fedders Corp.                                       11,375
     1,200 1 Franklin Covey Co.                                  11,700
       600 1 Galey & Lord, Inc.                                   2,475
       600 1 Gottschalks, Inc.                                    4,950
       400   Haggar Corp.                                         5,050
     1,000   Hancock Fabrics, Inc.                                5,688
     1,800 1 Hartmarx Corp.                                       8,888
       600   Huffy Corp.                                          8,063
     1,200   Hughes Supply, Inc.                                 32,325
       600 1 Insurance Automotive Auctions, Inc.                  7,725
     2,700   Interface, Inc.                                     20,925
     1,300   Intermet Corp.                                      18,038
     1,400 1 Jan Bell Marketing, Inc.                             4,288
     1,000   Jo-Ann Stores, Inc.                                 16,813
       500   Johnston Industries, Inc.                            1,125
     1,600 1 Just For Feet, Inc.                                 12,200
     1,300   Justin Industries, Inc.                             17,469
       600   K Swiss, Inc., Class A                              34,425
     1,100   Kellwood Co.                                        26,125
     2,700   La-Z Boy Chair Co.                                  53,663
       500   Lillian Vernon Corp.                                 6,438
       900   M.D.C. Holdings, Inc.                               17,775
     1,500 1 Michaels Stores, Inc.                               40,125
     2,400   Oakwood Homes Corp.                                 30,000
       900   OshKosh B'Gosh, Inc., Class A                       17,663
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
             STOCKS-continued
             SMALL-COMPANY STOCKS-continued
             CONSUMER CYCLICALS-CONTINUED
       400   Oxford Industries, Inc.                       $     11,100
     1,400   Phillips Van Heusen Corp.                           12,250
     1,100 1 Primark Corp.                                       29,769
     2,700 1 Prime Hospitality Corp.                             28,181
     1,100   Russ Berrie & Co., Inc.                             28,256
       800   Ryland Group, Inc.                                  22,250
     1,000 1 Scotts Co.                                          44,000
     1,300   Shopko Stores, Inc.                                 46,150
       500   Skyline Corp.                                       15,594
       600 1 Southern Energy Homes, Inc.                          2,794
       700   Standard Motor Products, Inc.                       16,669
     1,500   Standard Pacific Corp.                              19,688
       800   Standard Products Co.                               17,850
     2,400   Stride Rite Corp.                                   25,050
       400 1 Swiss Army Brands, Inc.                              3,225
     1,100 1 TBC Corp.                                            7,769
       800   TJ International, Inc.                              22,000
       800   Thomas Nelson, Inc.                                  7,850
       600   Thor Industries, Inc.                               15,788
     1,900 1 Toll Brothers, Inc.                                 41,444
       700 1 U.S. Home Corp.                                     24,150
     1,100   Universal Forest Products, Inc.                     19,800
       400   Walbro Corp.                                         7,825
     1,200   Winnebago Industries, Inc.                          19,800
     1,000   Wynns International, Inc.                           18,063
     1,800 1 Zale Corp.                                          69,413
             TOTAL                                            1,339,875
             CONSUMER STAPLES-0.3%
     1,100   ABM Industries, Inc.                                30,044
     1,500   Applebee's International, Inc.                      44,250
     1,100   Bindley Western Industries, Inc.                    33,138
     1,900   Bowne & Co., Inc.                                   31,825
       900 1 Canandaigua Wine Co., Inc., Class A                 44,775
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
             STOCKS-continued
             SMALL-COMPANY STOCKS-continued
             CONSUMER STAPLES-CONTINUED
       600 1 Carmike Cinemas, Inc., Class A                $     10,538
     1,000 1 Cheesecake Factory, Inc.                            27,625
     3,300   Chiquita Brands International                       26,606
       900   Dames & Moore, Inc.                                 14,175
     2,200   Earthgrains Co.                                     51,563
     1,600   Harland (John H.) Co.                               28,600
     1,000 1 IHOP Corp.                                          23,875
     2,400 1 Interim Services, Inc.                              52,350
       500 1 J & J Snack Foods Corp.                             10,375
     1,600 1 Landrys Seafood Restaurants, Inc.                   14,600
       400   National Presto Industries, Inc.                    14,925
     1,400   Norrell Corp.                                       25,988
     1,700   Ruby Tuesday, Inc.                                  31,556
     2,000 1 Ryan's Family Steak Houses, Inc.                    23,375
     1,900 1 Smithfield Foods, Inc.                              50,706
     1,000 1 Sonic Corp.                                         27,531
     1,200   TCBY Enterprises, Inc.                               7,950
       700 1 Taco Cabana, Inc., Class A                           7,481
       800 1 Volt Information Science, Inc.                      13,800
     2,000 1 World Color Press                                   51,000
             TOTAL                                              698,651
             ENERGY-0.0%
        77 1 Eagle Geophysical, Inc.                                260
     1,000 1 HS Resources, Inc.                                  12,000
     1,200 1 Oceaneering International, Inc.                     18,525
     1,100 1 Offshore Logistics, Inc.                            12,444
     1,100 1 Pool Energy Services Co.                            18,563
     2,600 1 Pride International, Inc.                           27,138
     3,485 1 Santa Fe Snyder Corp.                               29,623
     1,200 1 Seitel, Inc.                                        18,975
             TOTAL                                              137,528
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
             STOCKS-continued
             SMALL-COMPANY STOCKS-continued
             FINANCIALS-0.4%
     2,300 1 Amresco, Inc.                                 $     15,813
       900   Anchor Bancorp Wisconsin, Inc.                      14,850
     2,800   Astoria Financial Corp.                            126,000
       800   Banknorth Group, Inc.                               21,350
     1,600   Capital Re Corp.                                    26,100
     1,100   Carolina First Corporation                          30,181
     3,100   Commercial Federal Corp.                            70,719
     1,400   Cullen Frost Bankers, Inc.                          78,750
     1,040 1 Delphi Financial Group, Inc., Class A               36,089
     1,400   Downey Financial Corp.                              30,800
     1,900   Enhance Financial Services Group, Inc.              37,169
       600   Executive Risk, Inc.                                51,150
     1,500   First Midwest Bancorp, Inc.                         58,125
     3,600   Fremont General Corp.                               76,275
     1,900   Frontier Insurance Group, Inc.                      32,656
     1,100   Investment Technology Group, Inc.                   48,744
       500   JSB Financial, Inc.                                 25,625
     1,100   Jefferies Group, Inc.                               27,019
     1,100   MAF Bancorp, Inc.                                   25,369
       900   NAC Re Corp.                                        49,106
     1,400   Orion Capital Corp.                                 40,863
     1,260   Provident Bankshares Corp.                          29,138
     1,600   Riggs National Corp.                                26,900
     1,400   Selective Insurance Group, Inc.                     26,425
     1,100 1 Silicon Valley Bancshares                           21,175
     2,100   St. Paul Bancorp, Inc.                              54,469
     1,800   Susquehanna Bankshares, Inc.                        32,738
             TOTAL                                            1,113,598
             HEALTH CARE-0.2%
     1,000   ADAC Laboratories                                    8,063
     1,400   Alpharma, Inc., Class A                             37,363
     1,700 1 American Oncology Resources, Inc.                   17,266
       500 1 Compdent Corp.                                       7,250
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
             STOCKS-continued
             SMALL-COMPANY STOCKS-continued
             HEALTH CARE-CONTINUED
       800 1 Datascope Corp.                               $     20,125
       700   Diagnostic Products Corp.                           15,925
     1,800 1 Genesis Health Ventures, Inc.                        7,988
     2,700   Integrated Health Services, Inc.                    15,863
     1,000 1 NCS HealthCare, Inc., Class A                       13,750
     3,900 1 Phycor, Inc.                                        27,178
       672 1 Priority HealthCare Corp., Class A                  22,932
       900 1 Protein Design Laboratories, Inc.                   17,663
     1,404 1 Quintiles Transnational Corp.                       57,038
     1,600 1 Regeneron Pharmaceuticals, Inc.                     11,400
     1,600 1 Roberts Pharmaceutical Corp.                        30,400
       700 1 Rural/Metro Corp.                                    5,294
     1,400 1 Sierra Health Services, Inc.                        21,350
     1,600 1 Summit Technology, Inc.                             31,600
     1,100 1 Sunrise Medical, Inc.                                9,144
       600 1 Syncor International Corp.                          20,400
     1,300 1 Vertex Pharmaceuticals, Inc.                        26,081
       700   Vital Signs, Inc.                                   13,431
             TOTAL                                              437,504
             TECHNOLOGY-0.2%
       600   Analogic Corp.                                      19,538
     2,100   Anixter International, Inc.                         37,144
     1,000 1 BancTec, Inc.                                       16,125
       500   Bell Industries, Inc.                                5,125
     1,600 1 Cable Design Technologies, Class A                  22,600
     1,400   Dallas Semiconductor Corp.                          60,900
       700 1 Digi International, Inc.                             5,863
     3,200 1 Digtial Microwave Corp.                             40,400
     1,200   Exabyte Corp.                                        6,600
     1,200   Gerber Scientific, Inc.                             28,050
     1,400 1 Intervoice, Inc.                                    15,575
     1,200 1 Lattice Semiconductor Corp.                         58,950
     2,000 1 PictureTel Corp.                                    17,750
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
            STOCKS-continued
            SMALL-COMPANY STOCKS-continued
            TECHNOLOGY-CONTINUED
    1,300   Pioneer Standard Electronics, Inc.             $     12,756
      800 1 Standard Microsystems Corp.                           6,100
    2,400   System Software Association                           4,875
    2,300 1 VLSI Technology, Inc.                                48,156
      500 1 Wall Data, Inc.                                       5,094
    1,200 1 Xircom, Inc.                                         30,300
            TOTAL                                               441,901
            TRANSPORTATION-0.1%
    1,700   Air Express International Corp.                      42,500
    1,600 1 American Freightways Corp.                           28,000
    1,000 1 Arkansas Best Corp.                                   8,875
    1,900 1 Fritz Companies, Inc.                                20,425
      900   Frozen Food Express Industries, Inc.                  6,188
    1,100 1 Kirby Corp.                                          20,763
      500 1 Landstar System, Inc.                                18,813
      600 1 M.S. Carriers, Inc.                                  18,975
    1,000   Pittston BAX Group                                   10,813
      500 1 Railtex, Inc.                                         6,750
    3,000   Rollins Truck Leasing Corp.                          32,625
    1,200   SkyWest, Inc.                                        27,900
    1,300   USFreightways Corp.                                  51,188
    2,400   Werner Enterprises, Inc.                             46,350
    1,300 1 Yellow Corp.                                         22,100
            TOTAL                                               362,265
            UTILITIES-0.2%
      500   American States Water Co.                            13,344
      600   Aquarion Co.                                         18,638
    1,500   Atmos Energy Corp.                                   38,438
      400 1 Bangor Hydro Electric Co.                             5,650
      600   Cascade Natural Gas Corp.                            10,088
      700   Cilcorp, Inc.                                        42,656
    1,100   Commonwealth Energy System                           46,613
      500   Connecticut Energy Corp.                             18,781
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
            STOCKS-continued
            SMALL-COMPANY STOCKS-continued
            UTILITIES-CONTINUED
    1,500   Energen Corp.                                  $     28,688
      900   New Jersey Resources Corp.                           33,975
      700   Orange & Rockland Utilities, Inc.                    40,731
      500   Pennsylvania Enterprises                             14,500
    2,116   Philadelphia Suburban Corp.                          46,552
    1,600   Piedmont Natural Gas, Inc.                           54,100
    1,600   Sierra Pacific Resources                             58,200
    1,600   Southwest Gas Corp.                                  45,200
    1,300   Southwestern Energy Co.                              12,269
      700   TNP Enterprises, Inc.                                26,119
      700   United Illuminating Co.                              30,669
    1,900   United Water Resources, Inc.                         41,325
            TOTAL                                               626,536
            TOTAL SMALL-COMPANY STOCKS                        6,411,786
            SMALL-COMPANY GROWTH STOCKS-2.6%
            BASIC MATERIALS-0.1%
    1,600 1 Buckeye Technologies Inc.                            26,100
    1,200   Caraustar Industries, Inc.                           31,650
      600   LSB Industries, Inc.                                  1,125
    1,100   Lilly Industries, Inc., Class A                      20,969
    1,200   MacDermid, Inc.                                      48,300
    1,200 1 Shorewood Packaging Corp.                            20,550
    2,100 1 Stillwater Mining Co.                                67,069
            TOTAL                                               215,763
            CAPITAL GOODS-0.4%
    1,300   AAR Corp.                                            25,675
      500   Alliant Techsystems, Inc.                            42,500
    1,800   Applied Power, Inc., Class A                         43,650
    1,700   Aptargroup, Inc.                                     46,750
    1,100 1 BE Aerospace, Inc.                                   19,663
    1,700   Baldor Electric Co.                                  32,725
    1,100   Belden, Inc.                                         25,919
    1,700   Blount International, Inc., Class A                  47,388
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
            STOCKS-continued
            SMALL-COMPANY GROWTH STOCKS-continued
            CAPITAL GOODS-CONTINUED
      400 1 C-COR Electronics, Inc.                        $      9,450
    1,100   CLARCOR, Inc.                                        20,213
    1,000 1 Dionex Corp.                                         40,938
    1,050 1 Dycom Industries, Inc.                               50,663
      700 1 Gardner Denver, Inc.                                 11,988
      900   Graco, Inc.                                          29,419
    1,300 1 Halter Marine Group, Inc.                             9,588
      500   Harmon Industries, Inc.                              10,438
    2,000   JLG Industries, Inc.                                 38,625
      800   Libbey, Inc.                                         23,950
    1,200   Manitowoc, Inc.                                      40,800
      800 1 Metro Networks, Inc.                                 44,500
    1,600 1 Mueller Industries, Inc.                             46,400
      700   New England Business Service, Inc.                   19,031
      800 1 Oak Industries, Inc.                                 38,550
    1,700 1 Orbital Sciences Corp.                               38,463
      700 1 Plexus Corp.                                         21,394
    1,000   Regal Beloit Corp.                                   23,250
    1,400   Roper Industries, Inc.                               45,150
      600 1 SPS Technologies, Inc.                               25,425
    2,300 1 Sanmina Corp.                                       172,464
      800   Service Experts, Inc.                                14,850
      700   Technitrol, Inc.                                     20,825
    1,700   Tredegar Industries, Inc.                            36,444
    1,200 1 Valence Technology, Inc.                              8,925
    1,400 1 Zebra Technologies Co., Class A                      44,975
            TOTAL                                             1,170,988
            CONSUMER CYCLICALS-0.5%
    1,000 1 ADVO, Inc.                                           19,813
    3,600 1 Acxiom Corp.                                         97,200
      600 1 Ashworth, Inc.                                        2,925
      800 1 Catalina Marketing Corp.                             70,850
    1,500 1 Cerner Corp.                                         30,188
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
            STOCKS-continued
            SMALL-COMPANY GROWTH STOCKS-continued
            CONSUMER CYCLICALS-CONTINUED
    2,200 1 Champion Enterprises, Inc.                     $     44,963
    3,200 1 DeVRY, Inc.                                          71,200
    1,950   Ethan Allen Interiors, Inc.                          62,156
    1,100 1 Footstar, Inc.                                       42,694
      900   G & K Services, Inc., Class A                        42,525
    3,300 1 Gentex Corp.                                         99,103
    1,500 1 Goody's Family Clothing, Inc.                        16,313
    2,100 1 HA-LO Industries, Inc.                               25,331
    1,200 1 Insight Enterprises, Inc.                            30,450
      700 1 Lason Holdings, Inc.                                 26,819
    1,800 1 Linens 'N Things, Inc.                               71,775
    1,500 1 Mens Wearhouse, Inc.                                 38,297
    1,700 1 Midway Games, Inc.                                   18,063
    2,600 1 Mohawk Industries, Inc.                              75,725
    1,000 1 NFO Worldwide, Inc.                                  14,188
    1,700 1 Nautica Enterprise, Inc.                             27,519
    1,000 1 O'Reilly Automotive, Inc.                            44,063
    1,000 1 Pacific Sunwear of California                        37,500
    4,500   Pier 1 Imports, Inc.                                 49,781
      600   Pillowtex Corp.                                       9,750
    1,200   Polaris Industries, Inc.                             51,675
    1,100 1 Prepaid Legal Services, Inc.                         29,219
    1,650   Regis Corp. Minnesota                                39,806
      500 1 Timberland Co., Class A                              32,375
    2,100   True North Communications, Inc.                      49,088
    2,600 1 Williams-Sonoma, Inc.                                77,513
    2,000   Wolverine World Wide, Inc.                           27,000
            TOTAL                                             1,375,867
            CONSUMER STAPLES-0.2%
      800 1 CEC Entertainment, Inc.                              30,250
    2,410   CKE Restaurants, Inc.                                44,284
      600 1 Consolidated Graphics, Inc.                          27,675
    1,425 1 Consolidated Products, Inc.                          26,363
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
            STOCKS-continued
            SMALL-COMPANY GROWTH STOCKS-continued
            CONSUMER STAPLES-CONTINUED
    1,800 1 Foodmaker, Inc.                                $     48,600
      700   Merrill Corp.                                        10,588
    3,100 1 NBTY, Inc.                                           19,472
      800   Natures Sunshine Products, Inc.                       9,750
    1,500   Owens & Minor, Inc.                                  16,313
    1,500 1 Patterson Dental Co.                                 54,938
    2,200   Richfood Holdings, Inc.                              28,188
    1,300 1 Tetra Tech, Inc.                                     27,625
    1,300 1 Triarc Companies, Inc., Class A                      26,488
      600 1 USA Detergents, Inc.                                  3,113
    2,700 1 Valassis Communications, Inc.                        93,994
    1,200 1 Whole Foods Market, Inc.                             49,800
            TOTAL                                               517,441
            ENERGY-0.0%
    2,100 1 Tuboscope, Inc.                                      28,088
            FINANCIALS-0.4%
    2,900 1 Americredit Corp.                                    46,219
    1,000   CMAC Investment Corp.                                50,563
    1,200   Centura Banks, Inc.                                  69,975
    1,155   Commerce Bancorp, Inc.                               46,489
    1,700   Eaton Vance Corp.                                    52,063
    1,310   Fidelity National Financial, Inc.                    22,188
    2,800   First American Financial Corp.                       46,025
    1,400   Firstbank Corp.                                      33,600
    3,400   Firstmerit Corp.                                     92,863
      800   Gallagher (Arthur J.) & Co.                          38,950
      600   Hilb Rogal & Hamilton Co.                            12,225
    2,000   Hudson United Bancorp                                61,250
    2,600   Legg Mason, Inc.                                     87,913
    1,800   Mutual Risk Management Ltd.                          65,700
    1,100   Premier Bankshares, Inc.                             22,894
      950   Queens County Bancorp, Inc.                          30,044
    2,200   Raymond James Financial, Inc.                        48,675
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
            STOCKS-continued
            SMALL-COMPANY GROWTH STOCKS-continued
            FINANCIALS-CONTINUED
      800   SEI Investments, Co.                           $     81,600
    1,250   Trustco Bank Corp.                                   34,219
      900   U.S. Trust Corp.                                     78,919
    2,000   United Bankshares, Inc.                              53,375
            TOTAL                                             1,075,749
            HEALTH CARE-0.4%
      600 1 Alza Corp.                                           21,413
    1,400   Ballard Medical Products                             33,250
    1,000 1 Barr Laboratories, Inc.                              32,938
    2,200   Bio-Technology General Corp.                         15,538
    1,300 1 Cephalon, Inc.                                       17,550
      700   Cooper Companies, Inc.                               15,881
    1,100 1 Cor Therapeutics, Inc.                               15,606
    2,700 1 Coventry Health Care Inc.                            35,775
      600 1 Curative Health Services, Inc.                        4,088
    1,100 1 Enzo Biochem, Inc.                                   11,825
    1,500 1 Express Scripts, Inc., Class A                      105,188
    1,100 1 Immune Response Corp.                                 7,013
    1,300 1 Incyte Pharmaceuticals, Inc.                         33,800
    1,400   Invacare Corp.                                       34,913
    1,300   Jones Pharma, Inc.                                   46,231
    1,800 1 Liposome Co., Inc.                                   25,763
    3,700 1 Medimmune, Inc.                                     235,413
    1,100   Mentor Corp.                                         17,531
      900 1 Molecular Biosystems, Inc.                            2,250
    1,000 1 Noven Pharmaceuticals, Inc.                           6,125
    2,200 1 Orthodontic Centers of America, Inc.                 26,538
    1,100 1 Parexel International Corp.                          26,331
      700 1 Pediatrix Medical Group                              15,794
    1,100 1 Pharmaceutical Development, Inc.                     29,425
    1,900 1 Renal Care Group, Inc.                               52,725
    2,500 1 Safeskin Corp.                                       31,250
    1,100 1 Sola International, Inc.                             18,356
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
            STOCKS-continued
            SMALL-COMPANY GROWTH STOCKS-continued
            HEALTH CARE-CONTINUED
    1,100 1 U.S. Bioscience, Inc.                          $      8,869
    2,800 1 VISX, Inc.                                          145,425
      266 1 Watson Pharmaceuticals, Inc.                         10,191
            TOTAL                                             1,082,995
            TECHNOLOGY-0.5%
    1,900 1 American Management System, Inc.                     60,325
    1,000   Analysts International Corp.                         15,938
    2,400 1 Aspect Telecommunications Corp.                      20,400
    1,100 1 Avid Technology, Inc.                                17,875
    1,700 1 Billing Concepts Corp.                               21,250
    1,200 1 Bisys Group, Inc.                                    65,888
    2,400 1 Brightpoint, Inc.                                    13,650
    1,700 1 C-Cube Microsystems, Inc.                            42,606
    2,500 1 Ciber, Inc.                                          53,594
    2,300 1 CommScope, Inc.                                      60,375
    1,000   Computer Task Group, Inc.                            16,625
      700 1 Dialogic Corp.                                       23,363
    1,300 1 Epicor Software Corp.                                 9,181
    1,000 1 Etec Systems, Inc.                                   26,813
      600   Fair Isaac & Co., Inc.                               19,650
    1,700 1 General Semiconductor, Inc.                          13,175
    1,200 1 HNC Software                                         32,475
    1,900 1 Harbinger Corp.                                      21,078
      900   Henry Jack & Associates, Inc.                        31,781
    1,400 1 Hyperion Solutions, Corp.                            21,788
    1,200   Inter-Tel, Inc.                                      17,775
      600 1 Kronos, Inc.                                         22,209
      700 1 MICROS Systems Corp.                                 21,875
    1,800 1 Macromedia, Inc.                                     69,019
    1,500 1 Medquist, Inc.                                       55,125
    1,600 1 Mercury Interactive Corp.                            52,600
      900 1 Micrel, Inc.                                         50,400
    1,400   National Computer Systems, Inc.                      43,750
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
                  STOCKS-continued
                  SMALL-COMPANY GROWTH STOCKS-continued
                  TECHNOLOGY-CONTINUED
          1,600   National Data Corp.                      $     75,300
            800 1 Progress Software Corp.                        20,850
          1,900 1 Technology Solutions Corp.                     17,694
            700   Telxon Corp.                                    7,263
          1,200 1 Vantive Corp.                                  13,050
          3,400 1 Vitesse Semiconductor Corp.                   186,788
            500 1 Whittaker Corp.                                13,438
          2,400 1 Whittman-Hart, Inc.                            68,100
                  TOTAL                                       1,323,066
                  TRANSPORTATION-0.1%
          4,500   Comair Holdings, Inc.                          85,219
          1,100   Expeditors International
                  Washington, Inc.                               61,188
          1,400 1 Heartland Express, Inc.                        21,438
                  TOTAL                                         167,845
                  TOTAL SMALL-COMPANY
                  GROWTH STOCKS                               6,957,802
                  FOREIGN STOCKS-9.5%
                  AUSTRALIA-0.3%
        104,300 1 AAPT Ltd.                                     377,231
        574,110   One. Tel Ltd.                                 401,044
                  TOTAL                                         778,275
                  BELGIUM-0.1%
          4,200 1 Global TeleSystems Group, Inc.                319,200
                  FINLAND-0.4%
         29,900   Merita A (unitas A)                           177,050
         15,300   Metra OY, Class B                             340,538
          3,960   Nokia Oyj                                     281,550
          7,700   Sampo Insurance Co. Ltd., Class A             232,790
                  TOTAL                                       1,031,928
                  FRANCE-1.1%
          4,140   AXA                                           476,912
          1,350   Cap Gemini SA                                 194,358
          2,030   Compagnie Financiere de
                  Paribas, Class A                              220,093
          4,850   DasSAult Systemes SA                          159,116
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
                  STOCKS-continued
                  FOREIGN STOCKS-continued
                  FRANCE-CONTINUED
          1,850   Elf Aquitaine SA                         $    267,693
        140,000 1 Eurotunnel (Paris)                            214,546
          4,700   Pechiney Ord A                                182,075
         10,800 1 Sanofi Synthelabo SA                          454,863
          3,100   Societe BIC SA                                177,908
          1,350   Societe Generale, Paris                       245,165
          1,020   Suez Lyonnaise des Eaux                       168,966
          3,660   Vivendi                                         3,816
          3,660   Vivendi                                       270,904
                  TOTAL                                       3,036,415
                  GERMANY, FEDERAL REPUBLIC OF-0.6%
            700   Bayerische Motoren Werke AG                   448,066
          2,100   DePfa Deutsche Pfandbriefbank AG              181,708
          4,500   Deutsche Bank, AG                             234,562
          5,400   Mannesmann AG                                 737,464
                  TOTAL                                       1,601,800
                  HONG KONG-0.4%
        482,000   Cafe De Coral Holdings                        144,509
        482,500   China Everbright Ltd.                         258,209
        738,000   China Foods Holdings Ltd.                     166,541
        444,000   Sino Land Co.                                 239,037
         84,000   Smartone Telecommunications                   260,508
                  TOTAL                                       1,068,804
                  IRELAND-0.0%
          2,900 1 Esat Telecom Group PLC, ADR                   107,300
                  ITALY-0.9%
         32,400   Arn Mondadori Edit                            562,387
         10,350   Assicurazioni Generali                        367,935
         88,445   Banca Intesa S.P.A.                           449,955
         38,300   Mediolanum S.P.A.                             260,728
          8,800   Rolo Banca 1473 S.P.A.                        207,791
         23,000   SAI S.P.A.                                    257,758
         30,650   Telecom Italia Mobile                         180,213
                  TOTAL                                       2,286,767
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
                  STOCKS-continued
                  FOREIGN STOCKS-continued
                  JAPAN-1.8%
         53,000   Asahi Chemical Industry
                  Co. Ltd.                                 $    287,648
         14,700   Capcom Co., Ltd.                              226,210
         40,000   Casio Computer Co.                            273,682
         48,000   Chugai Pharmaceutical Co., Ltd.               541,673
          6,700   Circle K Japan Co. Ltd.                       272,723
         30,000   Fujitsu Ltd.                                  501,365
          3,500   Hirose Electric Co.                           300,571
         27,200   Minebea Co.                                   270,492
          9,800   Mycal Card, Inc.                              331,612
          2,400   Nintendo Corp. Ltd.                           281,956
            440   Shohoh Fund & Co.                             246,083
          2,000   Softbank Corp.                                229,999
          2,000   Takefuji Corp.                                176,222
         11,900   Tokyo Electric Power Co.                      259,423
         57,000   Toshiba Corp.                                 352,271
          7,000   Yamada Denki                                  291,305
                  TOTAL                                       4,843,235
                  KOREA, REPUBLIC OF-0.2%
         12,875   Samsung Securities Co., Ltd.                  564,574
                  NETHERLANDS-0.6%
          5,200 1 ASM Lithography Holding N.V.                  229,037
          1,530   Aegon N.V.                                    123,614
          2,500 1 Equant N.V., ADR                              207,344
          4,800   Hoogovens (kon.)                              185,648
          3,960   ING Groep, N.V.                               211,575
          9,800   KPN NV                                        473,024
          4,900   Unique International NV                       111,871
                  TOTAL                                       1,542,113
                  NORWAY-0.1%
         24,300 1 Storebrand ASA                                162,937
                  PHILIPPINES-0.0%
             50 1 Filinvest Land, Inc.                                6
                                                              VALUE IN
SHARES                                                    U.S. DOLLARS
                  STOCKS-continued
                  FOREIGN STOCKS-continued
                  PORTUGAL-0.3%
         10,500   Banco Pinto & Sotto Mayor                $    207,979
         12,500   Banco Portugues do Atlantico                  197,293
          4,600   Jeronimo Martins & Filho SGPS, SA             164,054
          9,400 1 Seg Mundial Confianca                         270,270
                  TOTAL                                         839,596
                  SINGAPORE-0.2%
        191,500   Inchcape Motors Ltd.                          306,756
         31,000   Oversea-Chinese Banking
                  Corp. Ltd., Foreign Shares                    242,890
                  TOTAL                                         549,646
                  SPAIN-0.5%
         10,800   Argentaria                                    241,956
          4,450   Banco Popular Espanol SA                      325,203
         11,732   Banco Santander                               244,612
          3,893   Baron de Ley, SA                              133,929
            118   Telefonica SA                                   5,656
          5,900   Telefonica SA                                 282,811
                  TOTAL                                       1,234,167
                  SWEDEN-0.1%
          9,000   Kinnevik AB                                     6,280
          9,000   Kinnevik AB, Class B                          187,365
          7,450   LM Ericsson                                   198,853
                  TOTAL                                         392,498
                  SWITZERLAND-0.3%
             44 1 Kudelski SA                                   165,549
            150   Nestle SA                                     269,426
            780   UBS AG- Registered                            225,591
                  TOTAL                                         660,566
                  UNITED KINGDOM-1.6%
         17,600 1 Allied Zurich PLC                             224,342
         16,412   BP Amoco PLC                                  293,483
         19,494   Barclays PLC                                  591,927
            402   British Aerospace PLC                           2,654
         11,700   British Telecommunication PLC                 193,849
SHARES OR
PRINCIPAL                                                     VALUE IN
AMOUNT                                                    U.S. DOLLARS
                  STOCKS-continued
                  FOREIGN STOCKS-continued
                  UNITED KINGDOM-CONTINUED
         11,900 1 COLT Telecom Group PLC                   $    251,316
         15,800   Cable & Wireless                              194,436
         24,100 1 Cable & Wireless Communications               228,997
         13,225   Glaxo Wellcome PLC                            371,056
         24,800 2 Norwich Union PLC                             175,842
         17,198   Prudential Corp. PLC                          225,969
         44,000   Reed International PLC                        321,848
         24,545   Royal & Sun Alliance
                  Insurance Group PLC                           200,070
         22,900   Securicor PLC                                 205,485
         17,534   Smithkline Beecham PLC                        228,277
         23,250   Vodafone Group PLC                            441,840
                  TOTAL                                       4,151,391
                  TOTAL FOREIGN STOCKS                       25,171,218
                  FUTURES CONTRACTS
                  COLLATERAL-13.7% 2
     36,600,000   United States Treasury Bill, 6/17/1999     36,543,270
                  TOTAL STOCKS (IDENTIFIED
                  COST $133,925,186)                        169.379,153
                  BONDS-33.6%
                  TREASURY-10.4%
                  REPURCHASE AGREEMENT AND
                  GOVERNMENT SECURITIES-3.5% 3
 $    9,350,000   Societe Generale, New
                  York, 4.800%, dated
                  5/28/1999, due 6/1/1999                     9,350,000
                  UNITED STATES TREASURY
                  SECURITIES-6.9%
      6,225,000   United States Treasury
                  Bond, 8.125%, 5/15/2021                     7,706,986
      2,200,000   United States Treasury
                  Bond, 8.875%, 8/15/2017                     2,854,610
        493,000   United States Treasury
                  Note, 5.750%, 8/15/2003                       494,297
        675,000   United States Treasury
                  Note, 6.250%, 2/15/2003                       688,588
      6,405,000   United States Treasury
                  Note, 6.500%, 10/15/2006                    6,666,965
                  TOTAL                                      18,411,446
                  TOTAL TREASURY                             27,761,446
                  MORTGAGE-BACKED SECURITIES-6.8%
      1,848,606   Federated Mortgage Core
                  Portfolio                                  18,208,769
PRINCIPAL                                                     VALUE IN
AMOUNT                                                    U.S. DOLLARS
                  BONDS-continued
                  INVESTMENT GRADE BONDS-7.6%
                  AEROSPACE & DEFENSE-0.3%
  $     600,000   McDonnell Douglas
                  Finance, Medium Term
                  Note, 6.375%, 7/15/1999                  $    601,050
        180,000   Raytheon Co., 5.70%,
                  11/01/2003                                    174,998
                  TOTAL                                         776,048
                  AUTOMOBILE-0.4%
        205,000   Arvin Capital, 9.50%,
                  2/1/2027                                      214,565
        450,000   Dana Corp., Note, 7.00%,
                  3/15/2028                                     421,470
        470,000   General Motors
                  Acceptance, Sr. Note,
                  5.75%, 11/10/2003                             458,537
                  TOTAL                                       1,094,572
                  BANKING-0.7%
        100,000   City National Bank, Sub.
                  Note, 6.375%, 1/15/2008                        96,122
        330,000 2 Den Danske Bank, Note,
                  7.40% 6/15/2010                               340,276
        250,000   National Bank of Canada,
                  Sub. Note, 8.125%,
                  8/15/2004                                     266,368
        375,000   Republic New York Corp.,
                  Sub. Note, 7.75%,
                  5/15/2009                                     399,139
        500,000   Santander Finance
                  Issuances, Bank
                  Guarantee, 7.875%,
                  4/15/2005                                     524,525
        330,000 2 Swedbank, Sub.,
                  11/29/2049                                    323,585
                  TOTAL                                       1,950,015
                  BEVERAGE & TOBACCO-0.2%
         50,000   Philip Morris Cos.,
                  Inc., Deb., 6.00%, 7/15/2001                   49,716
        450,000   Phillip Morris Cos.,
                  Inc., Deb., 9.25%, 2/15/2000                  460,917
                  TOTAL                                         510,633
                  CABLE TELEVISION-0.6%
        460,000   Continental Cablevision,
                  Sr. Deb., 9.5%, 8/1/2013                      538,844
      1,000,000   TKR Cable Inc., Deb.,
                  10.5%, 10/30/2007                           1,076,090
                  TOTAL                                       1,614,934
                  CHEMICALS & PLASTIC-0.2%
        500,000 2 Bayer Corp., Deb., 6.5%, 10/1/2002            504,420
                  EDUCATION-0.2%
        500,000   Boston University, 7.625%, 7/15/2097          508,585
                  ELECTRONICS-0.3%
        700,000 1 Anixter Intl., Inc.,
                  Company Guarantee, 8%, 9/15/2003              716,436
                  FINANCE-RETAIL-0.2%
        550,000   Sears, Roebuck & Co.,
                  Medium Term Note, 7.32%, 4/24/2000            557,051
PRINCIPAL                                                     VALUE IN
AMOUNT                                                    U.S. DOLLARS
                  BONDS-continued
                  INVESTMENT GRADE BONDS-continued
                  FINANCIAL INTERMEDIARIES-0.7%
  $     450,000   DLJ, Note, 6.875%, 11/1/2005             $    448,164
        450,000   Green Tree Financial Corp., Sr. Sub.
                  Note, 10.25%, 6/1/2002                        484,925
        250,000   Lehman Brothers Holdings, Inc., Note,
                  6.9%, 1/29/2001                               252,050
        300,000   Lehman Brothers Holdings, Bond, 6.20%,
                  1/15/2002                                     296,280
        300,000   Lehman Brothers, Inc.,
                  Sr. Sub. Note, 7.375%, 1/15/2007              300,396
        150,000   Salomon, Inc., Note, 7.2%, 2/1/2004           153,905
                  TOTAL                                       1,935,720
                  FOREST PRODUCTS-0.2%
        450,000   Quno Corp., Sr. Note, 9.125%, 5/15/2005       477,662
                  GOVERNMENT AGENCY-0.3%
        840,000   TVA 11/15/2029                                858,505
                  HEALTHCARE-0.1%
        400,000   COL HCA Healthcare Corp,
                  Sr. Note, 6.41%, 6/15/2000                    395,636
                  INSURANCE-0.6%
        225,000   Conseco, Inc., Sr. Note,
                  10.5%, 12/15/2004                             253,703
        300,000   NAC Re Corp, Note, 8.00%, 6/15/1999           300,402
        450,000   Provident Cos., Inc.,
                  Bond, 7.405%, 3/15/2038                       425,079
        100,000   SUSA Partnership, L.P.,
                  Deb., 7.50%, 12/1/2027                         89,380
        250,000   Sunamerica Inc, Medium
                  Term Note, 7.34%, 8/30/2005                   261,143
        250,000 2 USF&G Cap, 8.312%, 7/1/2046                   263,825
                  TOTAL                                       1,593,532
                  LEISURE & ENTERTAINMENT-0.2%
        500,000   Viacom, Inc., Sr. Note,
                  7.75%, 6/1/2005                               520,455
                  METALS & MINING-0.2%
        275,000   Barrick Gold Corp.,
                  Deb., 7.5%, 5/1/2007                          283,198
        250,000   Santa Fe Pacific Gold,
                  Note, 8.375%, 7/01/2005                       251,658
                  TOTAL                                         534,856
                  OIL & GAS-0.2%
        500,000   Occidental Petroleum
                  Corp., Note, 8.50%, 9/15/2004                 504,410
                  PHARMACEUTICAL-0.2%
        550,000   American Home Products
                  Corp., Note, 7.7%, 2/15/2000                  558,910
PRINCIPAL
AMOUNT OR
FOREIGN
CURRENCY                                                      VALUE IN
PAR AMOUNT                                                U.S. DOLLARS
                  BONDS-continued
                  INVESTMENT GRADE BONDS-continued
                  RETAILERS-0.2%
  $     400,000   Harcourt General, Sr.
                  Deb., 7.20%, 8/1/2027                    $    373,648
        105,000   Sears Roebuck
                  Acceptance, Medium Term
                  Note, 6.56%, 9/05/2000                        105,820
                  TOTAL                                         479,468
                  SERVICES-0.2%
        450,000   Service Corp. Int'l.,
                  Note, 6.5%, 3/15/2008                         423,257
                  SOVEREIGN-0.6%
        500,000   Export-Import Bank
                  Korea, Note, 6.5%, 5/15/2000                  496,052
       535,000    Republic of Colombia,
                  Note, 7.25%, 2/15/2003                        460,769
        530,000   Republic of South
                  Africa, Global Bond
                  Deb., 9.625%, 12/15/1999                      539,323
                  TOTAL                                       1,496,144
                  SURFACE TRANSPORTATION-0.2%
        500,000   Trans Ocean Container Corp.,
                  Sr. Sub. Note, 12.25%, 7/1/2004               535,565
                  TECHNOLOGY SERVICES-0.3%
        500,000   Dell Computer Corp., Deb., 7.1%,
                  4/15/2028                                     483,240
          1,820   Microsoft Corp., Conv.
                  Pfd., Series A, $2.196                        181,090
        100,000   Paramount Comm. Inc, Sr.
                  Deb., 8.25%, 8/1/2022                         103,811
                  TOTAL                                         768,141
                  TELECOMMUNICATIONS &
                  CELLULAR-0.3%
        800,000   BellSouth Telecommunications,
                  Note, 6%, 6/15/2002                           798,416
                  TOTAL INVESTMENT GRADE BONDS               20,113,371
                  HIGH YIELD BONDS-4.7% 4
      1,350,264   The High Yield Bond Portfolio              12,476,438
                  FOREIGN BONDS-4.1%
                  AUSTRALIAN DOLLAR-0.2%
        340,000   Queensland, State of,
                  8%, 9/14/2007                                 244,825
        213,000   Queensland, State of,
                  Deb., 10.5%, 5/15/2003                        161,306
        310,000   West Australia, State
                  of, Local Gov't.
                  Guarantee, 8%, 7/15/2003                      217,087
                  TOTAL                                         623,218
FOREIGN
CURRENCY                                                      VALUE IN
PAR AMOUNT                                                U.S. DOLLARS
                  BONDS-continued
                  FOREIGN BONDS-continued
                  AUSTRIAN SCHILLING-0.4%
        403,335   Republic of Austria,
                  Deb., 7.625%, 10/18/2004                 $    500,998
        915,000   Republic of Austria,
                  Unsub., 6.5%, 1/10/2024                       571,846
                  TOTAL                                       1,072,844
                  BELGIAN FRANC-0.0%
         63,708   Belgian, Govt., 6.5%, 3/31/2005                76,016
                  CANADIAN DOLLAR-0.3%
        569,000   Canadian Government,
                  Deb., 6.50%, 6/1/2004                         404,193
        400,000   Ontario Hydro, 9.00%, 6/24/2002               298,479
                  TOTAL                                         702,672
                  CZECH KORUNA-0.1%
      5,750,000   Konsolidacni BKA, Foreign Gov't.
                  Guarantee, 10.875%, 4/15/2004                 179,688
                  DANISH KRONE-0.1%
      1,200,000   Denmark, 8%, 5/15/2003                        194,680
                  DEUTSCHE MARK-0.4%
        132,935   Depfa-Bank, 5.5%, 1/15/2013                   148,798
        410,567   Germany, Government of,
                  Deb., 6.25%, 1/04/2024                        497,697
        255,645   KFW International
                  Finance, Bank Guarantee,
                  6.75%, 6/20/2005                              308,724
                  TOTAL                                         955,219
                  FRANCE FRANC-0.1%
        245,138   France, Government of,
                  8.5%, 10/25/2019                              370,429
                  GREEK DRACHMA-0.3%
    181,800,000   Greece, Government of,
                  Floating Rate Note,
                  10/23/2003                                    606,748
     23,000,000   Hellenic Republic, 11/26/2003                  76,466
                  TOTAL                                         683,214
                  HUNGARIAN FORINT-0.1%
     25,000,000   Hungary, Govt., Bond,
                  14%, 12/12/2002                               107,340
     50,000,000   Hungary, Govt., Series
                  HUNG, 9.5%, 2/12/2009                         205,069
                  TOTAL                                         312,409
                  IRISH POUND-0.2%
        450,757   Ireland, Government of,
                  Deb., 9%, 9/01/2006                           619,942
FOREIGN
CURRENCY                                                      VALUE IN
PAR AMOUNT                                                U.S. DOLLARS
                  BONDS-continued
                  FOREIGN BONDS-continued
                  ITALIAN LIRA-0.3%
        632,658   Italy, Government of,
                  9.5%, 1/01/2005                          $    849,033
                  NETHERLANDS GUILDER-0.2%
        220,000   Baden Wurt L-Finance NV,
                  Bank Guarantee, 6%, 1/25/2006                 129,969
        285,000   Bank Ned Gemeenten,
                  Bond, 6.375%, 1/4/2006                        152,578
        400,000   Bank Ned Gemeenten,
                  Bond, 7.75%, 12/20/2004                       226,125
        136,134   Netherlands, Government
                  of, 6%, 1/15/2006                             160,085
                  TOTAL                                         668,757
                  NEW ZEALAND DOLLAR-0.0%
        205,000   New Zealand, Government
                  of, 8%, 2/15/2001                             115,198
                  NORWEGIAN KRONE-0.2%
        730,000   Norwegian, Government,
                  5.5%, 5/15/2009                                95,264
      1,620,000   Norwegian, Government,
                  Bond, 7%, 5/31/2001                           212,064
      1,215,000   Norway, Government of,
                  Foreign Gov't. Guarantee, 5.75%,
                  11/30/2004                                    158,402
                  TOTAL                                         465,730
                  POLISH ZLOTY-0.2%
      1,460,000   Poland, Govt., Bond,
                  12%, 10/12/2003                               381,587
        730,000   Poland, Govt., Bond,
                  Series 5Y, 12%, 2/12/2003                     186,303
                  TOTAL                                         567,890
                  SPANISH PESETA-0.5%
        240,404   Spanish Government, 10%, 2/28/2005            333,205
        781,315   Spanish Government, 6.15%, 1/31/2013          928,528
                  TOTAL                                       1,261,733
                  SWEDISH KRONE-0.1%
        700,000   Swedish Government,
                  Deb., 13%, 6/15/2001                           96,462
        800,000   Swedish Government,
                  Deb., 9%, 4/20/2009                           125,049
                  TOTAL                                         221,511
FOREIGN
CURRENCY                                                      VALUE IN
PAR AMOUNT                                                U.S. DOLLARS
                  BONDS-continued
                  FOREIGN BONDS-continued
                  UNITED KINGDOM POUND-0.4%
        366,000   British Gas PPLC, 8.875%, 7/8/2008       $    698,480
        145,000   U.K. Treasury, Deb.,
                  8.5%, 12/07/2005                              276,143
                  TOTAL                                         974,623
                  TOTAL FOREIGN BONDS                        10,914,806
                  TOTAL BONDS (IDENTIFIED
                  COST $95,675,134)                          89,474,830
                  TOTAL INVESTMENTS
                  (IDENTIFIED COST $229,600,320) 5         $258,853,983


1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. As of May 31, 1999, these securities amounted to $1,607,948 which represents 0.60% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of portfolio. The investments in the repurchase agreement are through participation in joint accounts with other Federated funds.

4 The High Yield Portfolio is a diversified portfolio of below investment grade bonds.

5 The cost of investments for federal tax purposes amounts to $229,600,320. The net unrealized appreciation of investments on a federal tax basis amounts to $29,253,663 which is comprised of $35,618,153 appreciation and $6,364,490 depreciation as of May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($266,246,014) as of May 31, 1999.

The following acronyms are used throughout this portfolio:


ADR   -American Depository Receipt
COL   -Collateralized
MBIA  -Municipal Bond Investors Assurance
PLC   -Public Limited Company
SA    -Support Agreement
SPA   -Standby Purchase Agreement
TRANs -Tax and Revenue Anticipation Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$229,600,320)                               $ 258,853,983
Cash                                                7,920
Cash denominated in
foreign currency
(identified cost
$5,094,782)                                     5,042,480
Income receivable                               1,452,138
Receivable for
investments sold                                  480,483
Receivable for shares
sold                                              161,001
Receivable for daily
variation margin                                  419,250
TOTAL ASSETS                                  266,417,255
LIABILITIES:
Payable for investments
purchased                     $  44,692
Payable for shares
redeemed                          5,013
Income distribution
payable                           2,802
Payable for taxes
withheld                         17,485
Accrued expenses                101,249
TOTAL LIABILITIES                                 171,241
Net assets for
20,437,162 shares
outstanding                                 $ 266,246,014
NET ASSETS CONSIST OF:
Paid in capital                             $ 229,512,275
Net unrealized
appreciation of
investments, translation
of assets and
liabilities in foreign
currency and futures
contracts                                      30,205,488
Accumulated net realized
gain on investments,
foreign currency
transactions and futures
contracts                                       5,494,044
Undistributed net
investment income                               1,034,207
TOTAL NET ASSETS                            $ 266,246,014
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER
SHARE
INSTITUTIONAL SHARES:
$175,184,779 /
13,432,447 shares
outstanding                                        $13.04
SELECT SHARES:
$91,061,235 / 7,004,715
shares outstanding                                 $13.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Dividends (net of
foreign taxes withheld
of $34,472)                                                      $  1,884,110
Interest (net of dollar
roll expense of $6,887)
(net of foreign taxes
withheld of $797)                                                   3,171,400
TOTAL INCOME                                                        5,055,510
EXPENSES:
Investment advisory fee                        $   997,912
Administrative personnel
and services fee                                   100,323
Custodian fees                                      42,171
Transfer and dividend
disbursing agent fees
and expenses                                        71,675
Directors'/Trustees'
fees                                                   915
Auditing fees                                        9,264
Legal fees                                           3,517
Portfolio accounting
fees                                                38,904
Distribution services
fee-Select Shares                                  338,365
Shareholder services
fee-Institutional Shares                           219,849
Shareholder services
fee-Select Shares                                  112,788
Share registration costs                            24,637
Printing and postage                                32,088
Insurance premiums                                     665
Miscellaneous                                       30,321
TOTAL EXPENSES                                   2,023,394
WAIVERS:
Waiver of distribution
services fee-Select
Shares                        $ (112,788)
Waiver of shareholder
services fee-
Institutional Shares            (175,879)
TOTAL WAIVERS                                     (288,667)
Net expenses                                                        1,734,727
Net investment income                                               3,320,783
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS,
FOREIGN CURRENCY AND
FUTURES CONTRACTS:
Net realized gain on
investments and foreign
currency transactions                                               8,204,811
Net change in unrealized
appreciation
(depreciation) of
investments, translation
of assets and
liabilities in foreign
currency and
futures contracts                                                   2,166,821
Net realized and
unrealized gain on
investments,
foreign currency and
futures contracts                                                  10,371,632
Change in net assets
resulting from
operations                                                       $ 13,692,415


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                  SIX MONTHS
                                       ENDED                 YEAR
                                 (unaudited)                ENDED
                                     MAY 31,         NOVEMBER 30,
                                        1999                 1998
INCREASE (DECREASE) IN
NET ASSETS
OPERATIONS:
Net investment income          $   3,320,783       $    6,133,893
Net realized gain (loss)
on investments, foreign
currency transactions
and futures contracts
($8,204,811 and
$12,048,850,
respectively, as
computed for federal tax
purposes)                          8,204,811            9,323,284
Net change in unrealized
appreciation of
investments, translation
of assets and
liabilities in foreign
currency and futures
contracts                          2,166,821            8,589,516
CHANGE IN NET ASSETS
RESULTING FROM
OPERATIONS                        13,692,415           24,046,693
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares              (2,354,844)          (4,424,186)
Select Shares                       (905,065)          (1,540,266)
Distributions from net
realized gains on
investments, foreign
currency transactions
and futures contracts
Institutional Shares              (7,963,532)         (10,981,749)
Select Shares                     (4,086,575)          (4,961,147)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                  (15,310,016)         (21,907,348)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            49,417,249           95,503,988
Net asset value of shares
issued to shareholders
in payment of
distributions declared            12,190,023           17,037,904
Cost of shares redeemed          (55,845,490)         (88,843,876)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                       5,761,782           23,698,016
Change in net assets               4,144,181           25,837,361
NET ASSETS:
Beginning of period              262,101,833          236,264,472
End of period (including
undistributed net
investment income of
$1,034,207 and $973,333,
respectively)                  $ 266,246,014       $  262,101,833


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              SIX MONTHS
                                   ENDED
                             (unaudited)
                                 MAY 31,                   YEAR ENDED NOVEMBER 30,
                                    1999          1998         1997         1996        1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD               $13.15        $13.10       $12.23       $11.52      $ 9.82      $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income               0.18          0.35         0.38         0.41        0.40        0.20
Net realized and
unrealized gain (loss)
on investments, foreign
currency transactions
and futures contracts               0.49          0.92         1.19         0.97        1.70       (0.26)
TOTAL FROM
INVESTMENT OPERATIONS               0.67          1.27         1.57         1.38        2.10       (0.06)
LESS DISTRIBUTIONS:
Distributions from net
investment income                  (0.18)        (0.34)       (0.40)       (0.44)      (0.40)      (0.12)
Distributions from net
realized gain on
investments, foreign
currency transactions
and futures contracts              (0.60)        (0.88)       (0.30)       (0.23)          -           -
TOTAL DISTRIBUTIONS                (0.78)        (1.22)       (0.70)       (0.67)      (0.40)      (0.12)
NET ASSET VALUE, END OF
PERIOD                            $13.04        $13.15       $13.10       $12.23      $11.52      $ 9.82
TOTAL RETURN 2                      5.40%        10.56%       13.39%       12.54%      21.79%      (0.59%)

RATIOS TO AVERAGE NET
ASSETS:
Expense 3                           1.27% 4       1.27%        1.31%        1.45%       1.76%       1.79% 4
Net investment Income 3             2.53% 4       2.47%        2.81%        3.37%       3.53%       3.38% 4
Expenses (after waivers)            1.07% 4       1.07%        1.05%        1.05%       1.00%       0.89% 4
Net investment income
(after waivers)                     2.73% 4       2.67%        3.07%        3.77%       4.29%       4.28% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                   $175,185      $173,514     $163,519     $136,255     $68,313     $28,973
Portfolio turnover                    60%          111%         136%          95%        106%         71%


1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              SIX MONTHS
                                   ENDED
                             (unaudited)
                                 MAY 31,                  YEAR ENDED NOVEMBER 30,
                                    1999         1998        1997        1996        1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD               $13.11       $13.06      $12.20      $11.50      $ 9.81     $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income               0.13         0.26        0.30        0.36        0.23       0.15
Net realized and
unrealized gain (loss)
on investments and
foreign currency                    0.49         0.92        1.18        0.94        1.79      (0.24)
TOTAL FROM
INVESTMENT OPERATIONS               0.62         1.18        1.48        1.30        2.02      (0.09)
LESS DISTRIBUTIONS:
Distributions from net
investment income                  (0.13)       (0.25)      (0.32)      (0.37)      (0.33)     (0.10)
Distributions from net
realized gain
on investments and
foreign
currency transactions              (0.60)       (0.88)      (0.30)      (0.23)          -          -
TOTAL DISTRIBUTIONS                (0.73)       (1.13)      (0.62)      (0.60)      (0.33)     (0.10)
NET ASSET VALUE, END OF
PERIOD                            $13.00       $13.11      $13.06      $12.20      $11.50     $ 9.81
TOTAL RETURN 2                      5.05%        9.80%      12.56%      11.75%      20.95%     (0.90%)

RATIOS TO AVERAGE NET
ASSETS:
Expense 3                           2.02% 4      2.02%       2.06%       2.20%       2.51%      2.85% 4
Net investment income 3             1.78% 4      1.75%       2.06%       2.61%       2.72%      2.38% 4
Expenses (after waivers)            1.77% 4      1.77%       1.75%       1.75%       1.75%      1.70% 4
Net investment income
(after waivers)                     2.03% 4      2.00%       2.37%       3.06%       3.48%      3.53% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $91,061      $88,588     $72,746     $60,208     $27,358     $2,952
Portfolio turnover                    60%         111%        136%         95%        106%        71%


1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 business (start of business) to May 24, 1994 the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select
Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended May 31, 1999, the Fund had realized gains of $4,235,698 on futures contracts. As of May 31, 1999, the Fund had the following outstanding futures contracts:



                                                                            UNREALIZED
                  CONTRACTS TO                          NET NOTIONAL      APPRECIATION
EXPIRATION DATE   DELIVER/RECEIVE            POSITION         AMOUNT    (DEPRECIATION)
June 1999         66 S&P 500 Index Futures   Long        $14,548,050       $1,232,550
June 1999         69 S&P 500 Index Futures   Long         22,376,700         (206,925)
                                                                           $1,025,625


FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. There were no outstanding forward foreign currency contracts as of May 31, 1999.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held as of May 31, 1999 is as follows:



                       ACQUISITION                ACQUISITION
SECURITY               DATE                              COST
Bayer Corp.            5/21/1996-07/1/1997           $493,905
Den Danske Bank        1/7/1998                       347,266
Norwich Union          10/20/1998                     180,965
Swedbank               1/7/1998                       344,642
USF&G Cap              7/3/1997                       250,000


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



                                   SIX MONTHS ENDED                      YEAR ENDED
                                     MAY 31, 1999                     NOVEMBER 30,1998
INSTITUTIONAL SHARES:         SHARES             AMOUNT          SHARES            AMOUNT
Shares sold                  2,843,282       $  37,035,237      5,057,393       $  64,381,325
Shares issued to
shareholders in payment
of distributions
declared                       601,885           7,517,902        901,670          11,036,443
Shares redeemed             (3,212,566)        (41,808,778)    (5,245,337)        (66,680,577)
NET CHANGE RESULTING
FROM INSTITUTIONAL SHARE
TRANSACTIONS                   232,601       $   2,744,361        713,726       $   8,737,191

                                  SIX MONTHS ENDED                      YEAR ENDED
                                     MAY 31, 1999                     NOVEMBER 30,1998
SELECT SHARES:                SHARES             AMOUNT           SHARES             AMOUNT
Shares sold                    953,106       $  12,382,012      2,438,806       $  31,122,663
Shares issued to
shareholders in payment
of distributions
declared                       375,042           4,672,122        491,916           6,001,461
Shares redeemed             (1,082,874)        (14,036,713)    (1,742,294)        (22,163,299)
NET CHANGE RESULTING
FROM SELECT
SHARE TRANSACTIONS             245,274       $   3,017,421      1,188,428       $  14,960,825
NET CHANGE RESULTING
FROM SHARE TRANSACTIONS        477,875       $   5,761,782      1,902,154       $  23,698,016


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company (formerly Federated Management), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of Select Shares average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ, maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $88,474 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:



Purchases   $149,381,549
Sales       $154,491,249


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

On May 19, 1999, the Trust's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, dismissed Arthur Andersen ("AA") as the Trust's independent auditors. During the six-month reporting period ended May 31, 1999 (the "Period"): (i) AA did not issue any report on the Trust's financial statements; (ii) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such period; and (iii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Trust, by action of its Board of Trustees, engaged Deloitte & Touche LLP ("D&T") as the independent auditors for purposes of auditing the Trust's financial statements for the fiscal year ending November 30, 1999. During the Period, neither the Trust, nor anyone on the Trust's behalf has consulted D&T on items which (i) concerned the application of the accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item
304).

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

GLEN R. JOHNSON

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

RICHARD B. FISHER

Vice President

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated
 World-Class Investment Manager
 SEMI-ANNUAL REPORT

Federated Managed Growth Fund

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

MAY 31, 1999

 [Graphic]
 Federated
 Federated Managed Growth Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 56166K503

Cusip 56166K602

G00515-01 (7/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Managed Growth and Income Fund for the six-month reporting period from December 1, 1998 through May 31, 1999. Included in this report is our investment review, followed by a complete listing of the fund's holdings, financial statements and highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 44% of the fund's $239.8-million portfolio was invested in stocks (large-company value; large-company growth; utility; foreign; and future contract collateral), while 54.3% was invested in bonds (U.S. Treasury and government; U.S. Treasury agreements; mortgage-backed; investment grade; high yield; foreign; and a repurchase agreement). 1

During the first half of the fund's fiscal year, Institutional Shares delivered a total return of 3.46% 2 through dividends totaling $0.23 per share, and capital gains totaling $0.47 per share. Select Shares produced a total return of 3.11%2 through dividends totaling $0.19 per share, and capital gains totaling $0.47 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Growth and Income Fund. As always, we invite your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
July 15, 1999

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost

Investment Review

PERFORMANCE FOR SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1999

The six-month reporting period ended May 31, 1999 was a generally favorable one for financial assets, and Federated Managed Growth and Income Fund participated in the advance. For the six-month reporting period ended
May 31, 1999, an investor in the Institutional Shares had a total return of 3.46%, 1 while an investor in the Select Shares had a total return of 3.11%.1 As usual, performance among asset classes showed wide variation. In the U.S., large company stocks continued to outperform small company stocks until April when returns for small company stocks improved in response to stronger economic growth. As has been the recent pattern, U.S. large company stocks also outperformed foreign stocks. Bonds performed poorly during the period as interest rates rose on concerns that stronger economic growth will bring higher inflation.

ASSET ALLOCATION AS OF MAY 31, 1999

Federated Managed Growth and Income Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as nine asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories as of May 31, 1999.

1 Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS

                                                  PERCENTAGE
                                                  AS OF
                                   PERMITTED      MAY 31,
ASSET CATEGORY                     RANGE          1999
BONDS 1                            50 - 70        54
U.S. Treasury Securities           0 - 56         18
Mortgage-Backed Securities         0 - 35         15
Investment Grade Corporate Bonds   0 - 35         13
High Yield Corporate Bonds         0 - 10          4
Foreign Bonds                      0 - 10          4

EQUITIES 1                         30 - 50        44
Large Company Stocks               22.5 - 37.5    28
Utility Stocks                     2.5 - 7.5       5
Foreign Stocks                     0 - 5           2


1 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1999 have been included under the appropriate equity asset category.

The U.S. has enjoyed eight years of economic expansion which has driven corporate profits strongly upward. The accompanying bull market in stocks has pushed stock prices up even faster than earnings. However, this favorable price movement in stocks has created a valuation problem for U.S. stocks. Relative to historical measures of value, U.S. stocks are richly priced. This implies that long-term returns from these price levels are likely to be moderate. Offsetting the valuation factors, the U.S. economy appears to be in solid shape with good growth and low inflation. Moreover, U.S. monetary policy appears supportive of further price gains in financial assets. Thus fund management moved equity exposure up during the period to above normal levels in response to this favorable near-term environment for equities.

STRUCTURE OF THE BOND PORTFOLIO

Within the range of four to six years, the fund's bond duration is set at
4.5 years. This duration is set at a somewhat below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore, a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds. Within the bond portfolio, bond categories were held near their normal positions after adjusting for the lower than normal bond allocation.

STRUCTURE OF THE EQUITY PORTFOLIO

Equity exposure was increased in the portfolio, primarily in the large company stock area. Other areas of the stock market such as utilities, small company stocks, and foreign stocks appear more reasonably valued than U.S. large company stocks. However, the economic cycle appears to favor large company stocks. This economic expansion has lasted eight years, substantially longer than the average U.S. economic expansion. In the late stages of economic expansions, interest rates usually rise, putting pressure on utility stocks, and investors usually begin to favor larger company stocks for their perceived stability of earnings. Finally a rising dollar creates a performance drag for U.S. investors in foreign stocks. Thus fund management held weights in the other equity asset classes near neutral levels despite their valuation advantages.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)

                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-44.4% 1
                   LARGE-COMPANY VALUE
                   STOCKS-14.8%
                   BASIC MATERIALS-0.8%
         4,200     Air Products & Chemicals, Inc.  $        172,200
         5,600     Alcoa, Inc.                              308,000
        20,475     Archer-Daniels-Midland Co.               307,125
         3,300     Dow Chemical Co.                         400,950
         4,800     Du Pont (E.I.) de Nemours &
                   Co.                                      314,100
         3,400     International Paper Co.                  170,000
         3,800     Martin Marietta Materials                230,375
                   TOTAL                                  1,902,750
                   CAPITAL GOODS-1.2%
         4,200     Caterpillar, Inc.                        230,475
         2,400     Cooper Industries, Inc.                  118,950
         2,200     Emerson Electric Co.                     140,525
         8,500     Ford Motor Co.                           485,031
         4,600     General Motors Corp.                     317,400
         8,200     Ingersoll-Rand Co.                       522,238
         7,600     Johnson Controls, Inc.                   479,275
         2,500     Northrop Grumman, Corp.                  168,750
         6,000     Parker-Hannifin Corp.                    262,125
         1,047     Tyco International, Ltd.                  91,482
                   TOTAL                                  2,816,251
                   COMMUNICATION SERVICES-2.4%
        20,665     AT&T Corp.                             1,146,907
         5,000     Ameritech Corp.                          329,062
        16,200     Bell Atlantic Corp.                      886,950
         9,800     BellSouth Corp.                          462,437
        10,200     GTE Corp.                                643,237
        12,078   2 MCI Worldcom, Inc.                     1,043,237
           600     MediaOne Group, Inc.                      44,325
         8,800     SBC Communications, Inc.                 449,900
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   LARGE-COMPANY VALUE
                   STOCKS-continued
                   COMMUNICATION SERVICES-
                   CONTINUED
         2,200     Sprint Corp. (FON Group)        $        248,050
        11,200     U.S. West, Inc.                          605,500
                   TOTAL                                  5,859,605
                   CONSUMER CYCLICALS-0.4%
         3,215   2 Delphi Auto Systems Corp.                 63,094
        16,300   2 K Mart Corp.                             250,613
         5,600     Limited, Inc.                            273,700
         2,550     May Department Stores Co.                110,447
         1,700     Penney (J.C.) Co., Inc.                   87,869
         3,100     Sears, Roebuck & Co.                     148,219
                   TOTAL                                    933,942
                   CONSUMER STAPLES-0.5%
           800     Anheuser-Busch Companies,
                   Inc.                                      58,450
         6,200     Kimberly-Clark Corp.                     363,863
         4,100   2 King World Productions,
                   Inc.                                     136,838
         7,200     RJR Nabisco Holdings Corp.               222,750
        11,800     UST, Inc.                                359,900
                   TOTAL                                  1,141,801
                   ENERGY-1.5%
         3,600     Atlantic Richfield Co.                   301,275
         6,600   2 BJ Services Co.                          181,912
         4,900     Chevron Corp.                            454,169
        15,700     Exxon Corp.                            1,254,037
         4,500     Mobil Corp.                              455,625
         9,200     Occidental Petroleum Corp.               194,350
         3,200     Phillips Petroleum Co.                   167,800
         6,100     Sunoco, Inc.                             185,669
         1,900     Texaco, Inc.                             124,450
        12,300     USX-Marathon Group                       368,231
                   TOTAL                                  3,687,518
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   LARGE-COMPANY VALUE
                   STOCKS-continued
                   FINANCIALS-4.6%
         1,300     Allmerica Financial Corp.       $         76,131
        12,704     Allstate Corp.                           462,902
         2,100     American General Corp.                   151,725
         8,363     American International
                   Group, Inc.                              955,995
         9,500     Bank One Corp.                           537,344
        12,134     Bank of America Corp.                    784,918
         3,300     BankBoston Corp.                         156,337
         2,625     Bear Stearns Cos., Inc.                  116,484
         9,000     CIGNA Corp.                              839,250
         5,100     Chase Manhattan Corp.                    369,750
        20,150     Citigroup, Inc.                        1,334,937
         7,800     Federal National Mortgage
                   Association                              530,400
        11,200     First Union Corp.                        515,900
         5,100     Fleet Financial Group,
                   Inc.                                     209,737
         5,700   2 Golden State Bancorp, Inc.               140,006
         2,800     Hartford Financial
                   Services Group, Inc.                     177,100
         4,500     KeyCorp                                  156,375
         2,900     Loews Corp.                              235,806
         4,100     MBIA, Inc.                               280,081
         8,550     Marsh & McLennan Cos., Inc.              622,013
         8,200     Mellon Bank Corp.                        292,638
         1,700     Merrill Lynch & Co., Inc.                142,800
         1,100     Morgan J.P. & Co., Inc.                  153,244
         6,000     Morgan Stanley, Dean
                   Witter, Discover & Co.                   579,000
         7,650     Old Republic International
                   Corp.                                    139,134
         2,800     PNC Bank Corp.                           160,300
         2,200     SunTrust Banks, Inc.                     148,500
         4,700     Torchmark Corp.                          156,863
         5,500     Washington Federal, Inc.                 123,750
         9,576     Washington Mutual, Inc.                  365,684
         5,000     Wells Fargo Co.                          200,000
                   TOTAL                                 11,115,104
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   LARGE-COMPANY VALUE
                   STOCKS-continued
                   HEALTH CARE-0.3%
        14,900     Pharmacia & Upjohn, Inc.        $        826,019
                   TECHNOLOGY-1.5%
         4,400   2 CBS Corp.                                183,700
         4,700     Eastman Kodak Co.                        317,837
         4,200     Electronic Data Systems
                   Corp.                                    236,250
         9,500     First Data Corp.                         426,906
         5,300     Hewlett-Packard Co.                      499,856
        12,600     International Business
                   Machines Corp.                         1,465,538
         2,500     Motorola, Inc.                           207,031
         5,300     Raytheon Co., Class A                    352,119
                   TOTAL                                  3,689,237
                   TRANSPORTATION-0.3%
         3,000   2 AMR Corp.                                195,188
         9,500     Burlington Northern Santa Fe             294,500
         1,600     FDX Corp.                                 88,100
         8,300     Ryder Systems, Inc.                      199,200
                   TOTAL                                    776,988
                   UTILITIES-1.3%
         3,500     Allegheny Energy, Inc.                   122,062
         5,900     CMS Energy Corp.                         274,350
         7,300     Coastal Corp.                            281,506
         5,850     Columbia Energy Group                    312,975
         3,100   4 Consolidated Edison Co.                  150,544
         4,500     Constellation Energy Group               140,344
         3,400     Dominion Resources, Inc.                 146,838
         8,500     Entergy Corp.                            275,719
        13,300     P G & E Corp.                            448,875
         8,000     Public Service Enterprises
                   Group, Inc.                              335,500
         8,500     Reliant Energy, Inc.                     259,250
         8,400     Southern Co.                             238,350
         5,600     Texas Utilities Co.                      252,000
                   TOTAL                                  3,238,313
                   TOTAL LARGE-CAP VALUE
                   STOCKS                                35,987,528
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   LARGE-COMPANY GROWTH
                   STOCKS-12.9%
                   BASIC MATERIALS-0.2%
         2,700     Bemis Co., Inc.                 $        101,925
         3,200     Hercules, Inc.                           111,800
         2,900     Monsanto Co.                             120,350
         1,900     PPG Industries, Inc.                     115,306
                   TOTAL                                    449,381
                   CAPITAL GOODS-1.4%
         4,400     Allied-Signal, Inc.                      255,475
         3,000     Avery Dennison Corp.                     179,625
         3,400     Crown Cork & Seal Co., Inc.              106,675
         4,400     Dover Corp.                              165,825
        17,900     General Electric Co.                   1,820,206
         2,900     Hillenbrand Industries, Inc.             121,619
         5,200     Miller Herman, Inc.                      104,975
         3,000   2 SCI Systems, Inc.                        124,500
         5,800     United Technologies Corp.                359,963
         4,810     Waste Management, Inc.                   254,329
                   TOTAL                                  3,493,192
                   COMMUNICATION SERVICES-0.3%
         2,100   2 AT&T Corp. - Liberty Media
                   Group, Inc., Class A                     139,519
         3,300   2 Airtouch Communications,
                   Inc.                                     331,650
         1,700   2 Chancellor Media Corp.,
                   Class A                                   86,381
         3,600     Comcast Corp., Class A                   138,600
         3,200     Cincinnati Bell, Inc.                     77,400
                   TOTAL                                    773,550
                   CONSUMER CYCLICALS-1.5%
         2,400   2 Abercrombie & Fitch Co.,
                   Class A                                  201,900
         3,400     Block (H&R), Inc.                        163,837
         1,600   2 Costco Cos., Inc.                        116,000
         2,700     Dayton-Hudson Corp.                      170,100
         2,900     Gannett Co., Inc.                        209,525
         2,850     Gap (The), Inc.                          178,303
         4,000     Harley Davidson, Inc.                    204,250
         9,500     Home Depot, Inc.                         540,313
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   LARGE-COMPANY GROWTH
                   STOCKS-continued
                   CONSUMER CYCLICALS-
                   CONTINUED
         2,900   2 Jones Apparel Group, Inc.       $         89,175
         2,400     Lowe's Cos., Inc.                        124,650
         6,400     Masco Corp.                              182,800
         1,900     Maytag Corp.                             134,069
         3,300     Nordstrom, Inc.                          117,150
         7,700     Service Corp.
                   International                            147,744
         4,050   2 Staples, Inc.                            116,438
         8,900     TJX Cos., Inc.                           267,000
        15,600     Wal-Mart Stores, Inc.                    664,950
                   TOTAL                                  3,628,204
                   CONSUMER STAPLES-2.4%
         2,600     Avon Products, Inc.                      128,537
         5,600     Campbell Soup Co.                        247,100
         1,200     Cardinal Health, Inc.                     72,450
        11,800     Coca-Cola Co.                            806,087
        14,100     Dial Corp.                               440,625
         7,200     Disney (Walt) Co.                        209,700
         3,500     Dole Food, Inc.                          107,406
         4,200     Gillette Co.                             214,200
         2,700     Heinz (H.J.) Co.                         130,444
         5,000     McDonald's Corp.                         192,500
         5,032     McKesson HBOC, Inc.                      171,403
         7,700     PepsiCo, Inc.                            275,756
        16,700     Philip Morris Cos., Inc.                 643,994
         7,600     Procter & Gamble Co.                     709,650
         3,500     Quaker Oats Co.                          231,219
         7,600   2 Safeway, Inc.                            353,400
         6,400     Sara Lee Corp.                           153,600
         3,300     Sysco Corp.                               97,969
         4,600   2 Tricon Global Restaurants, Inc.          267,950
         8,800   2 Viacom, Inc., Class A                    339,350
         1,000     Wrigley (Wm.), Jr. Co.                    87,063
                   TOTAL                                  5,880,403
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   LARGE-COMPANY GROWTH
                   STOCKS-continued
                   ENERGY-0.1%
         3,700     Halliburton Co.                 $        153,088
                   FINANCIALS-0.7%
         3,800     American Express Co.                     460,512
         4,182     Associates First Capital
                   Corp., Class A                           171,462
         3,600     Household International,
                   Inc.                                     156,150
        11,375     MBNA Corp.                               314,234
         1,900     MGIC Investment Corp.                     91,438
         4,950     Providian Financial Corp.                474,891
         1,800     U.S. Bancorp                              58,500
                   TOTAL                                  1,727,187
                   HEALTH CARE-2.3%
         7,100     Abbott Laboratories                      320,831
         4,100     American Home Products
                   Corp.                                    236,262
         4,400   2 Amgen, Inc.                              278,300
         1,500     Baxter International, Inc.                96,844
        16,700   2 Beverly Enterprises, Inc.                121,075
        12,000     Bristol-Myers Squibb Co.                 823,500
         6,800   2 Guidant Corp.                            340,000
         7,500   2 HEALTHSOUTH, Corp.                       100,313
         6,500     Johnson & Johnson                        602,063
         4,000     Lilly (Eli) & Co.                        285,750
        14,400     Merck & Co., Inc.                        972,000
         4,500     Pfizer, Inc.                             481,500
         8,800     Schering Plough Corp.                    396,550
         2,700     United Healthcare Corp.                  157,275
         4,400   2 Universal Health Services,
                   Inc., Class B                            219,450
         3,700     Warner-Lambert Co.                       229,400
                   TOTAL                                  5,661,113
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   LARGE-COMPANY GROWTH
                   STOCKS-continued
                   TECHNOLOGY-4.0%
         6,800   2 America Online, Inc.            $        811,750
         4,300   2 Applied Materials, Inc.                  236,231
         1,800   2 Ascend Communications                    166,837
         4,400   2 BMC Software, Inc.                       217,525
         6,400   2 Cadence Design Systems,
                   Inc.                                      82,400
         9,900   2 Cisco Systems, Inc.                    1,079,100
         3,200   2 Compuware Corp.                           99,400
         3,200     Convergys Corp.                           56,400
        10,000   2 Dell Computer Corp.                      344,375
         6,300   2 EMC Corp. Mass                           627,637
         1,600   2 Gateway 2000, Inc.                        97,300
        17,400     Intel Corp.                              940,688
         2,700   2 Lexmark Intl. Group, Class A             367,538
        16,000     Lucent Technologies, Inc.                910,000
        23,600   2 Microsoft Corp.                        1,904,225
         7,350   2 Oracle Corp.                             182,372
         2,300   2 PanAmSat Corp.                            74,750
         5,100   2 Seagate Technology, Inc.                 153,956
         7,600   2 Sun Microsystems, Inc.                   454,100
         7,400   2 Tellabs, Inc.                            432,900
         3,800     Xerox Corp.                              213,513
         1,200   2 Yahoo, Inc.                              177,600
                   TOTAL                                  9,630,597
                   TOTAL LARGE-COMPANY GROWTH
                   STOCKS                                31,396,715
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   UTILITY STOCKS-5.6%
                   ELECTRICAL UTILITIES:
                   CENTRAL-0.5%
         7,000     Ameren Corp.                    $        286,563
        12,000     Central & SouthWest Corp.                309,000
        11,400     Unicom Corp.                             482,363
                   TOTAL                                  1,077,926
                   ELECTRICAL UTILITIES:
                   EAST-0.7%
        11,500  4  Consolidated Edison Co.                  558,468
         7,400     GPU, Inc.                                322,362
         9,200     Peco Energy Co.                          450,225
        11,300     Public Service Enterprises
                   Group, Inc.                              473,894
                   TOTAL                                  1,804,949
                   ELECTRICAL UTILITIES:
                   SOUTH-1.9%
         8,400     Carolina Power & Light Co.               367,500
         9,200     Dominion Resources, Inc.                 397,324
        16,600     Duke Energy Corp.                      1,001,187
        17,600     Edison International                     484,000
        13,400     Entergy Corp.                            434,662
         8,900     FPL Group, Inc.                          517,869
        29,300     Southern Co.                             831,387
        11,500     Texas Utilities Co.                      517,500
                   TOTAL                                  4,551,429
                   ELECTRICAL UTILITIES:
                   WEST-1.0%
        10,100     American Electric Power
                   Co., Inc.                                438,087
        13,100     Coastal Corp.                            505,169
        11,500   2 FirstEnergy Corp.                        365,844
        17,100     P G & E Corp.                            577,125
        15,700     Pacificorp                               285,544
        13,400     Sempra Energy                            288,100
                   TOTAL                                  2,459,869
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   UTILITY STOCKS-continued
                   NATURAL GAS DISTRIBUTION-0.1%
         5,600     Consolidated Natural Gas Co.    $        332,850
                   OIL/GAS TRANSMISSION-0.9%
        15,400     Enron Corp.                            1,099,175
        19,500     Williams Companies, Inc.               1,010,344
                   TOTAL                                  2,109,519
                   ENERGY-0.5%
         8,100   2 AES Corp.                                402,975
         8,100     DTE Energy Co.                           352,856
        13,200     Reliant Energy, Inc.                     402,600
                   TOTAL                                  1,158,431
                   TOTAL UTILITY STOCKS                  13,494,973
                   FOREIGN EQUITY-2.3%
                   AUSTRALIA-0.1%
        20,450   2 AAPT Ltd.                                 73,963
       112,680     One Tel Ltd.                              78,713
                   TOTAL                                    152,676
                   BELGIUM-0.0%
           900     Global TeleSystems Group,
                   Inc.                                      68,400
                   FINLAND-0.1%
         6,600     Merita A (unitas A)                       39,081
         3,000     Metra OY, Class B                         66,772
           840     Nokia Oyj                                 59,723
         1,700     Sampo Insurance Co. Ltd.,
                   Class A                                   51,395
                   TOTAL                                    216,971
                   FRANCE-0.3%
           821     Axa                                       94,576
           300     Cap Gemini SA                             43,191
           620     Compagnie Financiere de
                   Paribas, Class A                          67,220
         1,050     Dassault Systemes SA                      34,448
           310     Elf Aquitaine SA                          44,857
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   FOREIGN EQUITY-continued
                   FRANCE-CONTINUED
        30,500   2 Eurotunnel (Paris)              $         46,740
         1,000     Pechiney Ord A                            38,739
         2,400   2 Sanofi Synthelabo SA                     101,081
           600     Societe BIC SA                            34,434
           300     Societe Generale, Paris                   54,481
           220     Suez Lyonnaise des Eaux                   36,444
           780     Vivendi (Rights, Expiring
                   6/30/1999)                                   813
           780     Vivendi                                   57,734
                   TOTAL                                    654,758
                   GERMANY, FEDERAL REPUBLIC
                   OF-0.1%
           150     Bayerische Motoren Werke AG               96,014
           460     DePfa Deutsche
                   Pfandbriefbank AG                         39,803
         1,000     Deutsche Bank, AG                         52,125
         1,100     Mannesmann AG                            150,224
                   TOTAL                                    338,166
                   HONG KONG-0.1%
       104,000     Cafe De Coral Holdings                    31,180
       105,200     China Everbright Limited                  56,298
       160,000     China Foods Holdings Ltd.                 36,106
        98,000     Sino Land Co.                             52,760
        18,500     Smartone
                   Telecommunications                        57,374
                   TOTAL                                    233,718
                   IRELAND-0.0%
           600     Esat Telecom Group PLC, ADR               22,200
                   ITALY-0.2%
         7,500     Arn Mondadori Edit                       130,182
         2,200     Assicurazioni Generali                    78,208
        18,818     Banca Intesa SPA                          95,735
         7,700     Mediolanum SPA                            52,418
         1,900     Rolo Banca 1473 SPA                       44,864
         5,100     SAI SPA                                   57,155
         6,650     Telecom Italia Mobile                     39,100
                   TOTAL                                    497,662
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   FOREIGN EQUITY-continued
                   JAPAN-0.4%
        11,000     Asahi Chemical Industry
                   Co. Ltd.                        $         59,700
         3,200     Capcom Co., Ltd.                          49,243
         9,000     Casio Computer Co.                        61,579
         9,000     Chugai Pharmaceutical Co.,
                   Ltd.                                     101,564
         1,500     Circle K Japan Co. Ltd.                   61,057
         7,000     Fujitsu Ltd.                             116,985
           700     Hirose Electric Co                        60,114
         5,900     Minebea Co.                               58,673
         2,000     Mycal Card, Inc.                          67,676
           500     Nintendo Corp. Ltd.                       58,741
           100     Shokoh Fund & Co.                         55,928
           500     Softbank Corporation                      57,500
           400     Takefuji, Corp.                           35,244
         2,600     Tokyo Electric Power Co.                  56,681
        11,000     Toshiba Corp.                             67,982
         2,000     Yamada Denki                              83,230
                   TOTAL                                  1,051,897
                   KOREA, REPUBLIC OF-0.1%
         2,575     Samsung Securities Co.,
                   Ltd.                                     112,915
                   NETHERLANDS-0.1%
         1,200     ASM Lithography Holding N.V.              52,855
           300     Aegon N.V.                                24,238
           700     Equant N.V., ADR                          58,056
         1,050     Hoogovens (kon.)                          40,611
           870     ING Groep, N.V.                           46,482
         2,100     KPN N.V.                                 101,362
         1,050   2 Unique International N.V.                 23,972
                   TOTAL                                    347,576
                                                           VALUE IN
SHARES                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   FOREIGN EQUITY-continued
                   NORWAY-0.0%
         5,300   2 Storebrand ASA                  $         35,538
                   PORTUGAL-0.1%
         2,050     Banco Pinto & Sotto Mayor                 40,605
         2,700     Banco Portugues do
                   Atlantico                                 42,615
         1,100     Estabelecimentos Jeronimo
                   Martins & Filho SGPS, S.A.                39,230
         1,700   2 Seg Mundial Confianca                     48,879
                   TOTAL                                    171,329
                   SINGAPORE-0.1%
        42,600     Inchcape Motors Ltd.                      68,239
         6,800     Oversea-Chinese Banking
                   Corp. Ltd., Foreign Shares                53,279
                   TOTAL                                    121,518
                   SPAIN-0.1%
         2,400     Argentaria                                53,768
         1,010     Banco Popular Espanol SA                  73,810
         2,507     Banco Santander                           52,271
           480   2 Baron de Ley, SA                          16,513
         1,200     Telefonica SA                             57,521
            24     Telefonica SA                              1,150
                   TOTAL                                    255,033
                   SWEDEN-0.0%
         1,900     Kinnevik AB                                1,326
         1,900     Kinnevik AB, Class B                      39,555
         1,600     Telefonaktiebolaget LM
                   Ericsson                                  42,707
                   TOTAL                                     83,588
                   SWITZERLAND-0.1%
            13     Kudelski SA                               48,912
            35     Nestle SA                                 62,866
           170     UBS AG-Reg                                49,167
                   TOTAL                                    160,945
SHARES OR
PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS
                   STOCKS-continued 1
                   FOREIGN EQUITY-continued
                   THAILAND-0.0%
        59,000     National Finance and
                   Securities Co., Ltd.,
                   Foreign Shares                  $         34,191
                   UNITED KINGDOM-0.4%
         3,800   2 Allied Zurich PLC                         48,437
         3,864     BP Amoco PLC                              69,097
         4,207     Barclays PLC                             127,744
           109     British Aerospace PLC                        720
         3,000     British Telecommunication
                   PLC                                       49,705
         2,600     COLT Telecom Group PLC                    54,909
         3,400     Cable & Wireless                          41,841
         5,200   2 Cable & Wireless
                   Communications                            49,410
         3,449     Glaxo Wellcome PLC                        96,769
         5,400     Norwich Union PLC                         38,288
         3,555     Prudential Corp. PLC                      46,710
        10,000     Reed International PLC                    73,147
         5,454     Royal & Sun Alliance
                   Insurance Group PLC                       44,456
         5,000     Securicor PLC                             44,866
         3,965     Smithkline Beecham PLC                    51,621
         5,040     Vodafone Group PLC                        95,780
                   TOTAL                                    933,500
                   TOTAL FOREIGN EQUITY                   5,492,581
                   FUTURES CONTRACT
                   COLLATERAL-8.8% 1
  $ 21,450,000     United States Treasury
                   Bill, 6/17/1999                       21,416,753
                   TOTAL STOCKS (IDENTIFIED
                   COST $112,974,914)                   107,788,550
PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS
                   BONDS-54.3%
                   TREASURY AND GOVERNMENT
                   SECURITIES-18.4%
                   REPURCHASE AGREEMENT-3.8% 3
  $  9,215,000     Societe Generale, New
                   York, 4.800%, dated
                   5/28/1999, due 6/1/1999
                   (at amortized cost)             $      9,215,000
                   U.S. TREASURY AGREEMENTS-
                   14.6%
     1,100,000     United States Treasury
                   Bond, 7.250%, 5/15/2004                1,172,699
    10,495,000     United States Treasury
                   Bond, 8.125%, 5/15/2021               12,993,545
     2,000,000     United States Treasury
                   Note, 4.000%, 10/31/2000               1,965,320
     2,000,000     United States Treasury
                   Note, 5.625%, 5/15/2008                1,982,100
     4,300,000     United States Treasury
                   Note, 6.125%, 8/15/2007                4,389,483
     2,200,000     United States Treasury
                   Note, 6.500%, 10/15/2006               2,289,980
    10,200,000     United States Treasury
                   Note, 6.625%, 5/15/2007               10,729,584
                   TOTAL                                 35,522,711
                   TOTAL TREASURY AND
                   GOVERNMENT SECURITIES                 44,737,711
                   MORTGAGE-BACKED
                   SECURITIES-14.6%
     3,608,240     Federated Mortgage Core
                   Portfolio                             35,541,162
                   INVESTMENT GRADE BONDS-
                   13.1%
                   AEROSPACE & DEFENSE-0.3%
       350,000     McDonnell Douglas Finance,
                   Medium Term Note, 6.375%,
                   7/15/1999                                350,613
       250,000     McDonnell Douglas Finance,
                   Note, 9.40%, 10/15/2001                  253,325
                   TOTAL                                    603,938
                   AUTOMOBILE-0.6%
       750,000     Arvin Capital, 9.50%,
                   2/1/2027                                 784,995
       600,000     Dana Corp., Note, 7.00%,
                   3/15/2028                                561,960
                   TOTAL                                  1,346,955
                   BANKING-0.9%
       100,000     City National Bank, Sub.
                   Note, 6.375%, 1/15/2008                   96,122
       250,000     Crestar Financial Corp,
                   Sub. Note, 8.75%,
                   11/15/2004                               274,468
       400,000   4 Den Danske Bank, Note,
                   7.40% 6/15/2010                          412,456
       300,000     National Bank of Canada,
                   Sub. Note, 8.125%,
                   8/15/2004                                319,641
       285,000     PNC Funding Corp, Sub.
                   Note, 6.875%, 7/15/2007                  286,613
       400,000     Santander Finance
                   Issuances, Bank Guarantee,
                   7.875%, 4/15/2005                        419,620
       400,000   4 Swedbank, Sub., 11/29/2049               392,225
                   TOTAL                                  2,201,145
PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS
                   BONDS-continued
                   INVESTMENT GRADE BONDS-
                   continued
                   BEVERAGE AND TOBACCO-0.2%
 $     150,000     Philip Morris Cos., Inc.,
                   Deb., 6.00%, 7/15/2001          $        149,148
       350,000   4 Phillip Morris Cos., Inc.,
                   Deb., 9.25%, 2/15/2000                   358,491
                   TOTAL                                    507,639
                   CABLE TELEVISION-0.6%
       350,000     Continental Cablevision,
                   Sr. Note, 8.50%, 9/15/2001               366,765
     1,000,000     TKR Cable Inc., Deb.,
                   10.50%, 10/30/2007                     1,076,090
                   TOTAL                                  1,442,855
                   CHEMICALS AND PLASTICS-0.2%
       450,000   4 Bayer Corp., Deb., 6.50%,
                   10/1/2002                                453,978
                   ECOLOGICAL SERVICES &
                   EQUIPMENT-0.3%
       350,000   2 USA Waste Services, Inc.,
                   Note, 6.125%, 7/15/2001                  350,371
       275,000     Waste Management, Deb.,
                   8.75%, 5/1/2018                          293,873
                   TOTAL                                    644,244
                   EDUCATION-0.1%
       375,000     Boston University, 7.625%,
                   7/15/2097                                381,439
                   ELECTRONICS-0.4%
       700,000     Anixter Intl., Inc.,
                   Company Guarantee, 8.00%,
                   9/15/2003                                716,436
       300,000     Harris Corp., Deb.,
                   10.375%, 12/1/2018                       317,130
                   TOTAL                                  1,033,566
                   FINANCE - AUTOMOTIVE-0.3%
       700,000     Ford Motor Credit Corp.,
                   Unsub., 6.875%, 6/05/2001                702,577
                   FINANCE - RETAIL-0.1%
       150,000     Household Finance, Deb.,
                   6.45%, 2/1/2009                          145,338
                   FINANCE - INTERMEDIARIES-1.8%
     1,000,000     Bear Stearns Cos., Inc.,
                   Sr. Note, 6.75%, 5/1/2001              1,008,910
       400,000     DLJ, Note, 6.875%,
                   11/1/2005                                398,368
       350,000     GMAC, Medium Term Note,
                   7.50%, 5/25/2000                         356,066
       360,000   2 General Motors Acceptance,
                   Sr. Note, 5.75%,
                   11/10/2003                               351,220
       400,000     Green Tree Financial
                   Corp., Sr. Sub. Note,
                   10.25%, 6/1/2002                         431,044
       400,000   2 Lehman Brothers Hldgs.
                   Inc., Note, 6.90%,
                   1/29/2001                                403,280
       300,000     Lehman Brothers Holding,
                   Bond, 6.20%, 1/15/2002                   296,280
PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS
                   BONDS-continued
                   INVESTMENT GRADE BONDS-
                   continued
                   FINANCE - INTERMEDIARIES-
                   CONTINUED
 $     300,000     Lehman Brothers, Inc., Sr.
                   Sub. Note, 7.375%,
                   1/15/2007                       $        300,396
       505,000     Salomon, Inc., 7.00%,
                   5/15/2000                                511,434
       225,000     Salomon, Inc., Note,
                   7.20%, 2/1/2004                          230,857
                   TOTAL                                  4,287,855
                   FINANCIAL-0.1%
       337,312   4 World Financial, Pass Thru
                   Cert., Series 96 WFP-B,
                   6.91%, 9/1/2013                          339,314
                   FOREST PRODUCTS-0.3%
       650,000     Quno Corp., Sr. Note,
                   9.125%, 5/15/2005                        689,956
                   HEALTHCARE-0.2%
       600,000     Columbia/HCA Healthcare
                   Corp., Sr. Note, 6.41%,
                   6/15/2000                                593,454
                   INSURANCE-1.1%
       250,000   2 AFC Capital Trust I, Bond,
                   8.207%, 2/3/2027                         264,595
       350,000     Conseco, Inc., Sr. Note,
                   10.50%, 12/15/2004                       394,650
       350,000   2 NAC Re Corp., Note, 8.00%,
                   6/15/1999                                350,469
       600,000     Provident Cos., Inc.,
                   Bond, 7.405%, 3/15/2038                  566,772
       500,000   2 Republic New York Corp.,
                   Sub. Note, 7.75%,
                   5/15/2009                                532,185
       250,000     Sunamerica Inc, Medium
                   Term Note, 7.34%,
                   8/30/2005                                261,143
       250,000     USF&G Corp., Company
                   Guarantee, 8.47%,
                   1/10/2027                                256,990
                   TOTAL                                  2,626,804
                   LEISURE & ENTERTAINMENT-0.2%
       125,000     Paramount Comm Inc, Sr.
                   Deb., 8.25%, 8/1/2022                    129,764
       350,000     Viacom, Inc., Sr. Note,
                   7.75%, 6/1/2005                          364,319
                   TOTAL                                    494,083
                   METALS & MINING-0.3%
       400,000     Barrick Gold Corp., Deb.,
                   7.50%, 5/1/2007                          411,924
       450,000     Santa Fe Pacific Gold,
                   Note, 8.375%, 7/01/2005                  452,984
                   TOTAL                                    864,908
                   OIL & GAS-0.1%
       250,000     Occidental Petroleum
                   Corp., Note, 8.50%,
                   9/15/2004                                252,205
                   PHARMACEUTICAL-0.3%
       750,000     American Home Products
                   Corp., Note, 7.70%,
                   2/15/2000                                762,150
PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS
                   BONDS-continued
                   INVESTMENT GRADE BONDS-
                   continued
                   REAL ESTATE-0.3%
  $    800,000     SUSA Partnership, L.P.,
                   Deb., 7.50%, 12/1/2027          $        715,040
                   RETAILERS-1.3%
       450,000     Harcourt General, Sr.
                   Deb., 7.20%, 8/1/2027                    420,354
       400,000     May Department Stores,
                   Deb., 8.125%, 8/15/2035                  422,908
       250,000   2 PaineWebber Group, Inc.,
                   Medium Term Note, 6.34%,
                   2/15/2000                                250,715
       200,000     Sears Roebuck Acceptance,
                   Medium Term Note, 6.56%,
                   9/05/2000                                201,562
       750,000     Sears, Roebuck & Co.,
                   Medium Term Note, 7.32%,
                   4/24/2000                                759,615
     1,090,000     Shopko Stores, 8.50%,
                   3/15/2002                              1,134,156
                   TOTAL                                  3,189,310
                   SERVICES-1.3%
       800,000   2 BellSouth Telecommunicate,
                   Note, 6.00%, 6/15/2002                   798,416
       970,000     Raytheon Co., 5.70%,
                   11/01/2003                               943,044
       600,000     Service Corp. Int'l.,
                   Note, 6.50%, 3/15/2008                   564,342
        30,588     TCI Communications Inc.,
                   9.72%, Pfd., $2.43                       839,258
                   TOTAL                                  3,145,060
                   SOVEREIGN-0.1%
       400,000     Export-Import Bank Korea,
                   Note, 6.50%, 5/15/2000                   396,842
                   SOVEREIGN GOVERNMENT-0.6%
       400,000     Colombia, Government of,
                   Note, 7.25%, 2/15/2003                   344,500
       360,000     Quebec, Province of, Deb.,
                   9.125%, 8/22/2001                        379,111
       750,000     South Africa, Government
                   of, Global Bond Deb.,
                   9.625%, 12/15/1999                       763,193
                   TOTAL                                  1,486,804
                   SURFACE TRANSPORTATION-0.1%
       225,000     Trans Ocean Container
                   Corp., Sr. Sub. Note,
                   12.25%, 7/1/2004                         241,004
PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS
                   BONDS-continued
                   INVESTMENT GRADE BONDS-
                   continued
                   TECHNOLOGY SERVICES -0.6%
  $    500,000     Dell Computer Corp., Deb.,
                   7.10%, 4/15/2028                $        483,240
         9,728     Microsoft Corp., Conv.
                   Pfd., Series A, $2.196                   967,936
                   TOTAL                                  1,451,176
                   UTILITIES-0.4%
       250,000     Enersis S.A., Note, 7.40%,
                   12/1/2016                                222,018
       750,000     National Rural Utilities,
                   Medium Term Note, 5.75%,
                   12/01/2008                               705,390
                   TOTAL                                    927,408
                   TOTAL INVESTMENT GRADE
                   BONDS                                 31,927,047
                   HIGH YIELD BOND-4.1% 5
     1,084,182     The High Yield Bond
                   Portfolio                             10,017,845
                   FOREIGN BONDS-4.1%
                   AUSTRALIA-0.1%
       270,000     Queensland, State of,
                   8.00%, 9/14/2007                         194,419
       128,000     Queensland, State of,
                   Deb., 10.50%, 5/15/2003                   96,935
        25,000     West Australia, State of,
                   Local Gov't. Guarantee,
                   8.00%, 7/15/2003                          17,507
                   TOTAL                                    308,861
                   AUSTRIA-0.4%
       316,127     Austria, Government of,
                   Deb., 7.625%, 10/18/2004                 392,673
       730,000     Austria, Government of,
                   Unsub., 6.50%, 1/10/2024                 456,226
                   TOTAL                                    848,899
                   BELGIUM-0.1%
       148,736     Belgium, Government of,
                   7.75%, 10/15/2004                        186,301
        52,355     Belgium, Government of,
                   Bond, 6.50%, 3/31/2005                    62,543
                   TOTAL                                    248,844
                   CANADA-0.2%
       290,000     Canada, Government of,
                   Deb., 6.50%, 6/1/2004                    206,003
       375,000     Ontario Hydro, 9.00%,
                   6/24/2002                                279,824
                   TOTAL                                    485,827
PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS
                   BONDS-continued
                   FOREIGN BONDS-continued
                   CZECH REPUBLIC-0.2%
  $ 16,000,000     Konsolidacni BKA, Foreign
                   Gov't. Guarantee, 10.875%,
                   4/15/2004                       $        500,000
                   DENMARK-0.2%
     1,200,000     Denmark, Government of,
                   8.00%, 5/15/2003                         194,680
     1,844,000     Denmark, Government of,
                   Bullet, 8.00%, 3/15/2006                 315,482
                   TOTAL                                    510,162
                   FRANCE-0.1%
       191,463     France, Government of,
                   8.50%, 10/25/2019                        289,320
           500     France, Government of,
                   O.A.T., 7.50%, 4/25/2005                     628
                   TOTAL                                    289,948
                   GERMANY, FEDERAL REPUBLIC
                   OF-0.8%
       230,081     Depfa-Bank, 5.50%,
                   1/15/2013                                257,537
       174,861     Germany, Government of,
                   Deb., 6.25%, 1/04/2024                   211,970
       178,952     KFW International Finance,
                   Bank Guarantee, 6.75%,
                   6/20/2005                                216,108
       562,421     Treuhandanstalt, 7.75%,
                   10/01/2002                               670,285
       380,401     Treuhandanstalt, Foreign
                   Gov't. Guarantee, 6.875%,
                   6/11/2003                                449,867
                   TOTAL                                  1,805,767
                   GREECE-0.1%
    34,000,000     Greece, Government of,
                   Floating Rate Note,
                   10/23/2003                               113,473
    52,000,000     Greece, Government of,
                   Series, 11/26/2003                       172,880
                   TOTAL                                    286,353
                   HUNGARY-0.0%
    19,600,000   2 Hungary, Government of,
                   Bond, 14.00%, 12/12/2002                  84,154
                   IRELAND-0.1%
       152,368     Ireland, Government of,
                   Deb., 9.00%, 9/01/2006                   209,557
PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS
                   BONDS-continued
                   FOREIGN BONDS-continued
                   ITALY-0.4%
  $    537,114     Italy, Government of,
                   9.50%, 1/01/2005                $        720,812
        56,810     Italy, Government of,
                   Bond, 10.50%, 11/01/2000                  65,449
        46,481     Italy, Government of,
                   Deb., 12.00%, 1/01/2002                   58,928
                   TOTAL                                    845,189
                   NETHERLANDS-0.3%
        90,000     Baden Wurt L-Finance N.V.,
                   Bank Guarantee, 6.00%,
                   1/25/2006                                 53,169
        70,000   4 Bank Ned Gemeenten, Bond,
                   6.375%, 1/4/2006                          37,475
        30,000     Bank Ned Gemeenten, Bond,
                   7.75%, 12/20/2004                         16,959
       317,646     Netherlands, Government
                   of, 5.75%, 1/15/2004                     364,260
        95,293     Netherlands, Government
                   of, 6.00%, 1/15/2006                     112,059
                   TOTAL                                    583,922
                   NEW ZEALAND-0.0%
       143,000     New Zealand, Government
                   of, 8.00%, 2/15/2001                      80,358
                   NORWAY-0.1%
       585,000     Norway, Government of,
                   5.50%, 5/15/2009                          76,342
       630,000     Norway, Government of,
                   Bond, 7.00%, 5/31/2001                    82,469
       473,000     Norway, Government of,
                   Foreign Gov't. Guarantee,
                   5.75%, 11/30/2004                         61,666
                   TOTAL                                    220,477
                   POLAND-0.1%
       280,000     Poland, Government of,
                   Bond, 12.00%, 10/12/2003                  73,181
       585,000     Poland, Government of,
                   Bond, Series 5Y, 12.00%,
                   2/12/2003                                149,298
                   TOTAL                                    222,479
                   SPAIN-0.3%
       540,910   2 Spain, Government of,
                   6.15%, 1/31/2013                         642,827
        38,945     Spain, Government of,
                   Deb., 10.10%, 2/28/2001                   45,567
                   TOTAL                                    688,394
                   SWEDEN-0.2%
     2,300,000     Sweden, Government of,
                   6.00%, 2/09/2005                         292,904
       600,000   2 Sweden, Government of,
                   Deb., 13.00%, 6/15/2001                   82,682
       800,000     Sweden, Government of,
                   Deb., 9.00%, 4/20/2009                   125,048
                   TOTAL                                    500,634
PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS
                   BONDS-continued
                   FOREIGN BONDS-continued
                   UNITED KINGDOM-0.4%
  $    127,000     British Gas PLC, 8.875%,
                   7/8/2008                        $        242,369
       365,000     United Kingdom, Government
                   of, 9.00%, 3/03/2000                     601,527
       108,000     United Kingdom, Government
                   of, Deb., 8.50%,
                   12/07/2005                               205,675
                   TOTAL                                  1,049,571
                   TOTAL FOREIGN BONDS                    9,769,396
                   TOTAL BONDS (IDENTIFIED
                   COST $98,761,941)                    131,993,161
                   TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $220,951,855) 6                  $   239,781,711


1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open futures contracts is $21,299,000 as of May 31, 1999, which represents 8.8% of net assets.

2 Non-income producing security.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. As of May 31, 1999, these securities amounted to $2,702,951 which represents 1.1% of net assets.

5 The High Yield Bond Portfolio is a diversified portfolio of below investment grade bonds.

6 The cost of investments for federal tax purposes amounts to $220,951,855. The net unrealized appreciation of investments on a federal tax basis amounts to $18,829,856 which is comprised of $23,769,912 appreciation and $4,940,056 depreciation as of May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($242,974,921) as of May 31, 1999.

The following acronyms are used throughout this portfolio:

ADR -American Depositary Receipt
COL -Collateralized
MBIA -Municipal Bond Investors Assurance
PLC -Public Limited Company
TRANs -Tax and Revenue Anticipation Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$220,951,855)                                 $ 239,781,711
Cash                                                  2,925
Cash denominated in
foreign currency
(identified cost $995,966)                          985,747
Income receivable                                 1,658,503
Receivable for investments
sold                                                107,006
Receivable for shares sold                          308,526
Receivable for daily
variation margin                                    231,550
Deferred organizational
costs                                                11,186
Other assets                                          1,100
TOTAL ASSETS                                    243,088,254
LIABILITIES:
Payable for investments
purchased                       $   3,749
Payable for taxes withheld          3,808
Accrued expenses                  105,776
TOTAL LIABILITIES                                   113,333
Net assets for 20,495,136
shares outstanding                            $ 242,974,921
NET ASSETS CONSIST OF:
Paid in capital                               $ 219,731,731
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency and future
contracts                                        19,228,412
Accumulated net realized
gain on investments and
foreign currency
transactions and future
contracts                                         2,860,538
Undistributed net
investment income                                 1,154,240
TOTAL NET ASSETS                              $ 242,974,921
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$175,754,759 / 14,820,175
shares outstanding                                   $11.86
SELECT SHARES:
$67,220,162 / 5,674,961
shares outstanding                                   $11.85


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $7,370)                                           $ 1,929,593
Interest (net of dollar
roll expense of $10,008 and
foreign taxes withheld of
$66)                                                                  3,967,614
TOTAL INCOME                                                          5,897,207
EXPENSES:
Investment advisory fee                           $   913,496
Administrative personnel
and services fee                                       94,424
Custodian fees                                         32,574
Transfer and dividend
disbursing agent fees and
expenses                                               58,110
Directors'/Trustees' fees                               2,577
Auditing fees                                           8,435
Legal fees                                              2,585
Portfolio accounting fees                              40,327
Distribution services fee-
Select Shares                                         245,752
Shareholder services fee-
Institutional Shares                                  222,581
Shareholder services fee-
Select Shares                                          81,917
Share registration costs                               20,576
Printing and postage                                   24,449
Insurance premiums                                      1,904
Miscellaneous                                          17,197
TOTAL EXPENSES                                      1,766,904
WAIVERS:
Waiver of distribution
services fee-Select Shares       $  (81,917)
Waiver of shareholder
services fee-Institutional
Shares                             (178,065)
TOTAL WAIVERS                                        (259,982)
Net expenses                                                          1,506,922
Net investment income                                                 4,390,285
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCY AND FUTURES
CONTRACTS:
Net realized gain on
investments, foreign
currency transactions and
futures contracts                                                     3,698,896
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency and futures
contracts                                                              (275,969)
Net realized and
unrealized gain on
investments, foreign
currency and future
contracts                                                             3,422,927
Change in net assets
resulting from operations                                           $ 7,813,212


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                      SIX MONTHS
                                           ENDED                  YEAR
                                     (unaudited)                 ENDED
                                         MAY 31,          NOVEMBER 30,
                                            1999                  1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income            $     4,390,285       $     8,181,016
Net realized gain on
investments, foreign
currency and futures
contracts ($3,698,896 and
$9,275,785, respectively,
as computed for federal tax
purposes)                              3,698,896             8,450,467
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency and futures
contracts                               (275,969)            6,894,559
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS              7,813,212            23,526,042
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                  (3,362,194)           (6,641,933)
Select Shares                         (1,005,118)           (1,703,959)
Distributions from net
realized gains on
investments, foreign
currency transactions and
futures contracts
Institutional Shares                  (6,849,466)           (8,553,202)
Select Shares                         (2,422,569)           (2,485,155)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                      (13,639,347)          (19,384,249)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                36,755,660            77,810,850
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 9,699,298            12,827,257
Cost of shares redeemed              (38,961,472)          (65,699,127)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                           7,493,486            24,938,980
Change in net assets                   1,667,351            29,080,773
NET ASSETS:
Beginning of period                  241,307,570           212,226,797
End of period (including
undistributed net
investment income of
$1,154,240 and $1,131,267,
respectively)                    $   242,974,921       $   241,307,570


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS
                                   ENDED
                             (unaudited)
                                 MAY 31,                             YEAR ENDED NOVEMBER 30,
                                    1999           1998         1997         1996         1995         1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD               $12.15         $11.98       $11.37       $11.14       $ 9.85      $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income               0.22           0.44         0.49         0.50         0.50        0.25
Net realized and
unrealized gain (loss) on
investments, foreign
currency transactions and
futures contracts                   0.19           0.81         0.74         0.41         1.28       (0.25)
TOTAL FROM
INVESTMENT OPERATIONS               0.41           1.25         1.23         0.91         1.78        0.00
LESS DISTRIBUTIONS:
Distributions from net
investment income                  (0.23)         (0.46)       (0.50)       (0.52)       (0.49)      (0.15)
Distributions from net
realized gain on
investments, foreign
currency transactions and
futures contracts                  (0.47)         (0.62)       (0.12)       (0.16)           -           -
TOTAL DISTRIBUTIONS                (0.70)         (1.08)       (0.62)       (0.68)       (0.49)      (0.15)
NET ASSET VALUE, END OF
PERIOD                            $11.86         $12.15       $11.98       $11.37       $11.14      $ 9.85
TOTAL RETURN 2                      3.46%         11.19%       11.25%        8.54%       18.51%       0.02%

RATIOS TO AVERAGE
NET ASSETS:
Expenses 3                          1.25%  4       1.28%        1.30%        1.36%        1.55%       1.47%  4
Net investment income 3             3.59%  4       3.57%        4.02%        4.41%        4.55%       4.48%  4
Expenses (after waivers)            1.05%  4       1.08%        1.05%        1.05%        1.00%       0.88%  4
Net investment income
(after waivers)                     3.79%  4       3.77%        4.27%        4.72         5.10%       5.07%  4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                   $175,755       $178,521     $164,728     $156,635     $103,715     $43,793
Portfolio turnover                    57%           117%         130%         154%         157%        132%


1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS
                                   ENDED
                             (unaudited)
                                 MAY 31,                        YEAR ENDED NOVEMBER 30,
                                    1999          1998        1997        1996        1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD               $12.14        $11.96      $11.36      $11.12      $ 9.83     $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income               0.18          0.37        0.40        0.43        0.37       0.21
Net realized and
unrealized gain (loss) on
investments, foreign
currency transactions and
futures contracts                   0.19          0.81        0.74        0.41        1.34      (0.25)
TOTAL FROM
INVESTMENT OPERATIONS               0.37          1.18        1.14        0.84        1.71      (0.04)
LESS DISTRIBUTIONS:
Distributions from net
investment income                  (0.19)        (0.38)      (0.42)      (0.44)      (0.42)     (0.13)
Distributions from net
realized gain on
investments, foreign
currency transactions and
futures contracts                  (0.47)        (0.62)      (0.12)      (0.16)          -          -
TOTAL DISTRIBUTIONS                (0.66)        (1.00)      (0.54)      (0.60)      (0.42)     (0.13)
NET ASSET VALUE, END OF
PERIOD                            $11.85        $12.14      $11.96      $11.36      $11.12     $ 9.83
TOTAL RETURN 2                      3.11%        10.51%      10.41%       7.92%      17.76%     (0.40% )

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                          2.00%  4      2.03%       2.05%       2.11%       2.30%      2.48%  4
Net investment income 3             2.84%  4      2.82%       3.21%       3.66%       3.82%      3.49%  4
Expenses (after waivers)            1.75%  4      1.78%       1.75%       1.75%       1.75%      1.64%  4
Net investment income
(after waivers)                     3.09%  4      3.07%       3.51%       4.02%       4.37%      4.33%  4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $67,220       $62,787     $47,499     $44,248     $24,787     $3,697
Portfolio turnover                    57%          117%        130%        154%        157%       132%


1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth And Income Fund (the "Fund). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select
Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are valued at the prices furnished by an idependent pricing service. Listed equity are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended May 31, 1999, the Fund had realized gains/losses of $1,748,763 on future contracts.

As of May 31, 1999, the Fund had outstanding futures contracts as set forth below:

                                                                                UNREALIZED
                                                             NET NOTIONAL     APPRECIATION
EXPIRATION DATE   CONTRACTS TO DELIVER/RECEIVE    POSITION         AMOUNT    (DEPRECIATION)
June 1999         30 Russell 2000 Index Futures   Long        $ 6,612,750        $ 560,250
June 1999         46 S&P 500 Index Futures        Long         14,917,800         (134,306)
                                                                                 $ 425,944


FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. As of May 31, 1999, the Fund had no outstanding forward foreign currency contracts.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held as of May 31, 1999, is as follows:

                          Acquisition     Acquisition
SECURITY                  Date                   Cost
Bank Ned Gemeenten        01/09/1999        $  32,447
Bayer Corp., Deb.         03/26/1996 -
                          04/17/1996          444,985
Consolidated Edison Co.
                          08/19/1998 -
                          01/26/1999          721,034
Den Danske Bank, Note     01/07/1998          420,928
Phillip Morris
Cos., Inc., Deb.          01/07/1998          398,524
Swedbank, Sub.            01/07/1998          417,748
World Financial,
Pass Thru Cert.           11/19/1996 -
                          01/07/1998          352,555


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                    SIX MONTHS ENDED                    YEAR ENDED
                                      MAY 31, 1999                   NOVEMBER 30, 1998
INSTITUTIONAL SHARES:           SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    1,979,692       $  23,647,644      4,601,113       $  54,040,432
Shares issued to
shareholders in payment of
distributions declared           565,676           6,576,123        793,142           9,082,092
Shares redeemed               (2,419,072)        (28,687,236)    (4,451,572)        (52,304,895)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                     126,296       $   1,536,531        942,683       $  10,817,629

                                   SIX MONTHS ENDED                     YEAR ENDED
                                     MAY 31, 1999                    NOVEMBER 30, 1998
SELECT SHARES:                  SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    1,098,575       $  13,108,016      2,018,630       $  23,770,418
Shares issued to
shareholders in payment of
distributions declared           268,412           3,123,175        326,837           3,745,165
Shares redeemed                 (865,677)        (10,274,236)    (1,141,885)        (13,394,232)
NET CHANGE RESULTING FROM
SELECT SHARE TRANSACTIONS        501,310       $   5,956,955      1,203,582       $  14,121,351
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               627,606       $   7,493,486      2,146,265       $  24,938,980


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company (formerly, Federated Management), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $86,568 were borne initially by Federated Management. The Fund reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the period ended May 31, 1999, the Fund expensed $11,186 of organizational expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:

Purchases   $135,782,353
Sales       $130,762,120

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1999, the diversification of industries was as follows:

                                     PERCENT OF
INDUSTRY                             NET ASSETS
Aerospace & Military Technology      0.0
Agency                               0.2
Automobile                           0.1
Banking                              0.4
Beverage & Tobacco                   0.0
Broadcasting & Publishing            0.0
Business & Public Services           0.2
Chemicals                            0.0
Data Processing & Reproduction       0.0
Electrical & Electronics             0.1
Electrical Components, Instruments   0.1
Energy Sources                       0.1
Financial Intermediaries             0.1
Financial Services                   0.2
Food & Household Products            0.1
Health & Personal Care               0.1
Industrial Components                0.0
Insurance                            0.2
Machinery & Engineering              0.1
Merchandising                        0.1
Metals - Non Ferrous                 0.0
Metals - Steel                       0.0
Multi-Industry                       0.1
Publishing                           0.1
Real Estate                          0.0
Recreation, Other Consumer Goods     0.1
Sovereign                            3.0
Sovereign Government                 0.5
State/Provincial                     0.1
Telecommunications                   0.3
Utilities                            0.1
Utilities - Electric & Gas           0.0
Wholesale & International Trade      0.0

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

On May 19, 1999, The Trust's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, dismissed Arthur Anderson LLP ("AA") as the Trust's independent auditors. During the six-month reporting period ended May 31, 1999 (the "Period"): (i) AA did not issue any report on the Trust's financial statements; (ii) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such period; and (iii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Trust, by action of its Board of Trustees, engaged Deloitte and Touche LLP ("D&T") as the independent auditors for purposes of auditing the Trust's financial statements for the fiscal year ending November 30, 1999. During the Period, neither the Trust, nor anyone on the Trust's behalf has consulted D&T on items which (i) concerned the application of the accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item
304).

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

GLEN R. JOHNSON

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

RICHARD B. FISHER

Vice President

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated Managed Growth and Income Fund

Institutional Shares
Select Shares

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 1999

[Graphic]
Federated
Federated Managed Growth and Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 56166K305
Cusip 56166K404
G00516-01 (7/99)
[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Managed Income Fund for the six-month reporting period from December 1, 1998 through May 31, 1999. Included in this report is an investment review, followed by a complete listing of the fund's holdings, financial statements and highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio that focuses on bonds. At the end of the reporting period, 78.3% of the fund's $134.7-million portfolio was invested across a range of U.S. and foreign government bonds and U.S. corporate bonds. 1 The remainder of the portfolio was invested across U.S. stocks.

During the first half of the fund's fiscal year, Institutional Shares delivered a total return of 1.11% 2 through dividends totaling $0.27 per share and capital gains totaling $0.31 per share. Select Shares produced a total return of 0.77%2 through dividends totaling $0.23 per share and capital gains totaling $0.31 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Income Fund. As always, we invite your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
July 15, 1999

1 International investing involves special risks including currency risks, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

PERFORMANCE FOR SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1999

The six-month reporting period ended May 31, 1999 was a generally favorable one for financial assets, and Federated Managed Income Fund participated in the advance. For the six-month reporting period ended May 31, 1999, an investor in the Institutional Shares had a total return of 1.11%, 1 while an investor in the Select Shares had a total return of 0.77%.1 As usual, performance among asset classes showed wide variation. In the U.S., large company stocks continued to outperform utility stocks until April when returns for utility stocks improved. Bonds performed poorly during the period as interest rates rose on concerns that stronger economic growth will bring higher inflation.

ASSET ALLOCATION AS OF MAY 31, 1999

Federated Managed Income Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as seven asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories as of May 31, 1999.

ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS

                                                PERCENTAGE
                                   PERMITTED    AS OF MAY 31,
ASSET CATEGORY                     RANGE        1999
BONDS 1                            70 - 90       78
U.S. Treasury Securities           0 - 72        31
Mortgage-Backed Securities         0 - 45        22
Investment Grade Corporate Bonds   0 - 45        17
High Yield Corporate Bonds         0 - 10         5
Foreign Bonds                      0 - 10         3

EQUITIES 2                         10 - 30       15
Large Company Stocks               7.5 - 22.5     9
Utility Stocks                     2.5 - 7.5      6

The U.S. has enjoyed eight years of economic expansion which has driven corporate profits strongly upward. The accompanying bull market in stocks has pushed stock prices up even faster than earnings. However this favorable price movement in stocks has created a valuation problem for U.S. stocks. Relative to historical measures of value, U.S. stocks are richly priced. This implies that long-term returns from these price levels are likely to be moderate. Offsetting the valuation factors, the U.S. economy appears to be in solid shape with good growth and low inflation. Moreover, U.S. monetary policy appears supportive of further price gains in financial assets. Thus fund management moved equity exposure up during the period to a slight overweight in response to this favorable near-term environment for equities.

1 Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1999 have been included under the appropriate equity asset category.

STRUCTURE OF THE BOND PORTFOLIO

Within the range of four to six years, the fund's bond duration is set at
4.5 years. This duration is set at a somewhat below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore, a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds. Within the bond portfolio, mortgage-backed securities were raised to an above normal position as their yield advantage was higher than it had been earlier last year.

STRUCTURE OF THE EQUITY PORTFOLIO

Equity exposure was increased in the portfolio in the large company stock area. Other areas of the stock market such as utilities appear more reasonably valued than U.S. large company stocks. However, the economic cycle appears to favor large company stocks. This economic expansion has lasted eight years, substantially longer than the average U.S. economic expansion. In the late stages of economic expansions, interest rates usually rise putting pressure on utility stocks. Thus fund management held weights in utility stocks near neutral levels despite their valuation advantage.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)

                                                            VALUE IN
SHARES                                                  U.S. DOLLARS
                       STOCKS-20.8% 1
                       LARGE COMPANY GROWTH
                       STOCKS-5.3%
                       BASIC MATERIALS-0.1%
            500        Bemis Co., Inc.                 $       18,875
            600        Hercules, Inc.                          20,963
            600        Monsanto Co.                            24,900
            300        PPG Industries, Inc.                    18,206
                       TOTAL                                   82,944
                       CAPITAL GOODS-0.5%
            800        Allied-Signal, Inc.                     46,450
            500        Avery Dennison Corp.                    29,938
            600        Crown Cork & Seal Co., Inc.             18,825
            800        Dover Corp.                             30,150
          3,500        General Electric Co.                   355,906
            500        Hillenbrand Industries,
                       Inc.                                    20,969
          1,000        Miller Herman, Inc.                     20,188
            500     2  SCI Systems, Inc.                       20,750
          1,000        United Technologies Corp.               62,063
          1,010        Waste Management, Inc.                  53,404
                       TOTAL                                  658,643
                       COMMUNICATION SERVICES-
                       0.3%
            400     2  AT&T Corp. - Liberty Media
                       Group, Inc., Class A                    26,575
            700     2  Airtouch Communications,
                       Inc.                                    70,350
            300     2  Chancellor Media Corp.,
                       Class A                                 15,244
            600        Cincinnati Bell, Inc.                   14,513
            600        Comcast Corp., Class A                  23,100
          2,370     2  MCI Worldcom, Inc.                     204,709
          1,700        SBC Communications, Inc.                86,912
                       TOTAL                                  441,403
                       CONSUMER CYCLICALS-0.5%
            500     2  Abercrombie & Fitch Co.,
                       Class A                                 42,063
            600        Block (H&R), Inc.                       28,913
            300     2  Costco Cos., Inc.                       21,750
                                                            VALUE IN
SHARES                                                  U.S. DOLLARS
                       STOCKS-continued 1
                       LARGE COMPANY GROWTH
                       STOCKS-continued
                       CONSUMER CYCLICALS-
                       CONTINUED
            500        Dayton-Hudson Corp.             $       31,500
            500        Gannett Co., Inc.                       36,125
            600        Gap (The), Inc.                         37,538
            700        Harley Davidson, Inc.                   35,744
          1,600        Home Depot, Inc.                        91,000
            500     2  Jones Apparel Group, Inc.               15,375
            500        Lowe's Cos., Inc.                       25,969
          1,200        Masco Corp.                             34,275
            400        Maytag Corp.                            28,225
            600        Nordstrom, Inc.                         21,300
          1,400        Service Corp.
                       International                           26,863
            750     2  Staples, Inc.                           21,563
          1,600        TJX Cos., Inc.                          48,000
          2,600        Wal-Mart Stores, Inc.                  110,825
                       TOTAL                                  657,028
                       CONSUMER STAPLES-0.9%
            500        Avon Products, Inc.                     24,719
          1,000        Campbell Soup Co.                       44,125
            300        Cardinal Health, Inc.                   18,113
          2,200        Coca-Cola Co.                          150,288
          2,500        Dial Corp.                              78,125
          1,200        Disney (Walt) Co.                       34,950
            600        Dole Food, Inc.                         18,413
            800        Gillette Co.                            40,800
            500        Heinz (H.J.) Co.                        24,156
          1,000        McDonald's Corp.                        38,500
            888        McKesson HBOC, Inc.                     30,248
          1,600        PepsiCo, Inc.                           57,300
          3,000        Philip Morris Cos., Inc.               115,688
          1,400        Procter & Gamble Co.                   130,725
            600        Quaker Oats Co.                         39,638
          1,400     2  Safeway, Inc.                           65,100
          1,200        Sara Lee Corp.                          28,800
                                                            VALUE IN
SHARES                                                  U.S. DOLLARS
                       STOCKS-continued 1
                       LARGE COMPANY GROWTH
                       STOCKS-continued
                       CONSUMER STAPLES-CONTINUED
            600        Sysco Corp.                     $       17,813
            760     2  Tricon Global Restaurants,
                       Inc.                                    44,270
          2,100        UST, Inc.                               64,050
          2,400     2  Viacom, Inc., Class A                   92,550
            100        Wrigley (Wm.), Jr. Co.                   8,706
                       TOTAL                                1,167,077
                       ENERGY-0.0%
            600        Halliburton Co.                         24,825
                       FINANCIALS-0.6%
            700        American Express Co.                    84,831
          1,548        American International
                       Group, Inc.                            176,956
            714        Associates First Capital
                       Corp., Class A                          29,274
          3,650        Citigroup, Inc.                        241,812
          1,500        Federal National Mortgage
                       Association                            102,000
            600        Household International,
                       Inc.                                    26,025
          1,800        MBNA Corp.                              49,725
            300        MGIC Investment Corp.                   14,438
            900        Providian Financial Corp.               86,344
            400        U.S. Bancorp                            13,000
                       TOTAL                                  824,405
                       HEALTH CARE-0.8%
          1,600        Abbott Laboratories                     72,300
            800        American Home Products
                       Corp.                                   46,100
            800     2  Amgen, Inc.                             50,600
            400        Baxter International, Inc.              25,825
          3,100     2  Beverly Enterprises, Inc.               22,475
          2,400        Bristol-Myers Squibb Co.               164,700
          1,200        Guidant Corp.                           60,000
          1,300     2  HEALTHSOUTH, Corp.                      17,388
          1,200        Johnson & Johnson                      111,150
            700        Lilly (Eli) & Co.                       50,006
          2,800        Merck & Co., Inc.                      189,000
            900        Pfizer, Inc.                            96,300
                                                            VALUE IN
SHARES                                                  U.S. DOLLARS
                       STOCKS-continued 1
                       LARGE COMPANY GROWTH
                       STOCKS-continued
                       HEALTH CARE-CONTINUED
          1,600        Schering Plough Corp.           $       72,100
            500        United Healthcare Corp.                 29,125
            800      2 Universal Health Services,
                       Inc., Class B                           39,900
            700        Warner-Lambert Co.                      43,400
                       TOTAL                                1,090,369
                       TECHNOLOGY-1.6%
          1,200     2  America Online, Inc.                   143,250
            700     2  Applied Materials, Inc.                 38,456
            400     2  Ascend Communications                   37,075
            800     2  BMC Software, Inc.                      39,550
          1,100     2  Cadence Design Systems,
                       Inc.                                    14,163
          1,950     2  Cisco Systems, Inc.                    212,550
            600     2  Compuware Corp.                         18,638
            600     2  Convergys Corp.                         10,575
          2,000     2  Dell Computer Corp.                     68,875
          1,200     2  EMC Corp. Mass                         119,550
          1,600        First Data Corp.                        71,900
            300     2  Gateway 2000, Inc.                      18,244
          1,000        Hewlett-Packard Co.                     94,312
          3,200        Intel Corp.                            173,000
          2,400        International Business
                       Machines Corp.                         279,150
            400     2  Lexmark Intl. Group, Class
                       A                                       54,450
          3,200        Lucent Technologies, Inc.              182,000
          4,400     2  Microsoft Corp.                        355,025
          1,350     2  Oracle Corp.                            33,497
            400     2  PanAmSat Corp.                          13,000
            800     2  Seagate Technology, Inc.                24,150
          1,200      2 Sun Microsystems, Inc.                  71,700
          1,200     2  Tellabs, Inc.                           70,200
            800        Xerox Corp.                             44,950
            200     2  Yahoo, Inc.                             29,600
                       TOTAL                                2,217,860
                       TOTAL LARGE COMPANY GROWTH
                       STOCKS                               7,164,554
                                                            VALUE IN
SHARES                                                  U.S. DOLLARS
                       STOCKS-continued 1
                       LARGE COMPANY VALUE
                       STOCKS-3.6%
                       BASIC MATERIALS-0.3%
            800        Air Products & Chemicals,
                       Inc.                            $       32,800
          1,000        Alcoa, Inc.                             55,000
          3,885        Archer-Daniels-Midland Co.              58,275
            600        Dow Chemical Co.                        72,900
            900        Du Pont (E.I.) de Nemours &
                       Co.                                     58,894
            600        International Paper Co.                 30,000
            600        Martin Marietta Materials               36,375
                       TOTAL                                  344,244
                       CAPITAL GOODS-0.3%
            900        Caterpillar, Inc.                       49,387
            400        Cooper Industries, Inc.                 19,825
            400        Emerson Electric Co.                    25,550
          1,400        Ingersoll-Rand Co.                      89,162
          1,400        Johnson Controls, Inc.                  88,287
            500        Northrop Grumman, Corp.                 33,750
          1,100        Parker-Hannifin Corp.                   48,056
            196        Tyco International, Ltd.                17,125
                       TOTAL                                  371,142
                       COMMUNICATION SERVICES-
                       0.6%
          3,690        AT&T Corp.                             204,795
            900        Ameritech Corp.                         59,231
          3,400        Bell Atlantic Corp.                    186,150
          1,900        BellSouth Corp.                         89,656
          1,900        GTE Corp.                              119,819
            400        Sprint Corp. (FON Group)                45,100
          2,000        U.S. West, Inc.                        108,125
                       TOTAL                                  812,876
                       CONSUMER CYCLICALS-0.2%
            629     2  Delphi Auto Systems Corp.               12,344
          1,600        Ford Motor Co.                          91,300
            900        General Motors Corp.                    62,100
          3,100     2  KMart Corp.                             47,662
          1,000        Limited, Inc.                           48,875
            450        May Department Stores Co.               19,491
                                                            VALUE IN
SHARES                                                  U.S. DOLLARS
                       STOCKS-continued 1
                       LARGE COMPANY VALUE
                       STOCKS-continued
                       CONSUMER CYCLICALS-
                       CONTINUED
            300        Penney (J.C.) Co., Inc.         $       15,506
            500        Sears, Roebuck & Co.                    23,906
                       TOTAL                                  321,184
                       CONSUMER STAPLES-0.1%
            200        Anheuser-Busch Companies,
                       Inc.                                    14,612
            800        CBS Corp.                               33,400
          1,100        Kimberly-Clark Corp.                    64,556
            700     2  King World Productions,
                       Inc.                                    23,362
            100     2  MediaOne Group, Inc.                     7,387
          1,300        RJR Nabisco Holdings Corp.              40,219
                       TOTAL                                  183,536
                       ENERGY-0.5%
            700        Atlantic Richfield Co.                  58,581
          1,400     2  BJ Services Co.                         38,587
            900        Chevron Corp.                           83,419
          2,800        Exxon Corp.                            223,650
            900        Mobil Corp.                             91,125
          1,700        Occidental Petroleum Corp.              35,912
            600        Phillips Petroleum Co.                  31,462
          1,300        Sunoco, Inc.                            39,569
            400        Texaco, Inc.                            26,200
          2,300        USX-Marathon Group                      68,856
                       TOTAL                                  697,361
                       FINANCIALS-1.1%
            300        Allmerica Financial Corp.               17,569
          2,296        Allstate Corp.                          83,660
            500        American General Corp.                  36,125
          1,700        Bank One Corp.                          96,156
          2,065        Bank of America Corp.                  133,580
            600        BankBoston Corp.                        28,425
            420        Bear Stearns Cos., Inc.                 18,637
          1,800        CIGNA Corp.                            167,850
            900        Chase Manhattan Corp.                   65,250
          2,000        First Union Corp.                       92,125
                                                            VALUE IN
SHARES                                                  U.S. DOLLARS
                       STOCKS-continued 1
                       LARGE COMPANY VALUE
                       STOCKS-continued
                       FINANCIALS-CONTINUED
          1,000        Fleet Financial Group,
                       Inc.                            $       41,125
            900     2  Golden State Bancorp, Inc.              22,106
            600        Hartford Financial
                       Services Group, Inc.                    37,950
            200        J.P. Morgan & Co., Inc.                 27,862
            900        KeyCorp                                 31,275
            500        Loews Corp.                             40,656
            800        MBIA, Inc.                              54,650
          1,650        Marsh & McLennan Cos., Inc.            120,037
          1,400        Mellon Bank Corp.                       49,962
            200        Merrill Lynch & Co., Inc.               16,800
            700        Morgan Stanley, Dean
                       Witter, Discover & Co.                  67,550
          1,200        Old Republic International
                       Corp.                                   21,825
            500        PNC Bank Corp.                          28,625
            400        SunTrust Banks, Inc.                    27,000
            800        Torchmark Corp.                         26,700
            990        Washington Federal, Inc.                22,275
          1,512        Washington Mutual, Inc.                 57,739
          1,000        Wells Fargo Co.                         40,000
                       TOTAL                                1,473,514
                       HEALTH CARE-0.1%
          2,800        Pharmacia & Upjohn, Inc.               155,225
                       TECHNOLOGY-0.2%
            900        Eastman Kodak Co.                       60,862
            900        Electronic Data Systems
                       Corp.                                   50,625
            500        Motorola, Inc.                          41,406
          1,000        Raytheon Co., Class A                   66,437
                       TOTAL                                  219,330
                       TRANSPORTATION-0.1%
            600     2  AMR Corp.                               39,037
          1,800        Burlington Northern Santa
                       Fe                                      55,800
            400     2  FDX Corp.                               22,025
          1,600        Ryder Systems, Inc.                     38,400
                       TOTAL                                  155,262
                                                            VALUE IN
SHARES                                                  U.S. DOLLARS
                       STOCKS-continued 1
                       LARGE COMPANY VALUE
                       STOCKS-continued
                       UTILITIES-0.1%
            600        Allegheny Energy, Inc.          $       20,925
          1,100        CMS Energy Corp.                        51,150
          1,050        Columbia Energy Group                   56,175
            900        Constellation Energy Group              28,069
                       TOTAL                                  156,319
                       TOTAL LARGE COMPANY VALUE
                       STOCKS                               4,889,993
                       UTILITY STOCKS-5.8%
                       ELECTRIC UTILITIES:
                       CENTRAL-0.4%
          4,000        Ameren Corp.                           163,750
          6,000        Central & SouthWest Corp.              154,500
          5,900        Unicom Corp.                           249,644
                       TOTAL                                  567,894
                       ELECTRIC UTILITIES: EAST-
                       1.0%
          5,000        AES Corp.                              248,750
          7,100        Consolidated Edison Co.                344,794
          3,200        GPU, Inc.                              139,400
          6,800        Peco Energy Co.                        332,775
          7,200        Public Service Enterprises
                       Group, Inc.                            301,950
                       TOTAL                                1,367,669
                       ELECTRIC UTILITIES: SOUTH-
                       1.8%
          3,600        Carolina Power & Light Co.             157,500
          6,200        Dominion Resources, Inc.               267,762
          8,600        Duke Energy Corp.                      518,687
          7,600        Entergy Corp.                          246,525
          5,100        FPL Group, Inc.                        296,756
         18,400        Southern Co.                           522,100
          9,200        Texas Utilities Co.                    414,000
                       TOTAL                                2,423,330
                       ELECTRIC UTILITIES: WEST-
                       1.1%
          5,300        American Electric Power
                       Co., Inc.                              229,887
          3,500        DTE Energy Co.                         152,469
          9,500        Edison International                   261,250
          6,800        FirstEnergy Corp.                      216,325
SHARES OR
PRINCIPAL                                                   VALUE IN
AMOUNT                                                  U.S. DOLLARS
                       STOCKS-continued 1
                       UTILITY STOCKS-continued
                       ELECTRIC UTILITIES: WEST-
                       CONTINUED
         13,600        P G & E Corp.                   $      459,000
          8,200        Pacificorp                             149,137
                       TOTAL                                1,468,068
                       NATURAL GAS DISTRIBUTION-
                       0.7%
          8,200        Coastal Corp.                          316,212
          3,200        Consolidated Natural Gas
                       Co.                                    190,200
          9,700        Reliant Energy, Inc.                   295,850
          6,800        Sempra Energy                          146,200
                       TOTAL                                  948,462
                       OIL/GAS TRANSMISSION-0.8%
          8,000        Enron Corp.  571,000
         10,400        Williams Companies, Inc.               538,850
                       TOTAL                                1,109,850
                       TOTAL UTILITY STOCKS                 7,885,273
                       FUTURES CONTRACTS
                       COLLATERAL-6.1% 1
      8,350,000        United States Treasury
                       Bill, 6/17/1999                      8,337,058
                       TOTAL STOCKS (IDENTIFIED
                       COST $16,759,115)                   28,276,878
                       BONDS-78.3%
                       TREASURY AND GOVERNMENT
                       SECURITIES-30.9%
                       U.S. TREASURY-24.9%
 $      493,000        United States Treasury
                       Bond, 6.125%, 11/15/2027               498,477
     10,200,000        United States Treasury
                       Bond, 7.250%, 5/15/2004             10,874,118
      7,505,000        United States Treasury
                       Bond, 8.125%, 5/15/2021              9,291,715
      3,900,000        United States Treasury
                       Note, 5.500%, 3/31/2003              3,880,500
      2,000,000        United States Treasury
                       Note, 6.500%, 10/15/2006             2,081,800
      6,879,000        United States Treasury
                       Note, 6.625%, 5/15/2007              7,236,158
                       TOTAL                               33,862,768
                       REPURCHASE AGREEMENT-6.0%
                       3
      8,200,000        Societe Generale, New
                       York, 4.800%, dated
                       5/28/1999, due 6/1/1999
                       (at amortized cost)                  8,200,000
                       TOTAL TREASURY AND
                       GOVERNMENT SECURITIES               42,062,768
PRINCIPAL                                                   VALUE IN
AMOUNT                                                  U.S. DOLLARS
                       BONDS-continued
                       MORTGAGE BACKED
                       SECURITIES-21.9%
 $    3,026,415     4  Federated Mortgage Core
                       Portfolio                       $   29,810,184
                       HIGH YIELD BOND-5.0%
        729,269     5  The High Yield Bond
                       Portfolio                            6,738,441
                       INVESTMENT GRADE BONDS-
                       16.9%
                       AEROSPACE & DEFENSE-1.0%
        250,000        McDonnell Douglas Finance,
                       Medium Term Note, 6.375%,
                       7/15/1999                              250,438
        250,000        McDonnell Douglas Finance,
                       Note, 9.4%, 10/15/2001                 253,325
        850,000        Raytheon Co., 5.7%,
                       11/01/2003                             826,379
                       TOTAL                                1,330,142
                       AUTOMOBILE-0.3%
        400,000        Dana Corp., Note, 7%,
                       3/15/2028                              374,640
                       BANKING-1.8%
        100,000        City National Bank, Sub.
                       Note, 6.375%, 1/15/2008                 96,122
        470,000  1, 6  Den Danske Bank, Note,
                       7.40% 6/15/2010                        484,636
        200,000        National Bank of Canada,
                       Sub. Note, 8.125%,
                       8/15/2004                              213,094
        285,000        PNC Funding Corp., Sub.
                       Note, 6.875%, 7/15/2007                286,613
        500,000        Republic New York Corp.,
                       Sub. Note, 7.75%,
                       5/15/2009                              532,185
        350,000        Santander Finance
                       Issuances, Bank Guarantee,
                       7.875%, 4/15/2005                      367,168
        470,000   1, 6 Swedbank, Sub., 11/29/2049             460,864
                       TOTAL                                2,440,682
                       BEVERAGE & TOBACCO-0.2%
        100,000        Philip Morris Cos., Inc.,
                       Deb., 6.00%, 7/15/2001                  99,432
        200,000        Phillip Morris Cos., Inc.,
                       Deb., 9.25%, 2/15/2000                 204,852
                       TOTAL                                  304,284
                       CABLE & TELEVISION-0.8%
      1,000,000        TKR Cable Inc., Deb.,
                       10.5%, 10/30/2007                    1,076,090
                       CHEMICALS & PLASTIC-0.3%
        350,000   1, 6 Bayer Corp., Deb., 6.5%,
                       10/1/2002                              353,094
                       ECOLOGICAL SERVICES &
                       EQUIPMENT-0.2%
        250,000        USA Waste Services, Inc.,
                       Note, 6.125%, 7/15/2001                250,265
                       EDUCATION-0.2%
        300,000        Boston University, 7.625%,
                       7/15/2097                              305,151
PRINCIPAL                                                   VALUE IN
AMOUNT                                                  U.S. DOLLARS
                       BONDS-continued
                       INVESTMENT GRADE BONDS-
                       CONTINUED
                       ELECTRONICS-0.7%
 $      700,000        Anixter Intl., Inc.,
                       Company Guarantee, 8%,
                       9/15/2003                       $      716,436
        200,000        Harris Corp., Deb.,
                       10.375%, 12/1/2018                     211,420
                       TOTAL                                  927,856
                       FINANCE-AUTOMOTIVE-0.1%
        165,000        GMAC, Medium Term Note,
                       7.50%, 5/25/2000                       167,859
                       FINANCE-RETAIL-0.4%
        250,000        Household Finance, Deb.,
                       6.45%, 2/1/2009                        242,230
        300,000        Sears Roebuck Acceptance,
                       Medium Term Note, 6.56%,
                       9/05/2000                              302,343
                       TOTAL                                  544,573
                       FINANCIAL INTERMEDIARIES-
                       1.9%
      1,000,000        Bear Stearns Cos., Inc.,
                       Sr. Note, 6.75%, 5/1/2001            1,008,910
        250,000        Green Tree Financial Corp,
                       Sr. Sub. Note, 10.25%,
                       6/1/2002                               269,403
        725,000        Lehman Brothers Hldgs.
                       Inc., Note, 6.9%,
                       1/29/2001                              730,945
        175,000        Lehman Brothers Holding,
                       Bond, 6.20%, 1/15/2002                 172,830
        325,000        Lehman Brothers, Inc., Sr.
                       Sub. Note, 7.375%,
                       1/15/2007                              325,429
        100,000        Salomon, Inc., Note, 7.2%,
                       2/1/2004                               102,603
                       TOTAL                                2,610,120
                       FOREST PRODUCTS-0.3%
        400,000        Quno Corp., Sr. Note,
                       9.125%, 5/15/2005                      424,588
                       HEALTHCARE-0.7%
      1,000,000        Columbia HCA Healthcare
                       Corp., Sr. Note, 6.41%,
                       6/15/2000                              989,090
                       INSURANCE-1.8%
        250,000        AFC Capital Trust I, Bond,
                       8.207%, 2/3/2027                       264,595
        350,000        Conseco, Inc., Sr. Note,
                       10.5%, 12/15/2004                      394,650
        515,000        Conoco, Inc., Sr. Note,
                       5.9%, 4/15/2004                        504,412
        250,000        Delphi Funding, 9.31%,
                       3/25/2027                              234,335
        165,000        NAC Re Corp., Note, 8.00%,
                       6/15/1999                              165,221
        400,000        Provident Cos., Inc.,
                       Bond, 7.405%, 3/15/2038                377,848
        250,000        Sunamerica Inc., Medium
                       Term Note, 7.34%,
                       8/30/2005                              261,143
        250,000        USF&G Corp., Company
                       Guarantee, 8.47%,
                       1/10/2027                              256,990
                       TOTAL                                2,459,194
PRINCIPAL                                                   VALUE IN
AMOUNT                                                  U.S. DOLLARS
                       BONDS-continued
                       INVESTMENT GRADE BONDS-
                       CONTINUED
                       LEISURE & ENTERTAINMENT-
                       0.1%
 $      125,000        Paramount Comm. Inc., Sr.
                       Deb., 8.25%, 8/1/2022           $      129,764
                       METALS & MINING-0.5%
        725,000        Barrick Gold Corp., Deb.,
                       7.5%, 5/1/2007                         746,612
                       OIL & GAS-0.1%
        175,000        Occidental Petroleum
                       Corp., Note, 8.50%,
                       9/15/2004                              176,544
                       PHARMACEUTICAL-0.5%
        700,000        American Home Products
                       Corp., Note, 7.7%,
                       2/15/2000                              711,340
                       REAL ESTATE-0.7%
      1,000,000        SUSA Partnership, L.P.,
                       Deb., 7.50%, 12/1/2027                 893,800
                       RETAILERS-0.9%
        350,000        Harcourt General, Sr.
                       Deb., 7.20%, 8/1/2027                  326,942
        200,000        Sears, Roebuck & Co.,
                       Medium Term Note, 7.32%,
                       4/24/2000                              202,564
        660,000        Shopko Stores, 8.5%,
                       3/15/2002                              686,737
                       TOTAL                                1,216,243
                       SERVICES-0.3%
        400,000        Service Corp. Int'l.,
                       Note, 6.5%, 3/15/2008                  376,228
                       SOVEREIGN GOVERNMENT-0.5%
        250,000        Colombia, Government of,
                       Note, 7.25%, 2/15/2003                 215,313
        400,000        South Africa, Government
                       of, Global Bond Deb.,
                       9.625%, 12/15/1999                     407,036
                       TOTAL                                  622,349
                       SURFACE TRANSPORTATION-
                       0.2%
        300,000        Trans Ocean Container
                       Corp., Sr. Sub. Note,
                       12.25%, 7/1/2004                       321,339
                       TECHNOLOGY SERVICES-1.1%
        500,000        Dell Computer Corp., Deb.,
                       7.1%, 4/15/2028                        483,240
          9,646        Microsoft Corp., Conv.
                       Pfd., Series A, $2.196                 959,777
                       TOTAL                                1,443,017
                       TELECOMMUNICATIONS &
                       CELLULAR-0.6%
        800,000        BellSouth Telecommunicat,
                       Note, 6%, 6/15/2002                    798,416
                       UTILITIES-0.7%
        250,000        Enersis SA, Note, 7.4%,
                       12/1/2016                              222,018
        750,000        National Rural Utilities,
                       Medium Term Note, 5.75%,
                       12/01/2008                             705,390
                       TOTAL                                  927,408
                       TOTAL INVESTMENT GRADE
                       BONDS                               22,920,688
FOREIGN
CURRENCY                                                    VALUE IN
PAR AMOUNT                                              U.S. DOLLARS
                       BONDS-continued
                       FOREIGN BONDS-3.6%
                       AUSTRALIAN DOLLAR-0.1%
        140,000        Queensland, State of, 8%,
                       9/14/2007                       $      100,810
         74,000        Queensland, State of,
                       Deb., 10.5%, 5/15/2003                  56,041
         25,000        West Australia, State of,
                       Local Gov't. Guarantee,
                       8%, 7/15/2003                           17,507
                       TOTAL                                  174,358
                       CANADIAN DOLLAR-0.2%
        167,000        Canada, Government of,
                       Deb., 6.50%, 6/1/2004                  118,630
        200,000        Ontario Hydro, 9.00%,
                       6/24/2002                              149,239
                       TOTAL                                  267,869
                       CZECH KORUNA-0.2%
      7,250,000        Konsolidacni BKA, Foreign
                       Gov't. Guarantee, 10.875%,
                       4/15/2004                              226,563
                       DANISH KRONE-0.2%
        600,000        Denmark, Government of,
                       8%, 5/15/2003                           97,340
        898,000        Denmark, Government of,
                       Bullet, 8%, 3/15/2006                  153,635
                       TOTAL                                  250,975
                       EURO CURRENCY-1.9%
        109,009        Austria, Government of,
                       Deb., 7.625%, 10/18/2004               135,404
        245,000        Austria, Government of,
                       Unsub., 6.5%, 1/10/2024                153,117
         60,000        Baden Wurt L-Finance NV,
                       Bank Guarantee, 6%,
                       1/25/2006                               35,446
         40,000        Bank Ned Gemeenten, Bond,
                       6.375%, 1/4/2006                        21,414
         30,000        Bank Ned Gemeenten, Bond,
                       7.75%, 12/20/2004                       16,959
         49,578        Belgium, Government of,
                       7.75%, 10/15/2004                       62,100
         12,741        Belgium, Government of,
                       Bond, 6.5%, 3/31/2005                   15,220
         99,701        Depfa-Bank, 5.5%,
                       1/15/2013                              111,598
         86,877        France, Government of,
                       8.5%, 10/25/2019                       131,280
         62,888        Germany, Government of,
                       Deb., 6.25%, 1/04/2024                  76,234
         57,138        Ireland, Government of,
                       Deb., 9%, 9/01/2006                     78,584
        247,898        Italy, Government of,
                       9.5%, 1/01/2005                        332,682
         41,316        Italy, Government of,
                       Bond, 10.5%, 11/01/2000                 47,599
         30,987        Italy, Government of,
                       Deb., 12%, 1/01/2002                    39,285
         51,129        KFW International Finance,
                       Bank Guarantee, 6.75%,
                       6/20/2005                               61,745
        158,823        Netherlands, Government
                       of, 5.75%, 1/15/2004                   182,130
         27,226        Netherlands, Government
                       of, 6%, 1/15/2006                       32,016
FOREIGN
CURRENCY                                                    VALUE IN
PAR AMOUNT                                              U.S. DOLLARS
                       BONDS-continued
                       FOREIGN BONDS-continued
                       EURO CURRENCY-CONTINUED
        240,404        Spain, Government of,
                       6.15%, 1/31/2013                $      285,700
         29,750        Spain, Government of,
                       Deb., 10.1%, 2/28/2001                  34,809
        357,904        Treuhandanstalt, 7.75%,
                       10/01/2002                             426,545
        208,607        Treuhandanstalt, Foreign
                       Gov't. Guarantee, 6.875%,
                       6/11/2003                              246,701
                       TOTAL                                2,526,568
                       GREEK DRACHMA-0.0%
     11,400,000        Greece, Government of,
                       Floating Rate Note,
                       10/23/2003                              38,047
                       HUNGARIAN FORINT-0.3%
      6,700,000        Hungary, Government of,
                       Bond, 14%, 12/12/2002                   28,767
    100,000,000        Hungary, Government of,
                       Bond, Series 03/I, 13%,
                       7/24/2003                              419,957
                       TOTAL                                  448,724
                       NEW ZEALAND DOLLAR-0.0%
         41,000        New Zealand, Government
                       of, 8%, 2/15/2001                       23,040
                       NORWEGIAN KRONE-0.1%
        195,000        Norway, Government of,
                       5.5%, 5/15/2009                         25,447
        420,000        Norway, Government of,
                       Bond, 7%, 5/31/2001                     54,979
        315,000        Norway, Government of,
                       Foreign Gov't. Guarantee,
                       5.75%, 11/30/2004                       41,067
                       TOTAL                                  121,493
                       POLISH ZLOTY-0.0%
         80,000        Poland, Government of,
                       Bond, 12%, 10/12/2003                   20,909
        195,000        Poland, Government of,
                       Bond, Series 5Y, 12%,
                       2/12/2003                               49,766
                       TOTAL                                   70,675
                       SWEDISH KRONA-0.2%
        900,000        Sweden, Government of, 6%,
                       2/09/2005                              114,615
        200,000        Sweden, Government of,
                       Deb., 13%, 6/15/2001                    27,561
        800,000        Sweden, Government of,
                       Deb., 9%, 4/20/2009                    125,048
                       TOTAL                                  267,224
FOREIGN
CURRENCY                                                    VALUE IN
PAR AMOUNT                                              U.S. DOLLARS
                       BONDS-continued
                       FOREIGN BONDS-continued
                       UNITED KINGDOM POUND-0.4%
         80,000        British Gas PLC, 8.875%,
                       7/8/2008                        $      152,673
        175,000        United Kingdom, Government
                       of, 9%, 3/03/2000                      288,403
         29,000        United Kingdom, Government
                       of, Deb., 8.5%, 12/07/2005              55,227
                       TOTAL                                  496,303
                       TOTAL FOREIGN BONDS                  4,911,839
                       TOTAL BONDS (IDENTIFIED
                       COST $115,660,467)                 106,443,920
                       TOTAL INVESTMENTS
                       (IDENTIFIED COST
                       $132,419,582) 7                  $ 134,720,798


1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payment to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts is $8,031,375 as of May 31, 1999.

2 Non-income producing security.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The Federated Mortgage Core Portfolio is a diversified portfolio of mortgage-backed securities.

5 The High Yield Portfolio is a diversified portfolio of below investment grade bonds and is a portfolio of Federated Core Trust.

6 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. As of May 31, 1999, these securities amounted to $1,298,594 which represents 1.0% of net assets.

7 The cost of investments for federal tax purposes amounts to $132,419,582. The net unrealized appreciation of investments on a federal tax basis amounts to $2,301,216 which is comprised of $4,829,630 appreciation and $2,528,414 depreciation as of May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($135,985,181) as of May 31, 1999.

The following acronyms are used throughout this portfolio:

COL -Collateralized
MBIA -Municipal Bond Investors Assurance
PLC -Public Limited Company
TRANs -Tax and Revenue Anticipation Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$132,419,582)                             $   134,720,798
Cash                                                4,519
Income receivable                               1,046,696
Receivable for shares sold                        191,975
Receivable for daily
variation margin                                   70,000
Deferred organizational
costs                                              11,773
Other assets                                        1,038
TOTAL ASSETS                                  136,046,799
LIABILITIES:
Payable for shares
redeemed                     $      119
Payable for taxes withheld           72
Accrued expenses                 61,427
TOTAL LIABILITIES                                  61,618
Net assets for 12,747,635
shares outstanding                          $ 135,985,181
NET ASSETS CONSIST OF:
Paid in capital                           $   132,538,056
Net unrealized
appreciation of
investments, translation
of assets and liabilities
in foreign currency and
futures contracts                               2,217,293
Accumulated net realized
gain on investments,
foreign currency
transactions and futures
contracts                                       1,110,306
Undistributed net
investment income                                 119,526
TOTAL NET ASSETS                            $ 135,985,181
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$85,991,687 / 8,062,446
shares outstanding                                 $10.67
SELECT SHARES:
$49,993,494 / 4,685,189
shares outstanding                                 $10.67


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                          $   1,070,826
Interest (net of dollar
roll expense of $11,574)
(net of foreign taxes
withheld of $66)                                                       2,846,016
TOTAL INCOME                                                           3,916,842
EXPENSES:
Investment advisory fee                          $   498,188
Administrative personnel
and services fee                                      77,288
Custodian fees                                        11,321
Transfer and dividend
disbursing agent fees and
expenses                                              34,839
Directors'/Trustees' fees                              2,602
Auditing fees                                          8,937
Legal fees                                             2,186
Portfolio accounting fees                             34,687
Distribution services fee-
Select Shares                                        181,710
Shareholder services fee-
Institutional Shares                                 104,948
Shareholder services fee-
Select Shares                                         60,570
Share registration costs                              15,490
Printing and postage                                  19,309
Insurance premiums                                     1,596
Taxes                                                     80
Miscellaneous                                          8,855
TOTAL EXPENSES                                     1,062,606
WAIVERS:
Waiver of investment
advisory fee                    $  (214,276)
Waiver of distribution
services fee-Select Shares         (60,570)
Waiver of shareholder
services fee-Institutional
Shares                             (83,959)
TOTAL WAIVERS                                       (358,805)
Net expenses                                                             703,801
Net investment income                                                  3,213,041
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCY AND FUTURES
CONTRACTS:
Net realized gain on
investments, foreign
currency transactions,
and futures contracts                                                  1,785,234
Net change in unrealized
appreciation
(depreciation) of
investments, translation
of assets and liabilities
in foreign currency, and
futures contracts                                                     (3,812,842)
Net realized and
unrealized gain on
investments, foreign
currency transactions and
futures contracts                                                     (2,027,608)
Change in net assets
resulting from operations                                          $   1,185,433


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                   SIX MONTHS
                                        ENDED                YEAR
                                   (unaudited)              ENDED
                                       MAY 31,        NOVEMBER 30,
                                         1999                1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $   3,213,041       $   5,687,002
Net realized gain on
investments, foreign
currency transactions and
futures contracts
($1,785,234 and
$3,585,572, net gains
respectively, as computed
for federal tax purposes)           1,785,234           2,934,091
Net change in unrealized
appreciation
(depreciation) of
investments, translation
of assets and liabilities
in foreign currency and
futures contracts                  (3,812,842)          2,267,518
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           1,185,433          10,888,611
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares               (2,106,535)        (3,861,664)
Select Shares                      (1,041,041)        (1,805,745)
Distributions from net
realized gains on
investments, foreign
currency transactions and
futures contracts
Institutional Shares               (2,276,942)          (868,541)
Select Shares                      (1,309,740)          (458,242)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                    (6,734,258)        (6,994,192)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             35,434,496         50,306,550
Net asset value of shares
issued to shareholders in
payment of
distributions declared              4,177,646          3,766,809
Cost of shares redeemed           (25,692,095)       (38,019,640)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                       13,920,047         16,053,719
Change in net assets                8,371,222         19,948,138
NET ASSETS:
Beginning of period               127,613,959        107,665,821
End of period (including
undistributed net
investment income of
$119,526 and $54,061,
respectively)                   $ 135,985,181      $ 127,613,959


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              SIX MONTHS
                                   ENDED
                              (unaudited)
                                   MAY 31,                     YEAR ENDED NOVEMBER 30,
                                     1999         1998        1997        1996        1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD               $11.13        $10.77      $10.56      $10.54     $  9.76      $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income               0.27          0.55        0.60        0.59        0.62        0.31
Net realized and
unrealized gain (loss) on
investments,
foreign currency
transactions, and futures
contracts                          (0.15)         0.49        0.30        0.12        0.78       (0.25)
TOTAL FROM
INVESTMENT OPERATIONS               0.12          1.04        0.90        0.71        1.40        0.06
LESS DISTRIBUTIONS:
Distributions from net
investment income                  (0.27)        (0.55)      (0.62)      (0.62)      (0.62)      (0.30)
Distributions from net
realized gain on
investments, foreign
currency transactions and
futures contracts                  (0.31)        (0.13)      (0.07)      (0.07)         -            -
TOTAL DISTRIBUTIONS                (0.58)        (0.68)      (0.69)      (0.69)      (0.62)      (0.30)
NET ASSET VALUE, END OF
PERIOD                            $10.67        $11.13      $10.77      $10.56      $10.54     $  9.76
TOTAL RETURN 2                      1.11%        10.06%       8.88%       6.98%      14.74%       0.55%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                          1.32%  4      1.42%       1.50%       1.60%       1.81%       1.68%  4
Net investment income 3             4.58%  4      4.47%       4.93%       4.92%       5.20%       5.01%  4
Expenses (after waivers)            0.80%  4      0.80%       0.80%       0.80%       0.75%       0.67%  4
Net investment income
(after waivers)                     5.10% 4      5.09%       5.63%       5.72%       6.26%       6.02%  4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $85,992       $81,421     $71,058     $67,122     $50,852     $34,692
Portfolio turnover                    64%          122%         99%        164%        165%        153%


1 Reflects operations for the period from May 25,1994 (date of initial public investment) to November 30, 1994. For the period from start at business, January 18, 1994 to May 24, 1994, the net investment income was distributed to the Fund's advisor.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS
                                   ENDED
                             (unaudited)
                                  MAY 31,                     YEAR ENDED NOVEMBER 30,
                                    1999          1998        1997        1996        1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD               $11.13        $10.77      $10.56      $10.54     $  9.77      $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income               0.23          0.48        0.51        0.53        0.48        0.28
Net realized and
unrealized gain (loss) on
investments,
foreign currency
transactions and futures
contracts                          (0.15)         0.49        0.31        0.10        0.83       (0.25)
TOTAL FROM
INVESTMENT OPERATIONS               0.08          0.97        0.82        0.63        1.31        0.03
LESS DISTRIBUTIONS:
Distributions from net
investment income                  (0.23)        (0.48)      (0.54)      (0.54)      (0.54)      (0.26)
Distributions from net
realized gain on
investments, foreign
currency transactions and
futures contracts                  (0.31)        (0.13)      (0.07)      (0.07)         -           -
TOTAL DISTRIBUTIONS                (0.54)        (0.61)      (0.61)      (0.61)      (0.54)      (0.26)
NET ASSET VALUE, END OF
PERIOD                            $10.67        $11.13      $10.77      $10.56      $10.54     $  9.77
TOTAL RETURN 2                      0.77%         9.29%       8.14%       6.23%      13.76%       0.26%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                          2.07% 4       1.60%       2.25%       2.35%       2.56%       2.68% 4
Net investment income 3             3.81% 4       4.92%       4.18%       4.17%       4.50%       3.98% 4
Expenses (after waivers)            1.50% 4       1.50%       1.50%       1.50%       1.50%       1.42% 4
Net investment income
(after waivers)                     4.38% 4       4.39%       4.93%       5.02%       5.56%       5.24% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $49,993       $46,193     $36,608     $25,459     $13,927      $3,198
Portfolio turnover                    64%          122%         99%        164%        165%        153%


1 Reflects operations for the period from May 25,1994 (date of initial public investment) to November 30, 1994. For the period from start at business, January 27, 1994 to May 24, 1994, the net investment income was distributed to the Fund's advisor.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Managed Service Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the fund is to seek current income.

The Fund offer two classes of shares: Institutional Shares and Select
Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended May 31, 1999, the Fund had realized gains of $1,348,526. As of May 31, 1999, the Fund had outstanding futures contracts as set forth below:

                  CONTRACTS TO                                         UNREALIZED
EXPIRATION DATE   DELIVER/RECEIVE   POSITION   NET NOTIONAL AMOUNT   DEPRECIATION
June 1999         25 S&P 500        Long                $8,107,500      $(76,125)

FORWARD COMMITMENTS

The Fund may enter into forward commitments for the delayed delivery of securities which are based upon financial indices at a fixed price at a future date. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in security prices. The Fund had no forward foreign currency exchange contracts outstanding at May 31, 1999.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held as of May 31, 1999 is as follows:

                   ACQUISITION             ACQUISITION
SECURITY           DATE                    COST
Bayer Corp.        03/21/1996-04/17/1996      $345,302
Den Danske Bank    01/7/1998                   497,199
Swedbank           01/7/1998                   497,806

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                       SIX MONTHS ENDED                    YEAR ENDED
                                        MAY 31, 1999                    NOVEMBER 30, 1998
INSTITUTIONAL SHARES:            SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    2,297,756       $  24,898,519       2,994,554       $  32,643,234
Shares issued to
shareholders in payment of
distributions declared            234,282          2,530,580         223,280           2,420,840
Shares redeemed                (1,786,009)       (19,329,852)     (2,496,345)        (27,198,765)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                      746,029      $   8,099,247         721,489       $   7,865,309

                                       SIX MONTHS ENDED                    YEAR ENDED
                                        MAY 31, 1999                    NOVEMBER 30, 1998
SELECT SHARES:                   SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                       970,924       $  10,535,977        1,622,667       $  17,663,316
Shares issued to
shareholders in payment of
distributions declared            152,311           1,647,066          124,219           1,345,969
Shares redeemed                  (587,312)         (6,362,243)        (995,122)        (10,820,875)
NET CHANGE RESULTING FROM
SELECT SHARE TRANSACTIONS         535,923       $   5,820,800          751,764       $   8,188,410
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              1,281,952       $  13,920,047        1,473,253       $  16,053,719

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company (formerly Federated Management), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Funds's Select shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $91,334 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for these expenses. The expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:

Purchases   $90,021,680
Sales       $78,487,052

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

As of May 31, 1999, the diversification of industries for non-U.S. issuers was as follows;

                           PERCENTAGE
                           OF NET
INDUSTRY                   ASSETS
Agency                     0.2
Banking                    1.1
Financial Intermediaries   0.1
Forest Products            0.3
Metals & Mining            0.6
Sovereign                  2.7
Sovereign Government       0.7
State/Provincial           0.1
Unassigned                 0.2
Utilities                  0.1

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

On May 19, 1999, the Trust's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, dismissed Arthur Andersen LLP ("AA") as the Trust's independent auditors. During the six-month period ended May 31, 1999 (the "Period"): (i) AA did not issue any report on the Trust's financial statements; (ii) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such period; and (iii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Trust, by action of its Board of Trustees, engaged Deloitte & Touche LLP ("D&T") as the independent auditors for purposes of auditing the Trust's financial statements for the fiscal year ending November 30, 1999. During the Period, neither the Trust, nor anyone on the Trust's behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
WILLIAM J. COPELAND
JOHN F. CUNNINGHAM
LAWRENCE D. ELLIS, M.D.
GLEN R. JOHNSON
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

GLEN R. JOHNSON
President

J. CHRISTOPHER DONAHUE
Executive Vice President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD J. THOMAS
Treasurer

RICHARD B. FISHER
Vice President

C. GRANT ANDERSON
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses, and other information.

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Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated Managed Income Fund

INSTITUTIONAL SHARES
SELECT SHARES

MAY 31, 1999

[Graphic]
Federated
Federated Managed Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 56166K107
Cusip 56166K206
G00517-01 (7/99)

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